UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06520
AMG Funds I
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(203) 299-3500
Date of fiscal year end:
October 31
Date of reporting period:
November 01, 2023 - October 31, 2024
(Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)

AMG Frontier Small Cap Growth Fund
Class N/MSSVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class N/MSSVX)	$152	1.30%
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class N shares returned 33.53% for the fiscal year that ended October 31, 2024, underperforming the Russell 2000® Growth Index, which returned 36.49% for the period. The S&P 500® Index returned 38.02% for the period.
•    The first eight months of the fiscal year were defined by a shifting market sentiment towards declining interest rates as inflation cooled. During this time, technology stocks, specifically those related to artificial intelligence (AI), led the market and contributed meaningfully to the Fund’s performance.
•    The last four months were defined by the market realization that interest rates would not be lowered as quickly as anticipated, a decline in tech stocks, but an overall broadening of the market’s performance.
TOP CONTRIBUTORS AND DETRACTORS
•    The industrials sector was a positive contributor with several strong performers in the commercial aerospace and building product markets, including FTAI Aviation (+264%) and Granite Construction (+109%).
•    The materials sector was a positive contributor due to strength from Carpenter Technology (+140%) and Eagle Materials (+86%).
•    Technology stocks contributed strongly to performance through the first half of the year, but declined in the third quarter as the technology sector overall, and especially our semiconductor-related stocks, sold off. Top contributors included Coherent (+212%) and Pure Storage (+51%). Top detractors included indie Semiconductor (-32%) and MaxLinear (-15%).
•    The consumer discretionary sector was the top detractor as the Fund’s 11% return could not keep pace with the 35% return for the Russell 2000® Growth Index. The top detractor in the sector was Xponential Fitness (-26%). The Fund exited its position in Xponential Fitness during the period.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	33.53%	12.92%	10.97%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
Effective October 31, 2024, the S&P 500® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$78,712,660
Total number of portfolio holdings	122
Net advisory fees paid	$347,097
Portfolio turnover rate as of the end of the reporting period	234%
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Summit Materials, Inc., Class A	4.1%
Eagle Materials, Inc.	3.8%
Lithia Motors, Inc.	3.8%
United Therapeutics Corp.	3.2%
Beacon Roofing Supply, Inc.	3.2%
Viking Therapeutics, Inc.	3.1%
Caesars Entertainment, Inc.	3.1%
Granite Construction, Inc.	3.1%
Credo Technology Group Holding, Ltd.	2.8%
ATI, Inc.	2.3%
Top Ten as a Group	32.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Frontier Small Cap Growth Fund
Class I/MSSCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class I/MSSCX)	$116	0.99%
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class I shares returned 33.86% for the fiscal year that ended October 31, 2024, underperforming the Russell 2000® Growth Index, which returned 36.49% for the period. The S&P 500® Index returned 38.02% for the period.
•    The first eight months of the fiscal year were defined by a shifting market sentiment towards declining interest rates as inflation cooled. During this time, technology stocks, specifically those related to artificial intelligence (AI), led the market and contributed meaningfully to the Fund’s performance.
•    The last four months were defined by the market realization that interest rates would not be lowered as quickly as anticipated, a decline in tech stocks, but an overall broadening of the market’s performance.
TOP CONTRIBUTORS AND DETRACTORS
•    The industrials sector was a positive contributor with several strong performers in the commercial aerospace and building product markets, including FTAI Aviation (+264%) and Granite Construction (+109%).
•    The materials sector was a positive contributor due to strength from Carpenter Technology (+140%) and Eagle Materials (+86%).
•    Technology stocks contributed strongly to performance through the first half of the year, but declined in the third quarter as the technology sector overall, and especially our semiconductor-related stocks, sold off. Top contributors included Coherent (+212%) and Pure Storage (+51%). Top detractors included indie Semiconductor (-32%) and MaxLinear (-15%).
•    The consumer discretionary sector was the top detractor as the Fund’s 11% return could not keep pace with the 35% return for the Russell 2000® Growth Index. The top detractor in the sector was Xponential Fitness (-26%). The Fund exited its position in Xponential Fitness during the period.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	33.86%	13.30%	11.30%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
Effective October 31, 2024, the S&P 500® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$78,712,660
Total number of portfolio holdings	122
Net advisory fees paid	$347,097
Portfolio turnover rate as of the end of the reporting period	234%
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Summit Materials, Inc., Class A	4.1%
Eagle Materials, Inc.	3.8%
Lithia Motors, Inc.	3.8%
United Therapeutics Corp.	3.2%
Beacon Roofing Supply, Inc.	3.2%
Viking Therapeutics, Inc.	3.1%
Caesars Entertainment, Inc.	3.1%
Granite Construction, Inc.	3.1%
Credo Technology Group Holding, Ltd.	2.8%
ATI, Inc.	2.3%
Top Ten as a Group	32.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Frontier Small Cap Growth Fund
Class Z/MSSYX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class Z/MSSYX)	$105	0.90%
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class Z shares returned 34.01% for the fiscal year that ended October 31, 2024, underperforming the Russell 2000® Growth Index, which returned 36.49% for the period. The S&P 500® Index returned 38.02% for the period.
•    The first eight months of the fiscal year were defined by a shifting market sentiment towards declining interest rates as inflation cooled. During this time, technology stocks, specifically those related to artificial intelligence (AI), led the market and contributed meaningfully to the Fund’s performance.
•    The last four months were defined by the market realization that interest rates would not be lowered as quickly as anticipated, a decline in tech stocks, but an overall broadening of the market’s performance.
TOP CONTRIBUTORS AND DETRACTORS
•    The industrials sector was a positive contributor with several strong performers in the commercial aerospace and building product markets, including FTAI Aviation (+264%) and Granite Construction (+109%).
•    The materials sector was a positive contributor due to strength from Carpenter Technology (+140%) and Eagle Materials (+86%).
•    Technology stocks contributed strongly to performance through the first half of the year, but declined in the third quarter as the technology sector overall, and especially our semiconductor-related stocks, sold off. Top contributors included Coherent (+212%) and Pure Storage (+51%). Top detractors included indie Semiconductor (-32%) and MaxLinear (-15%).
•    The consumer discretionary sector was the top detractor as the Fund’s 11% return could not keep pace with the 35% return for the Russell 2000® Growth Index. The top detractor in the sector was Xponential Fitness (-26%). The Fund exited its position in Xponential Fitness during the period.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	34.01%	13.37%	11.43%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
Effective October 31, 2024, the S&P 500® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$78,712,660
Total number of portfolio holdings	122
Net advisory fees paid	$347,097
Portfolio turnover rate as of the end of the reporting period	234%
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Summit Materials, Inc., Class A	4.1%
Eagle Materials, Inc.	3.8%
Lithia Motors, Inc.	3.8%
United Therapeutics Corp.	3.2%
Beacon Roofing Supply, Inc.	3.2%
Viking Therapeutics, Inc.	3.1%
Caesars Entertainment, Inc.	3.1%
Granite Construction, Inc.	3.1%
Credo Technology Group Holding, Ltd.	2.8%
ATI, Inc.	2.3%
Top Ten as a Group	32.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Core Bond ESG Fund
Class N/MBGVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class N/MBGVX)	$93	0.88%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 10.70% for the fiscal year that ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% during the period.
•    The fixed income market generated strong returns during the past fiscal year, as interest rates fell and credit spreads narrowed amidst a decrease in the pace of inflation and a solid economy.
Top Contributors and Detractors
•    The primary driver of this outperformance was the Fund’s overweight position to corporates.
•    An overweight position to the securitized debt sector and allocation decisions also contributed positively, particularly the Fund’s focus on higher coupon mortgage-backed securities (MBS).
•    Security selection within MBS played a significant role in the Fund’s outperformance.
•    An out-of-benchmark allocation to preferreds further enhanced overall performance.
Positioning Update
•    The Fund is generally neutral duration and is focused on the intermediate part of the yield curve where we find the best risk-adjusted value in the spread sectors.
•    The Fund is overweight corporate bonds, and its allocation is expressed in higher-quality issuers with strong cash flows and solid balance sheets. Corporates continue to benefit from the strong fundamental environment supported by solid balance sheets and resilient earnings. Conversely, spreads are historically tight and further moves lower from here are likely limited.
•    MBS valuations look attractive at these levels, but interest rate volatility has been a headwind.
•    Asset-backed securities (ABS) has proven to be a good diversifier in the securitized space, with less correlation to rate volatility versus the MBS sector, and market demand remains strong.
•    Preferred securities potentially offer attractive income and diversification.
•    The Fund is overweight taxable municipal bonds given strong fundamentals and the recession-resistant characteristics offered by the asset class.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on May 08, 2015, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class N	10.70%	(0.78%)	0.85%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.40%
"Bloomberg®" and any Bloomberg index described herein are service marks of Bloomberg Finance L. P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg") and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$118,779,576
Total number of portfolio holdings	121
Net advisory fees paid	$194,655
Portfolio turnover rate as of the end of the reporting period	34%
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.4%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.9%
FHLMC, 3.500%, 10/01/45	2.4%
U.S. Treasury Bonds, 3.500%, 02/15/39	2.3%
FHLMC, 5.500%, 06/01/53	2.0%
FHLMC, 3.000%, 11/01/49	2.0%
U.S. Treasury Bonds, 1.875%, 02/15/51	1.8%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.5%
Top Ten as a Group	22.5%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Core Bond ESG Fund
Class I/MBDFX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class I/MBDFX)	$58	0.55%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 11.06% for the fiscal year that ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% during the period.
•    The fixed income market generated strong returns during the past fiscal year, as interest rates fell and credit spreads narrowed amidst a decrease in the pace of inflation and a solid economy.
Top Contributors and Detractors
•    The primary driver of this outperformance was the Fund’s overweight position to corporates.
•    An overweight position to the securitized debt sector and allocation decisions also contributed positively, particularly the Fund’s focus on higher coupon mortgage-backed securities (MBS).
•    Security selection within MBS played a significant role in the Fund’s outperformance.
•    An out-of-benchmark allocation to preferreds further enhanced overall performance.
Positioning Update
•    The Fund is generally neutral duration and is focused on the intermediate part of the yield curve where we find the best risk-adjusted value in the spread sectors.
•    The Fund is overweight corporate bonds, and its allocation is expressed in higher-quality issuers with strong cash flows and solid balance sheets. Corporates continue to benefit from the strong fundamental environment supported by solid balance sheets and resilient earnings. Conversely, spreads are historically tight and further moves lower from here are likely limited.
•    MBS valuations look attractive at these levels, but interest rate volatility has been a headwind.
•    Asset-backed securities (ABS) has proven to be a good diversifier in the securitized space, with less correlation to rate volatility versus the MBS sector, and market demand remains strong.
•    Preferred securities potentially offer attractive income and diversification.
•    The Fund is overweight taxable municipal bonds given strong fundamentals and the recession-resistant characteristics offered by the asset class.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	11.06%	(0.46%)	1.25%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.49%
"Bloomberg®" and any Bloomberg index described herein are service marks of Bloomberg Finance L. P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg") and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$118,779,576
Total number of portfolio holdings	121
Net advisory fees paid	$194,655
Portfolio turnover rate as of the end of the reporting period	34%
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.4%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.9%
FHLMC, 3.500%, 10/01/45	2.4%
U.S. Treasury Bonds, 3.500%, 02/15/39	2.3%
FHLMC, 5.500%, 06/01/53	2.0%
FHLMC, 3.000%, 11/01/49	2.0%
U.S. Treasury Bonds, 1.875%, 02/15/51	1.8%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.5%
Top Ten as a Group	22.5%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG GW&K Core Bond ESG Fund
Class Z/MBDLX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class Z/MBDLX)	$51	0.48%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 11.15% for the fiscal year that ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% during the period.
•    The fixed income market generated strong returns during the past fiscal year, as interest rates fell and credit spreads narrowed amidst a decrease in the pace of inflation and a solid economy.
Top Contributors and Detractors
•    The primary driver of this outperformance was the Fund’s overweight position to corporates.
•    An overweight position to the securitized debt sector and allocation decisions also contributed positively, particularly the Fund’s focus on higher coupon mortgage-backed securities (MBS).
•    Security selection within MBS played a significant role in the Fund’s outperformance.
•    An out-of-benchmark allocation to preferreds further enhanced overall performance.
Positioning Update
•    The Fund is generally neutral duration and is focused on the intermediate part of the yield curve where we find the best risk-adjusted value in the spread sectors.
•    The Fund is overweight corporate bonds, and its allocation is expressed in higher-quality issuers with strong cash flows and solid balance sheets. Corporates continue to benefit from the strong fundamental environment supported by solid balance sheets and resilient earnings. Conversely, spreads are historically tight and further moves lower from here are likely limited.
•    MBS valuations look attractive at these levels, but interest rate volatility has been a headwind.
•    Asset-backed securities (ABS) has proven to be a good diversifier in the securitized space, with less correlation to rate volatility versus the MBS sector, and market demand remains strong.
•    Preferred securities potentially offer attractive income and diversification.
•    The Fund is overweight taxable municipal bonds given strong fundamentals and the recession-resistant characteristics offered by the asset class.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on May 08, 2015, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through October 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	11.15%	(0.39%)	1.26%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.40%
"Bloomberg®" and any Bloomberg index described herein are service marks of Bloomberg Finance L. P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg") and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$118,779,576
Total number of portfolio holdings	121
Net advisory fees paid	$194,655
Portfolio turnover rate as of the end of the reporting period	34%
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.4%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.9%
FHLMC, 3.500%, 10/01/45	2.4%
U.S. Treasury Bonds, 3.500%, 02/15/39	2.3%
FHLMC, 5.500%, 06/01/53	2.0%
FHLMC, 3.000%, 11/01/49	2.0%
U.S. Treasury Bonds, 1.875%, 02/15/51	1.8%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.5%
Top Ten as a Group	22.5%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG River Road Large Cap Value Select Fund
Class N/FQUAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about AMG River Road Large Cap Value Select Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Large Cap Value Select Fund (Class N/FQUAX)	$112	0.95%
Management's Discussion of Fund Performance
Performance Overview
•   The Fund’s Class N shares returned 36.62% for the fiscal year that ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
Top Contributors and Detractors
•    Stock selection was positive, while sector allocation was negative.
•    The sectors with the highest contribution to relative return were industrials and materials. Industrials benefited from positive stock selection and an underweight allocation. Materials benefited from positive stock selection, partially offset by an overweight allocation.
•    The holdings with the highest contribution to active return were KKR, Talen Energy, and CRH.
•    The sectors with the lowest contribution to relative return were information technology and consumer discretionary. Information technology suffered from lack of exposure. Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation.
•    The holdings with the lowest contribution to active return were Nestle, LKQ, and Valaris Limited.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in four sectors and meaningfully underweight (greater than -5%) in two. The largest overweight allocations were consumer staples and financials. The largest underweight allocations were information technology and communication services.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	36.62%	9.97%	9.15%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Effective October 31, 2024, the S&P 500® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.
As of March 22, 2021, the Fund's Subadviser was changed to River Road Asset Management, LLC. Prior to March 22, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before March 22, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$46,111,504
Total number of portfolio holdings	28
Net advisory fees paid	$58,846
Portfolio turnover rate as of the end of the reporting period	106%
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CRH PLC	8.1%
BJ's Wholesale Club Holdings, Inc.	6.3%
Willis Towers Watson PLC (United Kingdom)	6.0%
Fairfax Financial Holdings, Ltd. (Canada)	5.7%
Lululemon Athletica, Inc. (Canada)	5.1%
The Kroger Co.	5.0%
Labcorp Holdings, Inc.	4.9%
Lennar Corp., Class A	4.6%
KKR & Co., Inc.	4.5%
Casey's General Stores, Inc.	4.3%
Top Ten as a Group	54.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG River Road Large Cap Value Select Fund
Class I/MEQFX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about AMG River Road Large Cap Value Select Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Large Cap Value Select Fund (Class I/MEQFX)	$75	0.63%
Management's Discussion of Fund Performance
Performance Overview
•   The Fund’s Class I shares returned 37.06% for the fiscal year that ended October 31, 2024, underperforming the S&P 500® Index, which returned 38.02% for the period.
Top Contributors and Detractors
•    Stock selection was positive, while sector allocation was negative.
•    The sectors with the highest contribution to relative return were industrials and materials. Industrials benefited from positive stock selection and an underweight allocation. Materials benefited from positive stock selection, partially offset by an overweight allocation.
•    The holdings with the highest contribution to active return were KKR, Talen Energy, and CRH.
•    The sectors with the lowest contribution to relative return were information technology and consumer discretionary. Information technology suffered from lack of exposure. Consumer discretionary suffered from negative stock selection, partially offset by an overweight allocation.
•    The holdings with the lowest contribution to active return were Nestle, LKQ, and Valaris Limited.
Positioning
•    As of October 31, 2024, the Fund is meaningfully overweight (greater than 5%) in four sectors and meaningfully underweight (greater than -5%) in two. The largest overweight allocations were consumer staples and financials. The largest underweight allocations were information technology and communication services.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	37.06%	10.32%	9.47%
S&P 500® Index	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Effective October 31, 2024, the S&P 500® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.
As of March 22, 2021, the Fund's Subadviser was changed to River Road Asset Management, LLC. Prior to March 22, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before March 22, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$46,111,504
Total number of portfolio holdings	28
Net advisory fees paid	$58,846
Portfolio turnover rate as of the end of the reporting period	106%
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CRH PLC	8.1%
BJ's Wholesale Club Holdings, Inc.	6.3%
Willis Towers Watson PLC (United Kingdom)	6.0%
Fairfax Financial Holdings, Ltd. (Canada)	5.7%
Lululemon Athletica, Inc. (Canada)	5.1%
The Kroger Co.	5.0%
Labcorp Holdings, Inc.	4.9%
Lennar Corp., Class A	4.6%
KKR & Co., Inc.	4.5%
Casey's General Stores, Inc.	4.3%
Top Ten as a Group	54.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Veritas China Fund
Class N/MMCFX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about AMG Veritas China Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas China Fund (Class N/MMCFX)	$115	1.15%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares delivered a positive return of 0.36% for the fiscal year that ended October 31, 2024, but underperformed the MSCI China Index, which returned 21.75% for the period.
•    For much of the year, China’s equity markets lagged behind regional peers like India, South Korea, and Taiwan, despite high initial optimism post-COVID-19.
•    Investor sentiment was dampened by a slower-than-expected economic recovery and weak consumer spending. However, signs of stabilisation began to surface midway through the year, and a market rebound ensued after China’s extensive stimulus measures boosted market confidence.
Relative Performance
•    The Fund’s largest detractors were in consumer discretionary, with notable weaknesses in Meituan, China’s major food delivery platform, and New Oriental, a leading private education provider.
•    Alibaba showed signs of recovery toward the end of the period, while Tencent delivered strong returns, backed by diversified revenues in gaming, advertising, and strategic investments.
Positioning and Outlook
•    September’s policy easing by President Xi’s administration marked a shift from China’s previous moderate stance. Increased corporate buybacks suggest improved governance and shareholder returns, potentially translating to stronger earnings per share growth.
•    With Chinese equities trading at attractive valuations relative to global and Emerging Markets, we are optimistic that these policies will support sustained recovery and strengthen market confidence.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	0.36%	(4.95%)	2.02%
MSCI China Index	21.75%	(1.17%)	2.35%
As of May 21, 2021, the Fund's Subadviser was changed to Veritas Asset Management LLP. Prior to May 21, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before May 21, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
All MSCI data is provided "as is". The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$43,196,442
Total number of portfolio holdings	36
Net advisory fees paid	$168,265
Portfolio turnover rate as of the end of the reporting period	100%
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd. (China)	19.4%
Alibaba Group Holding, Ltd. (China)	9.5%
Zijin Mining Group Co., Ltd., Class H (China)	4.9%
NARI Technology Co., Ltd., Class A (China)	4.8%
Meituan, Class B (China)	4.4%
Contemporary Amperex Technology Co., Ltd., Class A (China)	4.0%
BYD Co., Ltd., Class A (China)	3.8%
PDD Holdings, Inc., ADR (China)	3.7%
NetEase, Inc. (China)	3.1%
Tsingtao Brewery Co., Ltd., Class H (China)	2.9%
Top Ten as a Group	60.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Veritas China Fund
Class I/MIMFX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about AMG Veritas China Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas China Fund (Class I/MIMFX)	$94	0.94%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares delivered a positive return of 0.53% for the fiscal year that ended October 31, 2024, but underperformed the MSCI China Index, which returned 21.75% for the period.
•    For much of the year, China’s equity markets lagged behind regional peers like India, South Korea, and Taiwan, despite high initial optimism post-COVID-19.
•    Investor sentiment was dampened by a slower-than-expected economic recovery and weak consumer spending. However, signs of stabilisation began to surface midway through the year, and a market rebound ensued after China’s extensive stimulus measures boosted market confidence.
Relative Performance
•    The Fund’s largest detractors were in consumer discretionary, with notable weaknesses in Meituan, China’s major food delivery platform, and New Oriental, a leading private education provider.
•    Alibaba showed signs of recovery toward the end of the period, while Tencent delivered strong returns, backed by diversified revenues in gaming, advertising, and strategic investments.
Positioning and Outlook
•    September’s policy easing by President Xi’s administration marked a shift from China’s previous moderate stance. Increased corporate buybacks suggest improved governance and shareholder returns, potentially translating to stronger earnings per share growth.
•    With Chinese equities trading at attractive valuations relative to global and Emerging Markets, we are optimistic that these policies will support sustained recovery and strengthen market confidence.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	0.53%	(4.74%)	2.26%
MSCI China Index	21.75%	(1.17%)	2.35%
As of May 21, 2021, the Fund's Subadviser was changed to Veritas Asset Management LLP. Prior to May 21, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before May 21, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
All MSCI data is provided "as is". The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$43,196,442
Total number of portfolio holdings	36
Net advisory fees paid	$168,265
Portfolio turnover rate as of the end of the reporting period	100%
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd. (China)	19.4%
Alibaba Group Holding, Ltd. (China)	9.5%
Zijin Mining Group Co., Ltd., Class H (China)	4.9%
NARI Technology Co., Ltd., Class A (China)	4.8%
Meituan, Class B (China)	4.4%
Contemporary Amperex Technology Co., Ltd., Class A (China)	4.0%
BYD Co., Ltd., Class A (China)	3.8%
PDD Holdings, Inc., ADR (China)	3.7%
NetEase, Inc. (China)	3.1%
Tsingtao Brewery Co., Ltd., Class H (China)	2.9%
Top Ten as a Group	60.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Veritas Global Focus Fund
Class N/MFQAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about AMG Veritas Global Focus Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Focus Fund (Class N/MFQAX)	$127	1.13%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares delivered strong absolute returns of 25.27% for the fiscal year that ended October 31, 2024, but underperformed the MSCI World Index, which returned 33.68% for the period.
Relative Performance
•    The primary detractor to relative performance was the underweight in information technology. The Fund held Amazon, Alphabet, and Microsoft, but not NVIDIA, Apple, Meta, or Tesla, which has been a drag to relative performance.
•    Without an outsized position in these select few securities, the odds have been stacked against beating the market. Being underweight, these securities were in hindsight a significant risk to relative returns, and the more concentrated and levered you were to them the better.
•    Another large detractor was Charter Communications. The company’s shares fell after its Q4 results due to a 61,000 drop in broadband subscribers, impacted by a dispute with Disney and rising competition from fiber and fixed wireless access (FWA). Charter’s long-term prospects remain positive, with plans to upgrade its network for faster, multigigabit speeds, providing a competitive edge over FWA.
•    Another key detractor was Diageo where there has been fear that growth has stalled due to a weak economic environment in the U.S., their single largest market. Weak consumer demand in China, along with uncertainty around GLP-1 weight loss drugs—which reportedly reduce alcohol consumption—has also driven weak sentiment.
Positioning and Outlook
•    As we know, market participants are drawn to what works, like moths are drawn to flames. The more concentrated the focus, the greater the number is of excellent businesses dumped unceremoniously by the wayside. We recently had the chance to invest in several such opportunities, and when the flame burns out for other market participants, we believe our pipeline of new ideas will ignite.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	25.27%	7.74%	8.13%
MSCI World Index	33.68%	12.03%	9.78%
As of May 21, 2021, the Fund's subadviser was changed to Veritas Asset Management LLP. Prior to May 21, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before May 21, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
All MSCI data is provided "as is". The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$32,420,249
Total number of portfolio holdings	31
Net advisory fees paid	$109,693
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Amazon.com, Inc. (United States)	6.7%
Alphabet, Inc., Class A (United States)	6.3%
Diageo PLC (United Kingdom)	4.6%
Aon PLC, Class A (United States)	4.6%
UnitedHealth Group, Inc. (United States)	4.5%
Unilever PLC (United Kingdom)	4.3%
Airbus SE (France)	4.2%
Safran SA (France)	4.2%
Canadian Pacific Kansas City, Ltd. (Canada)	4.2%
Microsoft Corp. (United States)	4.0%
Top Ten as a Group	47.6%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

AMG Veritas Global Focus Fund
Class I/MFQTX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about AMG Veritas Global Focus Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Focus Fund (Class I/MFQTX)	$99	0.88%
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares delivered strong absolute returns of 25.58% for the fiscal year that ended October 31, 2024, but underperformed the MSCI World Index, which returned 33.68% for the period.
Relative Performance
•    The primary detractor to relative performance was the underweight in information technology. The Fund held Amazon, Alphabet, and Microsoft, but not NVIDIA, Apple, Meta, or Tesla, which has been a drag to relative performance.
•    Without an outsized position in these select few securities, the odds have been stacked against beating the market. Being underweight, these securities were in hindsight a significant risk to relative returns, and the more concentrated and levered you were to them the better.
•    Another large detractor was Charter Communications. The company’s shares fell after its Q4 results due to a 61,000 drop in broadband subscribers, impacted by a dispute with Disney and rising competition from fiber and fixed wireless access (FWA). Charter’s long-term prospects remain positive, with plans to upgrade its network for faster, multigigabit speeds, providing a competitive edge over FWA.
•    Another key detractor was Diageo where there has been fear that growth has stalled due to a weak economic environment in the U.S., their single largest market. Weak consumer demand in China, along with uncertainty around GLP-1 weight loss drugs—which reportedly reduce alcohol consumption—has also driven weak sentiment.
Positioning and Outlook
•    As we know, market participants are drawn to what works, like moths are drawn to flames. The more concentrated the focus, the greater the number is of excellent businesses dumped unceremoniously by the wayside. We recently had the chance to invest in several such opportunities, and when the flame burns out for other market participants, we believe our pipeline of new ideas will ignite.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	25.58%	8.00%	8.39%
MSCI World Index	33.68%	12.03%	9.78%
As of May 21, 2021, the Fund's subadviser was changed to Veritas Asset Management LLP. Prior to May 21, 2021, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before May 21, 2021, might be less pertinent for investors considering whether to purchase shares of the Fund.
All MSCI data is provided "as is". The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of October 31, 2024)
Fund net assets	$32,420,249
Total number of portfolio holdings	31
Net advisory fees paid	$109,693
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings (as of October 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Amazon.com, Inc. (United States)	6.7%
Alphabet, Inc., Class A (United States)	6.3%
Diageo PLC (United Kingdom)	4.6%
Aon PLC, Class A (United States)	4.6%
UnitedHealth Group, Inc. (United States)	4.5%
Unilever PLC (United Kingdom)	4.3%
Airbus SE (France)	4.2%
Safran SA (France)	4.2%
Canadian Pacific Kansas City, Ltd. (Canada)	4.2%
Microsoft Corp. (United States)	4.0%
Top Ten as a Group	47.6%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/resources/order-literature.

(b) Not applicable.

Item 2. CODE OF ETHICS

Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code of Ethics that relates to any element of the code of ethics definition enumerated in paragraph (c) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of Item 2 of Form N-CSR. See attached Exhibit (a)(1).

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board has determined that independent Trustee Mr. Steven J. Paggioli qualifies as the Audit Committee Financial Expert. Mr. Paggioli is “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees

The aggregate fees billed by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Funds for the Funds’ two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

	Fiscal 2024	Fiscal 2023
AMG Frontier Small Cap Growth Fund	$26,231	$25,261
AMG GW&K Core Bond ESG Fund	$45,805	$44,735
AMG River Road Large Cap Value Select Fund	$30,207	$29,055
AMG Veritas China Fund	$24,404	$23,644
AMG Veritas Global Focus Fund	$27,250	$26,281

(b)	Audit-Related Fees

There were no fees billed by PwC to the Funds in their two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Funds’ two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to a Fund (not including any Subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to a

Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c)	Tax Fees

The aggregate fees billed by PwC to the Funds for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

	Fiscal 2024	Fiscal 2023
AMG Frontier Small Cap Growth Fund	$5,565	$5,455
AMG GW&K Core Bond ESG Fund	$5,565	$5,455
AMG River Road Large Cap Value Select Fund	$6,935	$6,800
AMG Veritas China Fund	$6,935	$6,800
AMG Veritas Global Focus Fund	$6,935	$6,800

For the Funds’ two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds were $0 for fiscal 2024 and $0 for fiscal 2023, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

There were no other fees billed by PwC to the Funds for all other non-audit services (“Other Fees”) during the Funds’ two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds.

(e)(1) According to policies adopted by the Audit Committee, services provided by PwC to the Funds must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Funds without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Funds. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e)(2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2024 and 2023 for non-audit services rendered to the Funds and Fund Service Providers were $71,935 and $70,643, respectively. For the fiscal year ended October 31, 2024, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $40,000 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended October 31, 2023, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $39,333 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment adviser, and any entity controlling, controlled, or under common control with the investment adviser that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ANNUAL FINANCIAL STATEMENTS

AMG Funds

October 31, 2024

AMG GW&K Core Bond ESG Fund
Class N: MBGVX	Class I: MBDFX	Class Z: MBDLX

AMG GW&K Small/Mid Cap Growth Fund

Class N: ACWDX	Class I: ACWIX	Class Z: ACWZX

wealth.amg.com	103124	AR069

AMG Funds Annual Financial Statements — October 31, 2024

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG GW&K Core Bond ESG Fund	2

AMG GW&K Small/Mid Cap Growth Fund	6

Statement of Assets and Liabilities	9
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	11
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	12
Detail of changes in assets for the past two fiscal years

Financial Highlights	13
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	19
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	27

OTHER INFORMATION	28

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	29

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments October 31, 2024

	Principal Amount	Value

Corporate Bonds and Notes - 40.5%

Basic Materials - 1.1%

Air Products and Chemicals, Inc. 4.800%, 03/03/33	$780,000	$777,723

Steel Dynamics, Inc. 5.375%, 08/15/34	460,000	463,287

Total Basic Materials		1,241,010

Communications - 2.9%

AT&T, Inc. 1.650%, 02/01/28	331,000	300,672
4.300%, 02/15/30	700,000	681,440

Comcast Corp. 4.650%, 02/15/33[1]	915,000	900,426

Verizon Communications, Inc. 3.875%, 02/08/29[1]	1,553,000	1,502,644

Total Communications		3,385,182

Consumer, Cyclical - 3.1%

Hasbro, Inc. 3.900%, 11/19/29[1]	980,000	923,651

Hyatt Hotels Corp. 5.250%, 06/30/29	610,000	613,527

Mattel, Inc. 3.750%, 04/01/29[2]	975,000	917,375

PulteGroup, Inc. 6.375%, 05/15/33	573,000	613,201

United Airlines, Inc. Pass-Through Trust Series 2024-1, AA, 5.450%, 02/15/37	585,000	593,593

Total Consumer, Cyclical		3,661,347

Consumer, Non-cyclical - 8.0%

Ashtead Capital, Inc. 1.500%, 08/12/26[1,2]	986,000	928,549

Campbell Soup Co. 2.375%, 04/24/30	1,578,000	1,384,854

CommonSpirit Health 3.347%, 10/01/29	1,737,000	1,615,833

The Ford Foundation Series 2020, 2.415%, 06/01/50	2,207,000	1,363,901

HCA, Inc. 4.125%, 06/15/29	950,000	914,936

Kraft Heinz Foods Co. 3.875%, 05/15/27	918,000	900,318

Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30	1,010,000	853,126

Sysco Corp. 2.400%, 02/15/30[1]	1,759,000	1,555,360

Total Consumer, Non-cyclical		9,516,877

	Principal Amount	Value

Financials - 15.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 6.450%, 04/15/27[1]	$1,098,000	$1,136,679

Air Lease Corp., MTN 5.200%, 07/15/31	315,000	313,846

Aircastle, Ltd./Aircastle Ireland DAC (Bermuda) 5.750%, 10/01/31[2]	1,025,000	1,040,695

American Homes 4 Rent LP 3.625%, 04/15/32	685,000	618,764

American Tower Corp. 3.600%, 01/15/28	1,280,000	1,233,239

Bank of America Corp. MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[3,4]	1,300,000	1,114,966

The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[3,4,5]	985,000	951,019

The Charles Schwab Corp.
Series G, (5.375% to 06/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.971%), 5.375%, 06/01/25[3,4,5]	1,190,000	1,183,850

Citigroup, Inc.
(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[3,4]	1,502,000	1,439,677

Crown Castle, Inc. 4.000%, 03/01/27	1,250,000	1,228,141

Equinix, Inc. 3.200%, 11/18/29	663,000	612,538

JPMorgan Chase & Co.
(6.254% to 10/23/33 then SOFR + 1.810%), 6.254%, 10/23/34[3,4]	818,000	879,006

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[3,4,5]	959,000	938,445

Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[3,4]	1,374,000	1,346,646

The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[3,4]	1,226,000	1,209,092

Truist Financial Corp., MTN
(4.873% to 01/26/28 then SOFR + 1.435%), 4.873%, 01/26/29[3,4]	610,000	607,704

US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[3,4]	615,000	632,694

Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then 3 month SOFR + 4.502%), 5.013%, 04/04/51[3,4]	1,261,000	1,178,274

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Financials - 15.4% (continued)

Wells Fargo & Co.
Series U, 5.875%, 06/15/25[4,5]	$636,000	$634,512

Total Financials		18,299,787

Industrials - 3.8%

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	1,141,000	1,170,410

L3Harris Technologies, Inc. 5.050%, 06/01/29	1,233,000	1,242,763

Packaging Corp. of America 5.700%, 12/01/33[1]	640,000	663,482

Parker-Hannifin Corp. 3.250%, 06/14/29	1,573,000	1,477,151

Total Industrials		4,553,806

Technology - 4.1%

Broadcom, Inc. 4.150%, 11/15/30	1,347,000	1,292,605

Dell International LLC/EMC Corp. 6.200%, 07/15/30	1,112,000	1,178,706

Kyndryl Holdings, Inc. 3.150%, 10/15/31	691,000	591,247

Microsoft Corp. 2.525%, 06/01/50	1,890,000	1,209,947

Roper Technologies, Inc. 4.750%, 02/15/32	612,000	602,677

Total Technology		4,875,182

Utilities - 2.1%

Duke Energy Corp. 2.550%, 06/15/31	1,392,000	1,196,674

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	1,649,000	1,334,080

Total Utilities		2,530,754

Total Corporate Bonds and Notes (Cost $51,418,765)		48,063,945

Asset-Backed Securities - 3.4%

American Express Credit Account Master Trust Series 2022-4, Class A 4.950%, 10/15/27	630,000	632,143

Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/49[2]	950,000	942,259

Ford Credit Auto Owner Trust
Series 2022-B, Class A4 3.930%, 08/15/27	697,000	690,598

John Deere Owner Trust
Series 2022-A, Class A4 2.490%, 01/16/29	650,000	637,581

Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.480%, 01/15/27	135,574	134,924

	Principal Amount	Value

Santander Drive Auto Receivables Trust
Series 2022-7, Class B 5.950%, 01/17/28	$625,000	$629,816

Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3 0.260%, 11/17/25	8,610	8,592
Series 2021-B, Class A4 0.530%, 10/15/26	317,000	311,019

Total Asset-Backed Securities (Cost $3,984,590)		3,986,932

Mortgage-Backed Securities - 2.8%

Chase Home Lending Mortgage Trust Series
Series 2024-1, Class A6 6.500%, 01/25/55[2,4]	393,766	396,061

DATA Mortgage Trust
Series 2023-CNTR, Class A 5.728%, 08/12/43[2,4]	600,000	614,001

FREMF Mortgage Trust
Series 2016-K53, Class B 4.024%, 03/25/49[2,4]	700,000	688,964

GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[2,4]	806,677	739,929
Series 2021-PJ9, Class A8 2.500%, 02/26/52[2,4]	475,272	415,287

JP Morgan Mortgage Trust
Series 2021-7, Class A6 2.500%, 11/25/51[2,4]	586,671	536,891

Total Mortgage-Backed Securities (Cost $3,386,234)		3,391,133

Municipal Bonds - 3.3%

California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	720,305

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	1,460,000	1,769,687

JobsOhio Beverage System, Series B Build America Bonds, 4.532%, 01/01/35	1,505,000	1,489,134

Total Municipal Bonds (Cost $4,478,419)		3,979,126

U.S. Government and Agency Obligations - 49.1%

Fannie Mae - 21.3%

FNMA
2.000%, 02/01/36	631,330	568,477
3.000%, 06/01/38 to 12/01/50	1,187,800	1,098,769
3.500%, 03/01/30 to 07/01/50	6,540,600	6,038,838
4.000%, 03/01/44 to 01/01/51	6,767,347	6,375,061
4.500%, 04/01/39 to 08/01/52	6,918,852	6,752,391
5.000%, 07/01/47 to 02/01/49	1,613,057	1,611,334
5.500%, 07/01/53	1,749,313	1,733,547
6.500%, 02/01/54	1,089,545	1,130,056

Total Fannie Mae		25,308,473

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Freddie Mac - 14.4%

FHLMC 2.500%, 10/01/34	$2,042,825	$1,884,913
3.000%, 11/01/49 to 03/01/50	3,543,136	3,113,475
3.500%, 10/01/45	3,126,234	2,856,486
4.000%, 07/01/48 to 09/01/50	1,913,354	1,797,515
5.000%, 07/01/44	945,669	948,274
5.500%, 06/01/53	2,387,294	2,383,451

FHLMC Gold Pool 3.500%, 07/01/32 to 05/01/44	940,392	893,908

Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	1,283,142	1,187,122
Series 5297, Class DA 5.000%, 12/25/52	589,366	578,908

Freddie Mac STACR REMIC Trust
Series 2022-DNA1, Class M1A 5.857%, 01/25/42[2,4]	879,329	879,328
Series 2024-DNA1, Class M1 6.207%, 02/25/44[2,4]	574,802	575,513

Total Freddie Mac		17,098,893

Ginnie Mae - 0.5%

GNMA
Series 2023-111, Class FD (1 month SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 5.890%, 08/20/53[4]	592,133	592,137

U.S. Treasury Obligations - 12.9%

U.S. Treasury Bonds 1.875%, 02/15/51	3,558,000	2,096,440
2.250%, 05/15/41	7,147,000	5,252,208

[1]

Some of these securities, amounting to $5,395,413 or 4.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of these securities amounted to $8,674,852 or 7.3% of net assets.

[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date.

[4]

Variable rate security. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]	Perpetuity Bond. The date shown represents the next call date.

	Principal Amount	Value

U.S. Treasury Bonds 3.125%, 05/15/48	$4,369,000	$3,426,081
3.500%, 02/15/39	3,037,000	2,756,315
3.625%, 02/15/53	1,500,000	1,287,363

U.S. Treasury Notes 4.000%, 02/28/30	456,000	452,170

Total U.S. Treasury Obligations		15,270,577

Total U.S. Government and Agency Obligations (Cost $65,862,854)		58,270,080

Short-Term Investments - 1.1%

Joint Repurchase Agreements - 0.8%[6]

Daiwa Capital Markets America, dated 10/31/24, due 11/01/24, 4.890% total to be received $966,642 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.625% - 7.500%, 05/15/25 - 11/01/54, totaling $985,841)	966,511	966,511

Repurchase Agreements - 0.3%

Fixed Income Clearing Corp., dated 10/31/24, due 11/01/24, 4.650% total to be received $371,048 (collateralized by a U.S. Treasury Note, 3.375%, 05/15/33, totaling $378,491)	371,000	371,000

Total Short-Term Investments (Cost $1,337,511)		1,337,511

Total Investments - 100.2% (Cost $130,468,373)		119,028,727

Other Assets, less Liabilities - (0.2)%		(249,151)

Net Assets - 100.0%		$118,779,576

[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury

DAC	Designated Activity Co.

FHLMC	Freddie Mac

FNMA	Fannie Mae

GNMA	Ginnie Mae

MTN	Medium-Term Note

REMICS	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

STACR	Structured Agency Credit Risk

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$48,063,945	—	$48,063,945

Asset-Backed Securities	—	3,986,932	—	3,986,932

Mortgage-Backed Securities	—	3,391,133	—	3,391,133

Municipal Bonds	—	3,979,126	—	3,979,126

U.S. Government and Agency Obligations†	—	58,270,080	—	58,270,080

Short-Term Investments

Joint Repurchase Agreements	—	966,511	—	966,511

Repurchase Agreements	—	371,000	—	371,000

Total Investments in Securities	—	$119,028,727	—	$119,028,727

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended October 31, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

5

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments October 31, 2024

	Shares	Value

Common Stocks - 97.3%

Consumer Discretionary - 12.8%

Asbury Automotive Group, Inc.*	1,841	$419,454

Bright Horizons Family Solutions, Inc.*	1,983	264,671

Burlington Stores, Inc.*	3,195	791,625

Churchill Downs, Inc.	4,714	660,431

Grand Canyon Education, Inc.*	4,799	657,991

Krispy Kreme, Inc.[1]	21,510	244,569

LKQ Corp.	10,159	373,750

Pool Corp.	1,324	478,811

Revolve Group, Inc.*,1	13,870	344,253

Texas Roadhouse, Inc.	4,885	933,621

Vail Resorts, Inc.	990	164,033

Total Consumer Discretionary		5,333,209

Consumer Staples - 1.4%

Performance Food Group Co.*	7,434	604,013

Energy - 4.0%

ChampionX Corp.	10,280	290,102

Matador Resources Co.	13,110	683,162

Ovintiv, Inc.	9,062	355,230

Permian Resources Corp.	24,700	336,661

Total Energy		1,665,155

Financials - 7.1%

Evercore, Inc., Class A	2,814	743,374

Houlihan Lokey, Inc.	4,955	856,075

MarketAxess Holdings, Inc.	1,485	429,789

Pinnacle Financial Partners, Inc.	5,099	537,690

RLI Corp.	2,600	405,522

Total Financials		2,972,450

Health Care - 23.0%

Acadia Healthcare Co., Inc.*	9,695	413,880

Agios Pharmaceuticals, Inc.*	12,454	553,331

Azenta, Inc.*	11,992	492,751

Bio-Rad Laboratories, Inc., Class A*	1,031	369,294

Chemed Corp.	859	464,066

Crinetics Pharmaceuticals, Inc.*	12,455	696,982

Globus Medical, Inc., Class A*	8,673	637,813

Halozyme Therapeutics, Inc.*	9,735	492,299

HealthEquity, Inc.*	7,036	599,819

Insmed, Inc.*	8,630	580,626

Intra-Cellular Therapies, Inc.*	7,643	647,744

Medpace Holdings, Inc.*	1,439	452,163

Natera, Inc.*	4,751	574,681

	Shares	Value

Neurocrine Biosciences, Inc.*	4,233	$509,103

Phathom Pharmaceuticals, Inc.*,1	33,153	568,574

SpringWorks Therapeutics, Inc.*,1	13,310	401,030

Ultragenyx Pharmaceutical, Inc.*	11,764	599,846

Veracyte, Inc.*	16,515	557,216

Total Health Care		9,611,218

Industrials - 22.0%

API Group Corp.*	20,096	686,077

Applied Industrial Technologies, Inc.	1,852	428,905

Booz Allen Hamilton Holding Corp.	3,666	665,966

CACI International, Inc., Class A*	1,433	791,819

Chart Industries, Inc.*,1	4,085	493,141

Graco, Inc.	5,081	413,848

IDEX Corp.	2,914	625,461

ITT, Inc.	5,741	804,429

Knight-Swift Transportation Holdings, Inc.	5,802	302,168

Nordson Corp.	1,542	382,246

Paylocity Holding Corp.*	3,704	683,647

RBC Bearings, Inc.*	2,364	662,747

SiteOne Landscape Supply, Inc.*	4,788	669,075

SS&C Technologies Holdings, Inc.	4,094	286,293

Sterling Infrastructure, Inc.*	3,217	496,866

The Toro Co.	4,627	372,381

Trex Co., Inc.*	6,288	445,505

Total Industrials		9,210,574

Information Technology - 20.2%

CCC Intelligent Solutions Holdings, Inc.*	53,565	557,612

Cognex Corp.	16,590	667,416

CyberArk Software, Ltd. (Israel)*	3,721	1,028,931

The Descartes Systems Group, Inc. (Canada)*	5,177	538,046

Entegris, Inc.	7,512	786,582

Globant SA (Uruguay)*	3,705	777,642

MACOM Technology Solutions Holdings, Inc.*	6,651	747,572

Manhattan Associates, Inc.*	2,898	763,217

Power Integrations, Inc.[1]	4,194	253,443

Procore Technologies, Inc.*	8,469	555,990

Silicon Laboratories, Inc.*	2,819	292,781

Tyler Technologies, Inc.*	1,479	895,668

Zebra Technologies Corp., Class A*	1,520	580,594

Total Information Technology		8,445,494

Materials - 4.8%

AptarGroup, Inc.	2,975	499,532

Avient Corp.	9,499	442,748

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 4.8% (continued)

Eagle Materials, Inc.	1,710	$488,137

RPM International, Inc.	4,575	581,528

Total Materials		2,011,945

Real Estate - 2.0%

EastGroup Properties, Inc., REIT	2,816	482,324

Sun Communities, Inc., REIT	2,792	370,443

Total Real Estate		852,767

Total Common Stocks
(Cost $34,816,133)		40,706,825

Rights - 0.0%

Health Care - 0.0%

Abiomed, Inc.*,2,3
(Cost $0)	1,175	0

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,950,912 or 4.7% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Security’s value was determined by using significant unobservable inputs.

[3]

This security is restricted and not available for re-sale. The Fund received Contingent Value Rights (“CVRs”) of Abiomed Inc (“ABIOMED”) from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The total value of this restricted security held is $0 which represents 0% of net assets.

	Principal Amount	Value

Short-Term Investments - 2.9%

Repurchase Agreements - 2.9%

Fixed Income Clearing Corp., dated 10/31/24, due 11/01/24, 4.650% total to be received $1,194,154 (collateralized by a U.S. Treasury Note, 3.375%, 05/15/33, totaling $1,217,888)	$1,194,000	$1,194,000

Total Short-Term Investments
(Cost $1,194,000)		1,194,000

Total Investments - 100.2%
(Cost $36,010,133)		41,900,825

Other Assets, less Liabilities - (0.2)%		(66,619)

Net Assets - 100.0%		$41,834,206

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$40,706,825	—	—	$40,706,825

Rights

Health Care	—	—	$0	—

Short-Term Investments

Repurchase Agreements	—	$1,194,000	—	1,194,000

Total Investments in Securities	$40,706,825	$1,194,000	$0	$41,900,825

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended October 31, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs. For the fiscal year ended October 31, 2024, the change in unrealized appreciation (depreciation) was $0.

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities October 31, 2024

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small/Mid Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $5,395,413, and $1,950,912, respectively)	$119,028,727	$41,900,825

Cash	939	863

Dividend and interest receivables	915,849	4,293

Securities lending income receivable	1,895	1,452

Receivable for Fund shares sold	824	1,507

Receivable from affiliate	23,610	10,246

Prepaid expenses and other assets	13,164	9,305

Total assets	119,985,008	41,928,491

Liabilities:

Payable upon return of securities loaned	966,511	—

Payable for Fund shares repurchased	75,393	5,445

Accrued expenses:

Investment advisory and management fees	30,766	22,179

Administrative fees	15,383	5,366

Distribution fees	478	5,386

Shareholder service fees	8,755	399

Other	108,146	55,510

Total liabilities	1,205,432	94,285

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$118,779,576	$41,834,206

[1] Investments at cost	$130,468,373	$36,010,133

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities (continued)

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small/Mid Cap Growth Fund

Net Assets Represent:

Paid-in capital	$142,074,915	$35,796,714

Total distributable earnings (loss)	(23,295,339)	6,037,492

Net Assets	$118,779,576	$41,834,206

Class N:

Net Assets	$2,229,091	$32,462,605

Shares outstanding	249,253	1,897,147

Net asset value, offering and redemption price per share	$8.94	$17.11

Class I:

Net Assets	$115,231,786	$9,341,074

Shares outstanding	12,877,492	522,032

Net asset value, offering and redemption price per share	$8.95	$17.89

Class Z:

Net Assets	$1,318,699	$30,527

Shares outstanding	147,470	1,703

Net asset value, offering and redemption price per share	$8.94	$17.93

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations For the fiscal year ended October 31, 2024

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small/Mid Cap Growth Fund

Investment Income:

Dividend income	—	$225,555

Interest income	$4,887,574	41,805

Securities lending income	6,918	9,780

Foreign withholding tax	—	(1,696)

Total investment income	4,894,492	275,444

Expenses:

Investment advisory and management fees	370,276	246,740

Administrative fees	185,138	59,695

Distribution fees - Class N	5,346	60,376

Shareholder servicing fees - Class N	3,207	—

Shareholder servicing fees - Class I	81,439	4,271

Professional fees	66,576	29,735

Reports to shareholders	49,125	18,179

Registration fees	33,944	23,623

Custodian fees	28,182	21,597

Transfer agent fees	14,697	7,101

Trustee fees and expenses	10,544	3,347

Interest expense	1,518	426

Miscellaneous	9,581	5,606

Total expenses before offsets	859,573	480,696

Expense reimbursements	(175,621)	(89,289)

Expense reductions	—	(1,441)

Net expenses	683,952	389,966

Net investment income (loss)	4,210,540	(114,522)

Net Realized and Unrealized Gain:

Net realized gain (loss) on investments	(2,662,819)	545,745

Net change in unrealized appreciation/depreciation on investments	11,526,621	9,064,856

Net realized and unrealized gain	8,863,802	9,610,601

Net increase in net assets resulting from operations	$13,074,342	$9,496,079

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets For the fiscal years ended October 31,

	AMG GW&K Core Bond ESG Fund		AMG GW&K Small/Mid Cap Growth Fund

	2024	2023	2024	2023

Increase in Net Assets Resulting From Operations:

Net investment income (loss)	$4,210,540	$4,046,025	$(114,522)	$(90,598)

Net realized gain (loss) on investments	(2,662,819)	(5,580,179)	545,745	(174,467)

Net change in unrealized appreciation/depreciation on investments	11,526,621	2,763,863	9,064,856	436,818

Net increase in net assets resulting from operations	13,074,342	1,229,709	9,496,079	171,753

Distributions to Shareholders:

Class N	(65,847)	(51,357)	—	(496,550)

Class I	(4,094,887)	(3,948,393)	—	(126,577)

Class Z	(46,940)	(47,130)	—	(448)

Total distributions to shareholders	(4,207,674)	(4,046,880)	—	(623,575)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(12,493,997)	(16,492,501)	(2,366,458)	3,611,251

Total increase (decrease) in net assets	(3,627,329)	(19,309,672)	7,129,621	3,159,429

Net Assets:

Beginning of year	122,406,905	141,716,577	34,704,585	31,545,156

End of year	$118,779,576	$122,406,905	$41,834,206	$34,704,585

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$8.33	$8.56	$10.75	$10.90	$10.53

Income (loss) from Investment Operations:

Net investment income[1,2]	0.28	0.23	0.14	0.12	0.18

Net realized and unrealized gain (loss) on investments	0.61	(0.23)	(1.93)	(0.15)	0.37

Total income (loss) from investment operations	0.89	—	(1.79)	(0.03)	0.55

Less Distributions to Shareholders from:

Net investment income	(0.28)	(0.23)	(0.15)	(0.12)	(0.18)

Net realized gain on investments	—	—	(0.25)	—	—

Total distributions to shareholders	(0.28)	(0.23)	(0.40)	(0.12)	(0.18)

Net Asset Value, End of Year	$8.94	$8.33	$8.56	$10.75	$10.90

Total Return[2,3]	10.70%	(0.15)%	(17.18)%	(0.27)%	5.31%

Ratio of net expenses to average net assets	0.88%[4]	0.88%	0.88%	0.88%	0.88%

Ratio of gross expenses to average net assets[5]	1.02%	0.99%	0.95%	0.94%	0.96%

Ratio of net investment income to average net assets[2]	3.08%	2.55%	1.49%	1.12%	1.69%

Portfolio turnover	34%	25%	34%	62%	56%

Net assets end of year (000’s) omitted	$2,229	$1,937	$1,716	$2,125	$1,905

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$8.34	$8.56	$10.76	$10.90	$10.54

Income (loss) from Investment Operations:

Net investment income[1,2]	0.30	0.25	0.18	0.16	0.22

Net realized and unrealized gain (loss) on investments	0.62	(0.21)	(1.95)	(0.14)	0.36

Total income (loss) from investment operations	0.92	0.04	(1.77)	0.02	0.58

Less Distributions to Shareholders from:

Net investment income	(0.31)	(0.26)	(0.18)	(0.16)	(0.22)

Net realized gain on investments	—	—	(0.25)	—	—

Total distributions to shareholders	(0.31)	(0.26)	(0.43)	(0.16)	(0.22)

Net Asset Value, End of Year	$8.95	$8.34	$8.56	$10.76	$10.90

Total Return[2,3]	11.06%	0.30%	(16.99)%	0.15%	5.55%

Ratio of net expenses to average net assets	0.55%[4]	0.55%	0.55%	0.56%	0.55%

Ratio of gross expenses to average net assets[5]	0.69%	0.66%	0.62%	0.62%	0.63%

Ratio of net investment income to average net assets[2]	3.41%	2.88%	1.82%	1.44%	2.01%

Portfolio turnover	34%	25%	34%	62%	56%

Net assets end of year (000’s) omitted	$115,232	$119,191	$137,806	$190,306	$202,363

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class Z	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$8.33	$8.56	$10.75	$10.90	$10.53

Income (loss) from Investment Operations:

Net investment income[1,2]	0.31	0.26	0.18	0.16	0.22

Net realized and unrealized gain (loss) on investments	0.61	(0.23)	(1.94)	(0.15)	0.38

Total income (loss) from investment operations	0.92	0.03	(1.76)	0.01	0.60

Less Distributions to Shareholders from:

Net investment income	(0.31)	(0.26)	(0.18)	(0.16)	(0.23)

Net realized gain on investments	—	—	(0.25)	—	—

Total distributions to shareholders	(0.31)	(0.26)	(0.43)	(0.16)	(0.23)

Net Asset Value, End of Year	$8.94	$8.33	$8.56	$10.75	$10.90

Total Return[2,3]	11.15%	0.25%	(16.85)%	0.13%	5.73%

Ratio of net expenses to average net assets	0.48%[4]	0.48%	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[5]	0.62%	0.59%	0.55%	0.54%	0.56%

Ratio of net investment income to average net assets[2]	3.48%	2.95%	1.89%	1.52%	2.09%

Portfolio turnover	34%	25%	34%	62%	56%

Net assets end of year (000’s) omitted	$1,319	$1,279	$2,195	$3,724	$3,812

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[5]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$13.33	$13.45	$17.67	$21.14	$17.02

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.05)	(0.04)	(0.08)	(0.17)	(0.17)

Net realized and unrealized gain (loss) on investments	3.83	0.19	(4.14)	7.74	4.29

Total income (loss) from investment operations	3.78	0.15	(4.22)	7.57	4.12

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.27)	—	(10.55)	—

Paid in capital	—	—	—	(0.49)	—

Total distributions to shareholders	—	(0.27)	—	(11.04)	—

Net Asset Value, End of Year	$17.11	$13.33	$13.45	$17.67	$21.14

Total Return[2,3]	28.36%	1.12%	(23.88)%[4]	46.66%	24.27%

Ratio of net expenses to average net assets[5]	1.01%[6]	1.00%	1.00%	1.17%	1.29%[6]

Ratio of gross expenses to average net assets[7]	1.24%	1.24%	1.25%	1.42%	1.60%

Ratio of net investment loss to average net assets[2]	(0.32)%	(0.28)%	(0.56)%	(0.91)%	(0.92)%

Portfolio turnover	19%	25%	23%	158%	126%

Net assets end of year (000’s) omitted	$32,463	$27,120	$24,994	$37,471	$28,908

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$13.93	$14.01	$18.39	$21.60	$17.35

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.02)	(0.06)	(0.15)	(0.14)

Net realized and unrealized gain (loss) on investments	3.99	0.21	(4.32)	7.98	4.39

Total income (loss) from investment operations	3.96	0.19	(4.38)	7.83	4.25

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.27)	—	(10.55)	—

Paid in capital	—	—	—	(0.49)	—

Total distributions to shareholders	—	(0.27)	—	(11.04)	—

Net Asset Value, End of Year	$17.89	$13.93	$14.01	$18.39	$21.60

Total Return[2,3]	28.43%	1.36%	(23.82)%[4]	46.94%	24.48%

Ratio of net expenses to average net assets[5]	0.87%[6]	0.86%	0.86%	1.02%	1.10%[6]

Ratio of gross expenses to average net assets[7]	1.10%	1.10%	1.11%	1.27%	1.41%

Ratio of net investment loss to average net assets[2]	(0.18)%	(0.14)%	(0.42)%	(0.76)%	(0.73)%

Portfolio turnover	19%	25%	23%	158%	126%

Net assets end of year (000’s) omitted	$9,341	$7,561	$6,540	$6,612	$6,483

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the fiscal year ended October 31,			For the fiscal period ended October 31,

Class Z	2024	2023	2022	2021[8]

Net Asset Value, Beginning of Period	$13.95	$14.02	$18.39	$17.84

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.01)	(0.06)	(0.01)

Net realized and unrealized gain (loss) on investments	4.00	0.21	(4.31)	0.56

Total income (loss) from investment operations	3.98	0.20	(4.37)	0.55

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.27)	—	—

Net Asset Value, End of Period	$17.93	$13.95	$14.02	$18.39

Total Return[2,3]	28.53%	1.43%	(23.76)%[4]	3.08%[9]

Ratio of net expenses to average net assets[10]	0.82%[6]	0.81%	0.81%	0.82%[11]

Ratio of gross expenses to average net assets[7]	1.05%	1.05%	1.06%	1.13%[11]

Ratio of net investment loss to average net assets[2]	(0.13)%	(0.09)%	(0.37)%	(0.49)%[11]

Portfolio turnover	19%	25%	23%	158%

Net assets end of period (000’s) omitted	$31	$24	$12	$15

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes a non-recurring securities litigation gain. Had the Fund not received the payment total return would have been (24.68%), (24.53%) and (24.53%) for Class N, Class I and Class Z, respectively.

[5]	Includes reduction from broker recapture amounting to less than 0.01%, 0.01%, 0.01%, less than 0.01% and 0.01% for the fiscal years ended 2024, 2023, 2022, 2021 and 2020, respectively.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Commencement of operations was on August 31, 2021.

[9]	Not annualized.

[10]

Includes reduction from broker recapture amounting to less than 0.01%, 0.01% and 0.01% for the fiscal years ended 2024, 2023 and 2022, respectively, and less than 0.01% for the fiscal period ended October 31, 2021.

[11]	Annualized.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements October 31, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds I is organized as a Massachusetts business trust, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”) and AMG Funds IV: AMG GW&K Small/Mid Cap Growth Fund (“Small/Mid Cap Growth”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is

19

Notes to Financial Statements (continued)

assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small/Mid Cap Growth had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the fiscal year ended October 31, 2024, the impact on the expenses and expense ratios was $1,441 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly for Core Bond ESG and annually for Small/Mid Cap Growth. Realized net capital gains distributions, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year for Core Bond ESG. Permanent differences are primarily due to net operating losses and tax equalization utilized for Small/Mid Cap Growth. Temporary differences for Small/Mid Cap Growth are due to qualified late-year ordinary loss deferrals and return of capital from REITs. In addition, temporary differences for each fund are due to wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 was as follows:

	Core Bond ESG		Small/Mid Cap Growth

Distributions paid from:	2024	2023	2024	2023

Ordinary income *	$4,207,674	$4,046,880	—	—

Long-term capital gains	—	—	—	$623,575

	$4,207,674	$4,046,880	—	$623,575

* For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

20

Notes to Financial Statements (continued)

As of October 31, 2024, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	Core Bond ESG	Small/Mid Cap Growth

Capital loss carryforward	$11,837,838	—

Undistributed ordinary income	41,685	—

Undistributed long-term capital gains	—	$303,465

Late-year ordinary loss deferral	—	110,433

At October 31, 2024, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

Core Bond ESG	$130,527,913	$506,445	$(12,005,631)	$(11,499,186)

Small/Mid Cap Growth	36,055,966	8,758,043	(2,913,184)	5,844,859

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2024, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2024, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Core Bond ESG	$2,801,748	$9,036,090	$11,837,838

For the fiscal year ended October 31, 2024, the following Fund utilized capital loss carryovers in the amount of:

Fund	Short-Term	Long-Term

Small/Mid Cap Growth	$114,896	$82,363

g. CAPITAL STOCK

Each Trust’s Amended and Restated Agreement and Declaration of Trust or Trust Instrument, as applicable, authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended October 31, 2024 and October 31, 2023, the capital stock transactions by class for the Funds were as follows:

	Core Bond ESG

	October 31, 2024		October 31, 2023

	Shares	Amount	Shares	Amount

Class N:

Shares sold	71,326	$636,906	38,736	$343,128

Shares issued in reinvestment of distributions	7,393	65,847	5,818	51,356

Shares redeemed	(61,929)	(547,022)	(12,581)	(108,577)

Net increase	16,790	$155,731	31,973	$285,907

21

Notes to Financial Statements (continued)

	Core Bond ESG

	October 31, 2024		October 31, 2023

	Shares	Amount	Shares	Amount

Class I:

Shares sold	1,420,819	$12,678,644	1,161,567	$10,219,195

Shares issued in reinvestment of distributions	442,345	3,939,940	428,813	3,793,245

Shares redeemed	(3,281,551)	(29,214,653)	(3,389,263)	(29,861,655)

Net decrease	(1,418,387)	$(12,596,069)	(1,798,883)	$(15,849,215)

Class Z:

Shares sold	4,881	$43,769	21,349	$186,192

Shares issued in reinvestment of distributions	5,273	46,940	5,322	47,130

Shares redeemed	(16,155)	(144,368)	(129,774)	(1,162,515)

Net decrease	(6,001)	$(53,659)	(103,103)	$(929,193)

	Small/Mid Cap Growth

	October 31, 2024		October 31, 2023

	Shares	Amount	Shares	Amount

Class N:

Shares sold	123,098	$2,059,438	437,431	$6,245,304

Shares issued in reinvestment of distributions	—	—	36,604	484,632

Shares redeemed	(259,725)	(4,175,433)	(298,744)	(4,248,267)

Net increase (decrease)	(136,627)	$(2,115,995)	175,291	$2,481,669

Class I:

Shares sold	136,909	$2,393,314	122,572	$1,800,280

Shares issued in reinvestment of distributions	—	—	8,963	123,780

Shares redeemed	(157,840)	(2,643,777)	(55,284)	(806,677)

Net increase (decrease)	(20,931)	$(250,463)	76,251	$1,117,383

Class Z:

Shares sold	—	—	829	$11,751

Shares issued in reinvestment of distributions	—	—	32	448

Net increase	—	—	861	$12,199

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the

Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At October 31, 2024, the market value of Repurchase Agreements outstanding for Core Bond ESG and Small/Mid Cap Growth was $1,337,511 and $1,194,000, respectively.

22

Notes to Financial Statements (continued)

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the fiscal year ended October 31, 2024, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Bond ESG	0.30%

Small/Mid Cap Growth	0.62%

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Bond ESG and Small/Mid Cap Growth to 0.48% and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the fiscal year ended October 31, 2024, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Core Bond ESG	$175,621	—

Small/Mid Cap Growth	89,289	—

At October 31, 2024, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Bond ESG	Small/Mid Cap Growth

Less than 1 year	$121,994	$89,139

1-2 years	156,088	82,386

2-3 years	175,621	89,289

Total	$453,703	$260,814

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For Small/Mid Cap Growth, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the Class N annualized expense ratios for the fiscal year ended October 31, 2024, was 0.25% for Core Bond ESG and 0.19% for Small/Mid Cap Growth.

For Class N of Core Bond ESG and for each of the Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder

23

Notes to Financial Statements (continued)

servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended October 31, 2024, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Core Bond ESG

Class N	0.15%	0.15%

Class I	0.10%	0.07%

Small/Mid Cap Growth

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At October 31, 2024, the Funds had no interfund loans outstanding. The Funds did not lend during the fiscal year ended October 31, 2024.

The following Funds utilized the interfund lending program during the fiscal year ended October 31, 2024 as follows:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Core Bond ESG	$1,780,275	5	$1,518	6.225%

Small/Mid Cap Growth	1,250,266	2	426	6.225%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended October 31, 2024, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Core Bond ESG	$30,880,033	$31,627,721

Small/Mid Cap Growth	7,503,056	9,900,572

Core Bond ESG purchases and sales of U.S. Government obligations for the fiscal year ended October 31, 2024 were $10,684,544 and $19,171,550, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at October 31, 2024, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Core Bond ESG	$5,395,413	$966,511	$4,601,813	$5,568,324

Small/Mid Cap Growth	1,950,912	—	2,020,739	2,020,739

The following table summarizes the securities received as collateral for securities lending at October 31, 2024:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Core Bond ESG	U.S. Treasury Obligations	0.125%-5.000%	01/15/25-08/15/49

Small/Mid Cap Growth	U.S. Treasury Obligations	0.125%-7.625%	11/15/24-11/15/52

24

Notes to Financial Statements (continued)

5. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Credit Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and a Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the

Fund. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio.

Reinvestment Risk: A Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of a Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Environmental, Social and Governance (“ESG”) Investing Risk: Because applying a Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, a Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect a Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact a Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by GW&K or any judgment exercised by GW&K will improve the financial performance of a Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or GW&K’s assessment of a company’s ESG practices may change over time.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

25

Notes to Financial Statements (continued)

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of October 31, 2024:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Core Bond ESG

Daiwa Capital Markets America	$966,511	—	$966,511	$966,511	—

Fixed Income Clearing Corp.	371,000	—	371,000	371,000	—

Total	$1,337,511	—	$1,337,511	$1,337,511	—

Small/Mid Cap Growth

Fixed Income Clearing Corp.	$1,194,000	—	$1,194,000	$1,194,000	—

8. RECENT ACCOUNTING STANDARDS UPDATE

In November 2023, the Financial Accounting Standards Board issued ASU No. 2023-07, Segment Reporting (Topic 280), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds are currently evaluating the requirements and do not expect this guidance to materially impact the Funds’ financial statements.

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds I and AMG Funds IV and Shareholders of AMG GW&K Core Bond ESG Fund and AMG GW&K Small/Mid Cap Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of AMG GW&K Core Bond ESG Fund (one of the funds constituting AMG Funds I) and AMG GW&K Small/Mid Cap Growth Fund (one of the funds constituting AMG Funds IV) (hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

December 23, 2024

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

27

Other Information (unaudited)

TAX INFORMATION

AMG GW&K Core Bond ESG Fund and AMG GW&K Small/Mid Cap Growth Fund each hereby designates the maximum amount allowable of their net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2023/2024 Form 1099-DIV you receive for each Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code of 1986, as amended, AMG GW&K Core Bond ESG Fund and AMG GW&K Small/Mid Cap Growth Fund each hereby designates as a capital gain distribution with respect to the taxable period ended October 31, 2024, $0 and $309,001, respectively, or, if subsequently determined to be different, the net capital gains of such period.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended October 31, 2024, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended October 31, 2024.

Trustee fees and expenses

AMG GW&K Core Bond ESG Fund	$10,544

AMG GW&K Small/Mid Cap Growth Fund	3,347

28

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K Core Bond ESG Fund and AMG GW&K Small/Mid Cap Growth Fund: Approval of Investment Management and Subadvisory Agreements on June 12, 2024

At an in-person meeting held on June 12, 2024, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds I and AMG Funds IV (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds I for AMG GW&K Core Bond ESG Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; and the Investment Advisory Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds IV for AMG GW&K Small/Mid Cap Growth Fund, and separately Amendment No. 1 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreement with respect to each of AMG GW&K Core Bond ESG Fund and AMG GW&K Small/Mid Cap Growth Fund (each, a “Fund,” and collectively, the “Funds”), as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with GW&K Investment Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and

29

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Core Bond ESG Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Peer Group and the Fund Benchmark. The Trustees also took into account the fact that Class I shares of the Fund ranked in the top half relative to its Peer Group for the 2023 calendar year. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Small/Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the

Fund) for the 1-year, 3-year, 5-year, and 10-year periods ended March 31, 2024, was below, above, below, and below, respectively, the median performance of the Peer Group and above, above, above, and below, respectively, the performance of the Fund Benchmark, the Russell 2500 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent and longer-term underperformance relative to the Peer Group and its more recent outperformance relative to the Fund Benchmark. The Trustees noted that the Fund ranked in the top quartile relative to its Peer Group for the 3-year period. The Trustees also took into account the fact that the Fund’s subadviser changed effective March 19, 2021, that the Fund’s investment strategy changed effective March 19, 2021 and further on May 21, 2021, that the Fund Benchmark changed effective May 21, 2021, and that the performance information prior to those dates reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Core Bond ESG Fund, the Trustees noted that the management fees (which include both the advisory and administration fees)

30

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Average and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.48%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Growth Fund, the Trustees noted that the management fees

(which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.82%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 12, 2024, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as

general partner of Systematica

Investments LP

wealth.amg.com	103124	AR069

ANNUAL FINANCIAL STATEMENTS

AMG Funds

October 31, 2024

AMG River Road Mid Cap Value Fund
Class N: CHTTX	Class I: ABMIX	Class Z: ABIZX

AMG River Road Large Cap Value Select Fund

Class N: FQUAX	Class I: MEQFX

AMG River Road Small Cap Value Fund

Class N: ARSVX	Class I: ARSIX	Class Z: ARZMX

AMG River Road Dividend All Cap Value Fund

Class N: ARDEX	Class I: ARIDX	Class Z: ARZDX

AMG River Road Small-Mid Cap Value Fund

Class N: ARSMX	Class I: ARIMX	Class Z: ARSZX

AMG River Road Focused Absolute Value Fund

Class N: ARRFX	Class I: AFAVX	Class Z: ARRZX

wealth.amg.com	103124	AR082

AMG Funds Annual Financial Statements — October 31, 2024

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments October 31, 2024

	Shares	Value

Common Stocks - 93.8%

Communication Services - 1.7%

Atlanta Braves Holdings, Inc., Class C*	75,874	$2,997,782

Madison Square Garden Sports Corp.*	11,708	2,607,371

Total Communication Services		5,605,153

Consumer Discretionary - 19.4%

Expedia Group, Inc.*	57,101	8,925,457

Genuine Parts Co.	58,341	6,691,713

LGI Homes, Inc.*	33,415	3,393,627

Lithia Motors, Inc.	39,892	13,258,904

LKQ Corp.	227,918	8,385,103

Lululemon Athletica, Inc. (Canada)*	44,586	13,282,170

MGM Resorts International*	147,837	5,450,750

Ulta Beauty, Inc.*	16,426	6,060,866

Total Consumer Discretionary		65,448,590

Consumer Staples - 10.2%

Albertsons Cos., Inc., Class A	268,296	4,856,158

BJ’s Wholesale Club Holdings, Inc.*	138,450	11,730,868

Casey’s General Stores, Inc.	17,991	7,088,814

The Kroger Co.	191,640	10,687,763

Total Consumer Staples		34,363,603

Energy - 1.0%

Tidewater, Inc.*	57,101	3,430,057

Financials - 16.4%

Ares Management Corp., Class A	16,426	2,754,312

Brookfield Asset Management, Ltd.,

Class A (Canada)	144,541	7,666,455

Fairfax Financial Holdings, Ltd. (Canada)	12,447	15,502,987

Global Payments, Inc.	65,705	6,814,265

WEX, Inc.*	45,368	7,830,517

Willis Towers Watson PLC (United Kingdom)	49,735	15,029,420

Total Financials		55,597,956

Health Care - 7.7%

Centene Corp.*	104,815	6,525,782

GE HealthCare Technologies, Inc.	46,932	4,099,510

Humana, Inc.	14,080	3,630,246

Labcorp Holdings, Inc.	52,066	11,885,106

Total Health Care		26,140,644

Industrials - 21.2%

AerCap Holdings, N.V. (Ireland)	72,271	6,760,952

API Group Corp.*	240,137	8,198,277

Carlisle Cos., Inc.	7,822	3,302,683

	Shares	Value

CNH Industrial N.V. (United Kingdom)	624,199	$7,009,755

Delta Air Lines, Inc.	128,282	7,340,296

Expeditors International of Washington, Inc.	54,754	6,515,726

Ferguson Enterprises, Inc.	20,337	4,001,101

McGrath RentCorp	73,898	8,402,203

Robert Half, Inc.	121,349	8,265,080

SS&C Technologies Holdings, Inc.	121,242	8,478,453

Valmont Industries, Inc.	10,951	3,413,208

Total Industrials		71,687,734

Materials - 3.7%

Summit Materials, Inc., Class A*	152,530	7,231,447

Warrior Met Coal, Inc.	81,349	5,135,563

Total Materials		12,367,010

Real Estate - 7.4%

Alexandria Real Estate Equities, Inc., REIT	55,537	6,195,152

Howard Hughes Holdings, Inc.*	91,518	6,959,029

Mid-America Apartment Communities, Inc., REIT	41,457	6,274,102

The St. Joe Co.	104,815	5,418,936

Total Real Estate		24,847,219

Utilities - 5.1%

IDACORP, Inc.	32,070	3,318,603

Talen Energy Corp.*	77,438	14,044,156

Total Utilities		17,362,759

Total Common Stocks
(Cost $271,391,400)		316,850,725

Exchange Traded Funds - 5.4%

iShares Russell Mid-Cap Value ETF
(Cost $18,426,204)	140,643	18,351,099

	Principal Amount

Short-Term Investments - 1.8%

Repurchase Agreements - 1.8%

Fixed Income Clearing Corp., dated 10/31/24, due 11/01/24, 4.650% total to be received $6,164,796 (collateralized by a U.S. Treasury Note, 3.375%, 05/15/33, totaling $6,287,364)	$6,164,000	6,164,000

Total Short-Term Investments

(Cost $6,164,000)		6,164,000

Total Investments - 101.0%

(Cost $295,981,604)		341,365,824

Other Assets, less Liabilities - (1.0)%		(3,425,431)

Net Assets - 100.0%		$337,940,393

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (continued)

* Non-income producing security.	REIT Real Estate Investment Trust

 ETF  Exchange Traded Fund

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$316,850,725	—	—	$316,850,725

Exchange Traded Funds	18,351,099	—	—	18,351,099

Short-Term Investments

Repurchase Agreements	—	$6,164,000	—	6,164,000

Total Investments in Securities	$335,201,824	$6,164,000	—	$341,365,824

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended October 31, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments October 31, 2024

	Shares	Value

Common Stocks - 98.1%

Communication Services - 3.0%

Alphabet, Inc., Class C	8,100	$1,398,789

Consumer Discretionary - 18.1%

Lennar Corp., Class A	12,469	2,123,471

LKQ Corp.	37,497	1,379,514

Lululemon Athletica, Inc. (Canada)*	7,920	2,359,368

LVMH Moet Hennessy Louis Vuitton SE, ADR (France)	8,971	1,189,465

Starbucks Corp.	4,770	466,029

Vail Resorts, Inc.	4,903	812,378

Total Consumer Discretionary		8,330,225

Consumer Staples - 19.1%

BJ’s Wholesale Club Holdings, Inc.*	34,351	2,910,560

Casey’s General Stores, Inc.	5,074	1,999,257

The Kroger Co.	41,158	2,295,382

Nestle SA, Sponsored ADR (Switzerland)	16,909	1,598,239

Total Consumer Staples		8,803,438

Energy - 5.0%

Suncor Energy, Inc. (Canada)	36,250	1,369,162

Valaris, Ltd.*	18,390	930,534

Total Energy		2,299,696

Financials - 23.2%

Berkshire Hathaway, Inc., Class B*	3,940	1,776,625

Fairfax Financial Holdings, Ltd. (Canada)	2,101	2,616,837

Global Payments, Inc.	14,421	1,495,602

KKR & Co., Inc.	14,940	2,065,306

Willis Towers Watson PLC (United Kingdom)	9,104	2,751,138

Total Financials		10,705,508

Health Care - 10.6%

Elevance Health, Inc.	3,680	1,493,197

	Shares	Value

Labcorp Holdings, Inc.	9,915	$2,263,297

UnitedHealth Group, Inc.	2,014	1,136,903

Total Health Care		4,893,397

Industrials - 4.1%

Carlisle Cos., Inc.	987	416,741

CSX Corp.	24,120	811,397

United Parcel Service, Inc., Class B	5,130	687,728

Total Industrials		1,915,866

Materials - 8.1%

CRH PLC	39,051	3,726,637

Real Estate - 2.7%

Mid-America Apartment Communities, Inc., REIT	8,124	1,229,486

Utilities - 4.2%

Talen Energy Corp.*	10,771	1,953,429

Total Common Stocks
(Cost $39,335,262)		45,256,471

	Principal Amount
Short-Term Investments - 2.9%

Repurchase Agreements - 2.9%

Fixed Income Clearing Corp., dated 10/31/24, due 11/01/24, 4.650% total to be received $1,331,172 (collateralized by a U.S. Treasury Note, 3.375%, 05/15/33, totaling $1,357,628)	$1,331,000	1,331,000

Total Short-Term Investments
(Cost $1,331,000)		1,331,000

Total Investments - 101.0%
(Cost $40,666,262)		46,587,471

Other Assets, less Liabilities - (1.0)%		(475,967)

Net Assets - 100.0%		$46,111,504

 * Non-income producing security.

 ADR  American Depositary Receipt

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$45,256,471	—	—	$45,256,471

Short-Term Investments

Repurchase Agreements	—	$1,331,000	—	1,331,000

Total Investments in Securities	$45,256,471	$1,331,000	—	$46,587,471

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended October 31, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments October 31, 2024

	Shares	Value

Common Stocks - 90.8%

Communication Services - 2.2%

TripAdvisor, Inc.*	880,243	$14,119,098

Yelp, Inc.*	299,951	10,240,327

Total Communication Services		24,359,425

Consumer Discretionary - 9.9%

Advance Auto Parts, Inc.[1]	194,716	6,949,414

Asbury Automotive Group, Inc.*	36,501	8,316,388

LGI Homes, Inc.*	159,589	16,207,859

Murphy USA, Inc.	67,057	32,753,992

Papa John’s International, Inc.[1]	432,363	22,651,497

United Parks & Resorts, Inc.*,1	381,309	20,068,293

Total Consumer Discretionary		106,947,443

Consumer Staples - 6.1%

Dole PLC (Ireland)	1,320,566	21,327,141

The Duckhorn Portfolio, Inc.*,1	950,718	10,419,869

Ingles Markets, Inc., Class A	284,356	18,158,974

Nomad Foods, Ltd. (United Kingdom)	953,461	16,733,241

Total Consumer Staples		66,639,225

Energy - 3.6%

Delek US Holdings, Inc.	723,354	11,334,957

Evolution Petroleum Corp.[1]	832,335	4,286,525

SM Energy Co.[1]	494,426	20,751,059

World Kinect Corp.[1]	105,342	2,754,694

Total Energy		39,127,235

Financials - 18.2%

Assured Guaranty, Ltd. (Bermuda)	205,853	17,180,491

Axis Capital Holdings, Ltd. (Bermuda)	374,620	29,317,761

Cannae Holdings, Inc.	1,110,351	22,040,467

EVERTEC, Inc. (Puerto Rico)	454,742	14,897,348

Genworth Financial, Inc., Class A*	3,748,018	25,261,641

P10, Inc., Class A	2,036,591	22,504,331

Radian Group, Inc.	323,540	11,294,782

Repay Holdings Corp.*	1,295,547	10,306,076

White Mountains Insurance Group, Ltd.	24,814	44,594,232

Total Financials		197,397,129

Health Care - 3.9%

Embecta Corp.	871,294	12,267,820

Enovis Corp.*	381,420	15,741,203

Inmode, Ltd. (Israel)*	307,656	5,254,764

Patterson Cos., Inc.[1]	427,711	8,986,208

Total Health Care		42,249,995

	Shares	Value

Industrials - 27.9%

Air Transport Services Group, Inc.*	1,426,480	$24,592,515

Alight, Inc., Class A*	2,041,046	14,144,449

Argan, Inc.	120,362	15,892,598

Armstrong World Industries, Inc.	104,136	14,532,179

Atkore, Inc.	225,713	19,357,147

BlueLinx Holdings, Inc.*	40,343	4,415,945

Brady Corp., Class A	80,228	5,707,420

CoreCivic, Inc.*	1,882,400	25,995,944

DNOW, Inc.*	367,344	4,345,679

The GEO Group Inc.*	1,702,280	25,840,610

Hub Group Inc. , Class A	193,169	8,381,603

Janus International Group, Inc.*,1	1,353,245	9,959,883

Kelly Services, Inc., Class A	230,019	4,598,080

McGrath RentCorp	342,628	38,956,804

MSC Industrial Direct Co., Inc., Class A1	93,031	7,355,961

OPENLANE, Inc.*	1,161,211	18,347,134

Park Aerospace Corp.	756,768	10,239,071

UniFirst Corp.	175,326	31,525,368

Viad Corp.*	508,499	19,038,203

Total Industrials		303,226,593

Information Technology - 5.3%

ACI Worldwide, Inc.*	221,449	10,895,291

ePlus, Inc.*	138,886	12,353,910

Ituran Location and Control, Ltd. (Israel)	230,417	6,159,046

NCR Voyix, Corp.*,1	505,727	6,478,363

Vontier Corp.	589,739	21,867,522

Total Information Technology		57,754,132

Materials - 5.1%

Summit Materials, Inc., Class A*	657,042	31,150,361

TriMas Corp.[1]	431,568	11,587,601

Warrior Met Coal, Inc.	192,054	12,124,369

Total Materials		54,862,331

Real Estate - 0.1%

Howard Hughes Holdings, Inc.*	18,070	1,374,043

Utilities - 8.5%

Northwestern Energy Group, Inc.	375,339	20,065,623

Southwest Gas Holdings, Inc.	232,845	17,055,896

Talen Energy Corp.*	197,545	35,826,761

TXNM Energy, Inc.	445,589	19,400,945

Total Utilities		92,349,225

Total Common Stocks
(Cost $794,010,198)		986,286,776

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 9.3%

Joint Repurchase Agreements - 0.0%#,2

Daiwa Capital Markets America, dated 10/31/24, due 11/01/24, 4.890% total to be received $136,991 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.625% - 7.500%, 05/15/25 - 11/01/54, totaling $139,711)	$136,972	$136,972

Repurchase Agreements - 9.3%

Fixed Income Clearing Corp., dated 10/31/24, due 11/01/24, 4.650% total to be received $100,233,945 (collateralized by a U.S. Treasury Note, 3.375%, 05/15/33, totaling $102,225,485)	100,221,000	100,221,000

Total Short-Term Investments
(Cost $100,357,972)		100,357,972

Value

Total Investments - 100.1%
(Cost $894,368,170)	$1,086,644,748

Other Assets, less Liabilities - (0.1)%	(864,349)

Net Assets - 100.0%	$1,085,780,399

*	Non-income producing security.

#	Less than 0.05%.

[1]

Some of these securities, amounting to $65,950,074 or 6.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$986,286,776	—	—	$986,286,776

Short-Term Investments

Joint Repurchase Agreements	—	$136,972	—	136,972

Repurchase Agreements	—	100,221,000	—	100,221,000

Total Investments in Securities	$986,286,776	$100,357,972	—	$1,086,644,748

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended October 31, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments October 31, 2024

	Shares	Value

Common Stocks - 97.1%

Communication Services - 8.1%

Cogent Communications Holdings, Inc.[1]	32,514	$2,609,899

Comcast Corp., Class A	62,652	2,736,013

The Interpublic Group of Cos., Inc.	29,796	876,002

Warner Music Group Corp., Class A	22,340	713,986

Total Communication Services		6,935,900

Consumer Discretionary - 2.7%

Genuine Parts Co.	6,374	731,098

NIKE, Inc., Class B	5,676	437,790

Starbucks Corp.	11,146	1,088,964

Total Consumer Discretionary		2,257,852

Consumer Staples - 12.9%

Kimberly-Clark Corp.	12,456	1,671,346

The Kroger Co.	37,523	2,092,658

PepsiCo, Inc.	6,833	1,134,825

Primo Water Corp.	31,972	838,625

Sysco Corp.	12,567	941,897

Target Corp.	10,883	1,632,885

Unilever PLC, Sponsored ADR (United Kingdom)[1]	43,914	2,674,802

Total Consumer Staples		10,987,038

Energy - 12.3%

Chesapeake Energy Corp.	7,582	642,347

Enterprise Products Partners LP, MLP	70,342	2,016,002

EOG Resources, Inc.	7,956	970,314

Kinder Morgan, Inc.	130,622	3,201,545

The Williams Cos., Inc.	69,913	3,661,344

Total Energy		10,491,552

Financials - 16.1%

Axis Capital Holdings, Ltd. (Bermuda)	20,092	1,572,400

Chubb, Ltd. (Switzerland)	6,919	1,954,202

CNA Financial Corp.	12,960	620,914

Fidelity National Financial, Inc.	13,703	824,510

The PNC Financial Services Group, Inc.	14,698	2,767,192

The Progressive Corp.	12,817	3,112,352

U.S. Bancorp	43,388	2,096,074

Willis Towers Watson PLC (United Kingdom)	2,559	773,304

Total Financials		13,720,948

Health Care - 9.2%

AbbVie, Inc.	6,300	1,284,381

Amgen, Inc.	5,489	1,757,358

Bristol-Myers Squibb Co.	24,741	1,379,806

Johnson & Johnson	5,714	913,440

	Shares	Value

Pfizer, Inc.	37,023	$1,047,751

Royalty Pharma PLC, Class A	54,241	1,464,507

Total Health Care		7,847,243

Industrials - 7.0%

CSG Systems International, Inc.	10,040	467,964

Dun & Bradstreet Holdings, Inc.	57,083	678,717

Lockheed Martin Corp.	1,062	579,905

Paycom Software, Inc.	7,233	1,511,914

United Parcel Service, Inc., Class B	14,977	2,007,817

Watsco, Inc.[1]	1,585	749,721

Total Industrials		5,996,038

Information Technology - 15.8%

Avnet, Inc.	19,112	1,036,062

Cisco Systems, Inc.	16,343	895,106

Corning, Inc.	55,377	2,635,391

Micron Technology, Inc.	21,354	2,127,926

Oracle Corp.	23,445	3,935,009

QUALCOMM, Inc.	3,162	514,679

Salesforce, Inc.	4,120	1,200,444

Texas Instruments, Inc.	5,656	1,149,073

Total Information Technology		13,493,690

Real Estate - 3.5%

American Tower Corp., REIT	10,695	2,283,810

Crown Castle, Inc., REIT	6,776	728,352

Total Real Estate		3,012,162

Utilities - 9.5%

The AES Corp.	117,206	1,932,727

Duke Energy Corp.	13,204	1,522,025

IDACORP, Inc.	15,599	1,614,185

Northwestern Energy Group, Inc.	19,540	1,044,608

TXNM Energy, Inc.	29,358	1,278,247

Vistra Corp.	5,484	685,281

Total Utilities		8,077,073

Total Common Stocks
(Cost $52,862,960)		82,819,496

Preferred Stock - 0.5%

Information Technology - 0.5%

Hewlett Packard Enterprise Co.	7,476	432,487

Total Preferred Stock
(Cost $453,782)		432,487

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 2.5%

Repurchase Agreements - 2.5%

Fixed Income Clearing Corp., dated 10/31/24, due 11/01/24, 4.650% total to be received $2,127,275 (collateralized by a U.S. Treasury Note, 3.375%, 05/15/33, totaling $2,169,553)	$2,127,000	$2,127,000

Total Short-Term Investments
(Cost $2,127,000)		2,127,000

Value

Total Investments - 100.1%
(Cost $55,443,742)	$85,378,983

Other Assets, less Liabilities - (0.1)%	(74,818)

Net Assets - 100.0%	$85,304,165

[1]

Some of these securities, amounting to $ 3,415,359 or 4.0% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

 ADR  American Depositary Receipt

MLP Master Limited Partnership

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$82,819,496	—	—	$82,819,496

Preferred Stock†	432,487	—	—	432,487

Short-Term Investments

Repurchase Agreements	—	$2,127,000	—	2,127,000

Total Investments in Securities	$83,251,983	$2,127,000	—	$85,378,983

†

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended October 31, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments October 31, 2024

	Shares	Value

Common Stocks - 96.2%

Communication Services - 1.9%

GCI Liberty, Inc. Escrow Share*,1,2	79,662	$0

TripAdvisor, Inc.*	211,918	3,399,165

Yelp, Inc.*	77,534	2,647,011

Total Communication Services		6,046,176

Consumer Discretionary - 14.8%

LGI Homes, Inc.*	42,477	4,313,964

Lithia Motors, Inc.	26,792	8,904,857

LKQ Corp.	196,351	7,223,753

Murphy USA, Inc.	20,999	10,256,962

Papa John’s International, Inc.[3]	98,493	5,160,048

Polaris, Inc.[3]	39,325	2,749,211

United Parks & Resorts, Inc.*	76,205	4,010,669

Vail Resorts, Inc.	28,699	4,755,138

Total Consumer Discretionary		47,374,602

Consumer Staples - 8.7%

BJ’s Wholesale Club Holdings, Inc.*	142,233	12,051,402

Dole PLC (Ireland)	146,154	2,360,387

Ingles Markets, Inc., Class A	49,976	3,191,467

Molson Coors Beverage Co., Class B	117,357	6,392,436

Nomad Foods, Ltd. (United Kingdom)	213,882	3,753,629

Total Consumer Staples		27,749,321

Energy - 4.7%

Delek US Holdings, Inc.	152,023	2,382,200

HF Sinclair Corp.	61,111	2,359,496

Ovintiv, Inc.	27,318	1,070,866

Permian Resources Corp.	422,615	5,760,242

SM Energy Co.	81,811	3,433,608

Total Energy		15,006,412

Financials - 17.8%

Assured Guaranty, Ltd. (Bermuda)	48,665	4,061,581

Axis Capital Holdings, Ltd. (Bermuda)	90,635	7,093,095

Cannae Holdings, Inc.	278,778	5,533,743

CNA Financial Corp.	73,537	3,523,158

EVERTEC, Inc. (Puerto Rico)	99,024	3,244,026

Genworth Financial, Inc., Class A*	937,834	6,321,001

P10, Inc., Class A	389,948	4,308,925

Radian Group, Inc.	100,538	3,509,782

WEX, Inc.*	43,823	7,563,850

White Mountains Insurance Group, Ltd.	6,515	11,708,367

Total Financials		56,867,528

	Shares	Value

Health Care - 4.2%

Bausch + Lomb Corp. (Canada)*	136,529	$2,768,808

Embecta Corp.	158,633	2,233,553

Enovis Corp.*	51,966	2,144,637

Patterson Cos., Inc.	94,321	1,981,684

Smith & Nephew PLC, ADR (United Kingdom)[3]	169,063	4,241,791

Total Health Care		13,370,473

Industrials - 26.3%

Air Transport Services Group, Inc.*	404,675	6,976,597

Alight, Inc., Class A*	509,406	3,530,183

Argan, Inc.	21,744	2,871,078

Armstrong World Industries, Inc.	24,228	3,381,017

Atkore, Inc.	60,003	5,145,857

Clarivate PLC (United Kingdom)*,3	380,989	2,514,527

CNH Industrial N.V. (United Kingdom)	292,947	3,289,795

CoreCivic, Inc.*	492,853	6,806,300

Dun & Bradstreet Holdings, Inc.	334,608	3,978,489

GXO Logistics, Inc.*	83,259	4,979,721

Janus International Group, Inc.*	82,647	608,282

McGrath RentCorp	89,357	10,159,891

OPENLANE, Inc.*	271,897	4,295,973

Rentokil Initial PLC,

Sponsored ADR (United Kingdom)[3]	195,958	4,967,535

UniFirst Corp.	49,357	8,874,882

Viad Corp.*	122,072	4,570,376

WESCO International, Inc.	18,475	3,546,646

WillScot Holdings Corp.*	107,929	3,576,767

Total Industrials		84,073,916

Information Technology - 6.5%

ACI Worldwide, Inc.*	47,945	2,358,894

ePlus, Inc.*	30,663	2,727,474

Ituran Location and Control, Ltd. (Israel)	26,666	712,782

NCR Voyix, Corp.*	141,412	1,811,488

TD SYNNEX Corp.	69,362	8,000,906

Vontier Corp.	143,784	5,331,511

Total Information Technology		20,943,055

Materials - 3.5%

Summit Materials, Inc., Class A*	146,356	6,938,738

TriMas Corp.	58,742	1,577,223

Warrior Met Coal, Inc.	40,618	2,564,214

Total Materials		11,080,175

Utilities - 7.8%

Northwestern Energy Group, Inc.	99,297	5,308,418

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Utilities - 7.8% (continued)

Southwest Gas Holdings, Inc.	69,529	$5,092,999

Talen Energy Corp.*	52,415	9,505,984

TXNM Energy, Inc.	118,015	5,138,373

Total Utilities		25,045,774

Total Common Stocks
(Cost $258,854,823)		307,557,432

	Principal Amount

Short-Term Investments - 4.7%

Joint Repurchase Agreements - 1.0%[4]

Cantor Fitzgerald Securities, Inc., dated 10/31/24, due 11/01/24, 4.930% total to be received $1,000,137 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 02/25/25 -02/01/57, totaling $1,020,000)	$1,000,000	1,000,000

Citigroup Global Markets, Inc., dated 10/31/24, due 11/01/24, 4.860% total to be received $1,000,135 (collateralized by various U.S. Government Agency Obligations, 2.000% -7.964%, 02/01/36 - 08/20/67, totaling $1,020,000)	1,000,000	1,000,000

	Principal Amount	Value

Daiwa Capital Markets America, dated 10/31/24, due 11/01/24, 4.890% total to be received $202,687 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.625% - 7.500%, 05/15/25 - 11/01/54, totaling $206,712)	$202,659	$202,659

HSBC Securities USA, Inc., dated 10/31/24, due 11/01/24, 4.860% total to be received $1,000,135 (collateralized by various U.S. Government Agency Obligations, 2.000% -7.500%, 05/01/28 - 10/01/54, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,202,659

Repurchase Agreements - 3.7%

Fixed Income Clearing Corp., dated 10/31/24, due 11/01/24, 4.650% total to be received $11,805,525 (collateralized by a U.S. Treasury Note, 3.375%, 05/15/33, totaling $12,040,089)	11,804,000	11,804,000

Total Short-Term Investments
(Cost $15,006,659)		15,006,659

Total Investments - 100.9%
(Cost $273,861,482)		322,564,091

Other Assets, less Liabilities - (0.9)%		(2,728,178)

Net Assets - 100.0%		$319,835,913

*	Non-income producing security.

[1]	Security’s value was determined by using significant unobservable inputs.

[2]

This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At October 31, 2024, the cost and market value of the escrow shares is $0, which represents 0% of net assets.

[3]

Some of these securities, amounting to $18,262,258 or 5.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$84,073,916	—	—	$84,073,916

Financials	56,867,528	—	—	56,867,528

Consumer Discretionary	47,374,602	—	—	47,374,602

Consumer Staples	27,749,321	—	—	27,749,321

Utilities	25,045,774	—	—	25,045,774

Information Technology	20,943,055	—	—	20,943,055

Energy	15,006,412	—	—	15,006,412

Health Care	13,370,473	—	—	13,370,473

Materials	11,080,175	—	—	11,080,175

Communication Services	6,046,176	—	$0	6,046,176

Short-Term Investments

Joint Repurchase Agreements	—	$3,202,659	—	3,202,659

Repurchase Agreements	—	11,804,000	—	11,804,000

Total Investments in Securities	$307,557,432	$15,006,659	$0	$322,564,091

The Level 3 common stock held by the Fund at October 31, 2024 was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.

For the fiscal year ended October 31, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments October 31, 2024

	Shares	Value

Common Stocks - 99.2%

Communication Services - 3.3%

Comcast Corp., Class A	37,507	$1,637,931

GCI Liberty, Inc. Escrow Share*,1,2	108,700	0

Total Communication Services		1,637,931

Consumer Discretionary - 19.2%

Expedia Group, Inc.*	7,184	1,122,931

Genuine Parts Co.	10,095	1,157,897

Lennar Corp., Class A	9,786	1,666,556

LKQ Corp.	27,131	998,149

Lululemon Athletica, Inc. (Canada)*	5,534	1,648,579

MGM Resorts International*	26,253	967,948

Papa John’s International, Inc.[3]	35,137	1,840,827

Total Consumer Discretionary		9,402,887

Consumer Staples - 13.8%

BJ’s Wholesale Club Holdings, Inc.*	28,805	2,440,648

The Kroger Co.	42,720	2,382,494

Molson Coors Beverage Co., Class B	20,867	1,136,625

Unilever PLC, Sponsored ADR (United Kingdom)[3]	13,102	798,043

Total Consumer Staples		6,757,810

Energy - 4.5%

Delek US Holdings, Inc.	54,282	850,599

Kinder Morgan, Inc.	54,445	1,334,447

Total Energy		2,185,046

Financials - 21.3%

Berkshire Hathaway, Inc., Class B*	6,496	2,929,176

Fairfax Financial Holdings, Ltd. (Canada)	2,613	3,254,544

Global Payments, Inc.	10,329	1,071,220

WEX, Inc.*	9,108	1,572,041

Willis Towers Watson PLC (United Kingdom)	5,348	1,616,112

Total Financials		10,443,093

Health Care - 5.8%

Elevance Health, Inc.	3,895	1,580,435

Labcorp Holdings, Inc.	5,498	1,255,029

Total Health Care		2,835,464

Industrials - 13.0%

CNH Industrial N.V. (United Kingdom)	148,707	1,669,980

*	Non-income producing security.

[1]	Security’s value was determined by using significant unobservable inputs.

	Shares	Value

McGrath RentCorp	13,577	$1,543,705

Rentokil Initial PLC,

Sponsored ADR (United Kingdom)[3]	58,848	1,491,797

SS&C Technologies Holdings, Inc.	23,992	1,677,760

Total Industrials		6,383,242

Materials - 7.6%

CRH PLC	23,036	2,198,325

Summit Materials, Inc., Class A*	32,697	1,550,165

Total Materials		3,748,490

Real Estate - 3.7%

Mid-America Apartment Communities, Inc., REIT	11,993	1,815,021

Utilities - 7.0%

Northwestern Energy Group, Inc.	31,689	1,694,094

Talen Energy Corp.*	9,633	1,747,041

Total Utilities		3,441,135

Total Common Stocks
(Cost $40,267,254)		48,650,119

	Principal Amount

Short-Term Investments - 1.1%

Joint Repurchase Agreements - 0.2%[4]

Daiwa Capital Markets America, dated 10/31/24, due 11/01/24, 4.890% total to be received $124,910 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.625% - 7.500%, 05/15/25 - 11/01/54, totaling $127,391)	$124,893	124,893

Repurchase Agreements - 0.9%

Fixed Income Clearing Corp., dated 10/31/24, due 11/01/24, 4.650% total to be received $448,058 (collateralized by a U.S. Treasury Note, 3.375%, 05/15/33, totaling $456,994)	448,000	448,000

Total Short-Term Investments
(Cost $572,893)		572,893
Total Investments - 100.3%
(Cost $40,840,147)		49,223,012
Other Assets, less Liabilities - (0.3)%		(168,692)

Net Assets - 100.0%		$49,054,320

[2]

This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At October 31, 2024, the cost and market value of the escrow shares is $0, which represents 0% of net assets.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (continued)

[3]

Some of these securities, amounting to $3,705,525 or 7.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR  American Depositary Receipt

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks

Financials	$10,443,093	—	—	$10,443,093

Consumer Discretionary	9,402,887	—	—	9,402,887

Consumer Staples	6,757,810	—	—	6,757,810

Industrials	6,383,242	—	—	6,383,242

Materials	3,748,490	—	—	3,748,490

Utilities	3,441,135	—	—	3,441,135

Health Care	2,835,464	—	—	2,835,464

Energy	2,185,046	—	—	2,185,046

Real Estate	1,815,021	—	—	1,815,021

Communication Services	1,637,931	—	$0	1,637,931

Short-Term Investments

Joint Repurchase Agreements	—	$124,893	—	124,893

Repurchase Agreements	—	448,000	—	448,000

Total Investments in Securities	$48,650,119	$572,893	$0	$49,223,012

The Level 3 common stock held by the Fund at October 31, 2024 was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.

For the fiscal year ended October 31, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities October 31, 2024

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $0, $0, and $65,950,074, respectively)	$341,365,824	$46,587,471	$1,086,644,748

Cash	629	769	2,163

Receivable for investments sold	7,217,745	271,322	2,397,186

Dividend and interest receivables	128,722	14,351	513,034

Securities lending income receivable	731	138	4,861

Receivable for Fund shares sold	49,718	4,277	534,876

Receivable from affiliate	16,547	8,563	—

Prepaid expenses and other assets	20,743	11,917	20,552

Total assets	348,800,659	46,898,808	1,090,117,420

Liabilities:

Payable upon return of securities loaned	—	—	136,972

Payable for investments purchased	10,401,463	700,059	2,788,637

Payable for Fund shares repurchased	83,287	1,345	292,389

Accrued expenses:

Investment advisory and management fees	160,938	13,661	738,665

Administrative fees	43,108	5,855	138,500

Distribution fees	53,450	1,100	9,899

Shareholder service fees	24,410	1,479	79,039

Other	93,610	63,805	152,920

Total liabilities	10,860,266	787,304	4,337,021

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$337,940,393	$46,111,504	$1,085,780,399

[1] Investments at cost	$295,981,604	$40,666,262	$894,368,170

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Net Assets Represent:

Paid-in capital	$250,549,904	$38,320,893	$806,806,538

Total distributable earnings	87,390,489	7,790,611	278,973,861

Net Assets	$337,940,393	$46,111,504	$1,085,780,399

Class N:

Net Assets	$244,184,364	$5,291,117	$46,396,314

Shares outstanding	10,911,779	257,312	2,940,281

Net asset value, offering and redemption price per share	$22.38	$20.56	$15.78

Class I:

Net Assets	$85,569,169	$40,820,387	$1,035,498,194

Shares outstanding	3,536,804	1,970,881	62,915,305

Net asset value, offering and redemption price per share	$24.19	$20.71	$16.46

Class Z:

Net Assets	$8,186,860	—	$3,885,891

Shares outstanding	340,573	—	235,467

Net asset value, offering and redemption price per share	$24.04	—	$16.50

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $3,415,359, $18,262,258, and $3,705,525, respectively)	$85,378,983	$322,564,091	$49,223,012

Cash	228	332	386

Receivable for investments sold	639,543	1,355,974	—

Dividend and interest receivables	177,796	123,309	30,824

Securities lending income receivable	685	9,202	621

Receivable for Fund shares sold	1,810	33,314	2,398

Receivable from affiliate	17,024	—	11,517

Prepaid expenses and other assets	13,411	12,213	15,626

Total assets	86,229,480	324,098,435	49,284,384

Liabilities:

Payable upon return of securities loaned	—	3,202,659	124,893

Payable for investments purchased	645,802	564,760	—

Payable for Fund shares repurchased	139,040	154,576	16,572

Accrued expenses:

Investment advisory and management fees	39,140	204,318	25,263

Administrative fees	11,742	40,864	6,316

Distribution fees	5,071	5,275	405

Shareholder service fees	3,040	13,203	1,613

Other	81,480	76,867	55,002

Total liabilities	925,315	4,262,522	230,064

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$85,304,165	$319,835,913	$49,054,320

[1] Investments at cost	$55,443,742	$273,861,482	$40,840,147

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Net Assets Represent:

Paid-in capital	$22,568,642	$243,671,269	$34,164,396

Total distributable earnings	62,735,523	76,164,644	14,889,924

Net Assets	$85,304,165	$319,835,913	$49,054,320

Class N:

Net Assets	$26,733,692	$21,263,419	$1,949,129

Shares outstanding	2,473,062	2,108,365	132,426

Net asset value, offering and redemption price per share	$10.81	$10.09	$14.72

Class I:

Net Assets	$54,673,669	$263,399,410	$45,021,813

Shares outstanding	5,065,849	25,124,114	3,055,544

Net asset value, offering and redemption price per share	$10.79	$10.48	$14.73

Class Z:

Net Assets	$3,896,804	$35,173,084	$2,083,378

Shares outstanding	360,904	3,349,313	141,382

Net asset value, offering and redemption price per share	$10.80	$10.50	$14.74

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the fiscal year ended October 31, 2024

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Investment Income:

Dividend income	$4,554,298	$605,361	$10,997,574

Interest income	280,474	44,229	4,766,186

Securities lending income	39,906	599	41,807

Foreign withholding tax	(65,082)	(41,339)	(81,222)

Total investment income	4,809,596	608,850	15,724,345

Expenses:

Investment advisory and management fees	1,923,753	137,354	8,114,815

Administrative fees	515,291	58,866	1,521,528

Distribution fees - Class N	614,101	10,073	111,365

Shareholder servicing fees - Class N	246,792	4,029	45,013

Shareholder servicing fees - Class I	44,374	10,387	844,517

Reports to shareholders	64,586	13,531	161,673

Registration fees	59,735	27,383	65,796

Professional fees	53,156	39,064	127,517

Custodian fees	40,821	21,506	79,865

Trustee fees and expenses	29,158	3,283	86,677

Transfer agent fees	26,404	8,193	25,297

Interest expense	2,600	180	—

Miscellaneous	18,301	4,792	154,688

Total expenses before offsets	3,639,072	338,641	11,338,751

Expense reimbursements	(120,397)	(78,508)	—

Expense reductions	(4,364)	(694)	(34,970)

Net expenses	3,514,311	259,439	11,303,781

Net investment income	1,295,285	349,411	4,420,564

Net Realized and Unrealized Gain:

Net realized gain on investments	47,038,162	7,665,900	91,033,375

Net change in unrealized appreciation/depreciation on investments	36,639,022	3,931,192	72,674,060

Net realized and unrealized gain	83,677,184	11,597,092	163,707,435

Net increase in net assets resulting from operations	$84,972,469	$11,946,503	$168,127,999

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Investment Income:

Dividend income	$3,387,533	$3,953,605	$930,085

Interest income	32,901	557,316	27,314

Securities lending income	6,488	45,927	2,003

Foreign withholding tax	(15,250)	(9,400)	(8,271)

Total investment income	3,411,672	4,547,448	951,131

Expenses:

Investment advisory and management fees	696,724	2,250,580	289,960

Administrative fees	209,017	450,116	72,490

Distribution fees - Class N	69,154	50,950	5,077

Shareholder servicing fees - Class N	11,205	12,365	839

Shareholder servicing fees - Class I	43,208	132,914	17,287

Professional fees	55,762	58,131	37,220

Reports to shareholders	45,662	34,023	10,541

Registration fees	38,887	47,284	30,695

Custodian fees	36,324	37,826	22,428

Trustee fees and expenses	11,767	25,489	4,144

Transfer agent fees	5,097	8,307	1,496

Interest expense	25,825	—	492

Miscellaneous	25,342	32,010	5,934

Total expenses before offsets	1,273,974	3,139,995	498,603

Expense reimbursements	(177,037)	—	(97,960)

Expense reductions	(24,739)	(5,393)	(1,661)

Net expenses	1,072,198	3,134,602	398,982

Net investment income	2,339,474	1,412,846	552,149

Net Realized and Unrealized Gain:

Net realized gain on investments	58,266,342	28,254,972	7,253,837

Net change in unrealized appreciation/depreciation on investments	(15,944,244)	27,922,392	4,637,938

Net realized and unrealized gain	42,322,098	56,177,364	11,891,775

Net increase in net assets resulting from operations	$44,661,572	$57,590,210	$12,443,924

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the fiscal years ended October 31,

	AMG River Road Mid Cap Value Fund		AMG River Road Large Cap Value Select Fund		AMG River Road Small Cap Value Fund

	2024	2023	2024	2023	2024	2023

Increase in Net Assets Resulting From Operations:

Net investment income	$1,295,285	$665,399	$349,411	$310,281	$4,420,564	$2,057,052

Net realized gain on investments	47,038,162	901,364	7,665,900	952,984	91,033,375	46,717,796

Net change in unrealized appreciation/depreciation on investments	36,639,022	21,147,317	3,931,192	1,954,790	72,674,060	(33,287,036)

Net increase in net assets resulting from operations	84,972,469	22,714,080	11,946,503	3,218,055	168,127,999	15,487,812

Distributions to Shareholders:

Class N	(998,862)	(19,489,451)	(23,168)	(65,123)	(2,038,957)	(1,388,209)

Class I	(570,426)	(5,976,906)	(314,623)	(618,612)	(40,327,619)	(28,767,483)

Class Z	(53,192)	(608,991)	—	—	(526,135)	(343,645)

Total distributions to shareholders	(1,622,480)	(26,075,348)	(337,791)	(683,735)	(42,892,711)	(30,499,337)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(51,305,217)	428,469	2,299,376	(4,532,536)	78,139,109	30,420,185

Total increase (decrease) in net assets	32,044,772	(2,932,799)	13,908,088	(1,998,216)	203,374,397	15,408,660

Net Assets:

Beginning of year	305,895,621	308,828,420	32,203,416	34,201,632	882,406,002	866,997,342

End of year	$337,940,393	$305,895,621	$46,111,504	$32,203,416	$1,085,780,399	$882,406,002

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the fiscal years ended October 31,

	AMG River Road Dividend All Cap Value Fund		AMG River Road Small-Mid Cap Value Fund		AMG River Road Focused Absolute Value Fund

	2024	2023	2024	2023	2024	2023

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$2,339,474	$6,797,921	$1,412,846	$894,783	$552,149	$653,739

Net realized gain on investments	58,266,342	9,443,458	28,254,972	11,328,295	7,253,837	1,333,699

Net change in unrealized appreciation/depreciation on investments	(15,944,244)	(35,081,495)	27,922,392	(14,491,664)	4,637,938	38,458

Net increase (decrease) in net assets resulting from operations	44,661,572	(18,840,116)	57,590,210	(2,268,586)	12,443,924	2,025,896

Distributions to Shareholders:

Class N	(1,488,716)	(4,683,046)	(765,228)	(841,013)	(51,351)	(16,781)

Class I	(7,827,414)	(37,442,154)	(9,009,615)	(8,300,606)	(1,205,279)	(521,709)

Class Z	(176,926)	(451,503)	(1,277,335)	(1,508,182)	(146,167)	(81,036)

Total distributions to shareholders	(9,493,056)	(42,576,703)	(11,052,178)	(10,649,801)	(1,402,797)	(619,526)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(183,444,327)	(35,265,575)	11,163,606	33,451,833	(10,551,496)	(16,381,325)

Total increase (decrease) in net assets	(148,275,811)	(96,682,394)	57,701,638	20,533,446	489,631	(14,974,955)

Net Assets:

Beginning of year	233,579,976	330,262,370	262,134,275	241,600,829	48,564,689	63,539,644

End of year	$85,304,165	$233,579,976	$319,835,913	$262,134,275	$49,054,320	$48,564,689

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$17.43	$17.74	$19.43	$29.75	$34.95

Income (loss) from Investment Operations:

Net investment income[1,2]	0.06	0.02	0.17 [3]	0.02 [4]	0.16

Net realized and unrealized gain (loss) on investments	4.97	1.21	(1.22)	11.69	(2.85)

Total income (loss) from investment operations	5.03	1.23	(1.05)	11.71	(2.69)

Less Distributions to Shareholders from:

Net investment income	(0.03)	(0.16)	(0.04)	(0.02)	(0.33)

Net realized gain on investments	(0.05)	(1.38)	(0.60)	(22.01)	(2.18)

Total distributions to shareholders	(0.08)	(1.54)	(0.64)	(22.03)	(2.51)

Net Asset Value, End of Year	$22.38	$17.43	$17.74	$19.43	$29.75

Total Return[2,5]	28.92%	7.39%	(5.67)%	50.65%	(8.62)%

Ratio of net expenses to average net assets	1.11%[6,7]	1.10%[6]	1.09%[6]	1.13%[6]	1.14%

Ratio of gross expenses to average net assets[8]	1.14%	1.13%	1.11%	1.18%	1.16%

Ratio of net investment income to average net assets[2]	0.29%	0.13%	0.90%	0.08%	0.52%

Portfolio turnover	77%	75%	71%	149%	50%

Net assets end of year (000’s) omitted	$244,184	$220,480	$227,513	$287,165	$259,561

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$18.84	$19.05	$20.82	$30.68	$35.96

Income (loss) from Investment Operations:

Net investment income[1,2]	0.13	0.08	0.24 [3]	0.09 [4]	0.25

Net realized and unrealized gain (loss) on investments	5.35	1.31	(1.32)	12.16	(2.94)

Total income (loss) from investment operations	5.48	1.39	(1.08)	12.25	(2.69)

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.22)	(0.09)	(0.10)	(0.41)

Net realized gain on investments	(0.05)	(1.38)	(0.60)	(22.01)	(2.18)

Total distributions to shareholders	(0.13)	(1.60)	(0.69)	(22.11)	(2.59)

Net Asset Value, End of Year	$24.19	$18.84	$19.05	$20.82	$30.68

Total Return[2,5]	29.27%	7.72%	(5.41)%	51.11%	(8.38)%

Ratio of net expenses to average net assets	0.81%[6,7]	0.80%[6]	0.80%[6]	0.87%[6]	0.90%

Ratio of gross expenses to average net assets[8]	0.84%	0.83%	0.82%	0.92%	0.92%

Ratio of net investment income to average net assets[2]	0.59%	0.43%	1.19%	0.34%	0.76%

Portfolio turnover	77%	75%	71%	149%	50%

Net assets end of year (000’s) omitted	$85,569	$78,562	$74,094	$112,741	$176,807

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class Z	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$18.71	$18.94	$20.71	$30.63	$35.95

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.09	0.24 [3]	0.10 [4]	0.28

Net realized and unrealized gain (loss) on investments	5.33	1.29	(1.29)	12.13	(2.94)

Total income (loss) from investment operations	5.47	1.38	(1.05)	12.23	(2.66)

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.23)	(0.12)	(0.14)	(0.48)

Net realized gain on investments	(0.05)	(1.38)	(0.60)	(22.01)	(2.18)

Total distributions to shareholders	(0.14)	(1.61)	(0.72)	(22.15)	(2.66)

Net Asset Value, End of Year	$24.04	$18.71	$18.94	$20.71	$30.63

Total Return[2,5]	29.37%	7.73%	(5.34)%	51.18%	(8.32)%

Ratio of net expenses to average net assets	0.76%[6,7]	0.75%[6]	0.75%[6]	0.80%[6]	0.82%

Ratio of gross expenses to average net assets[8]	0.79%	0.78%	0.77%	0.85%	0.84%

Ratio of net investment income to average net assets[2]	0.64%	0.48%	1.24%	0.41%	0.84%

Portfolio turnover	77%	75%	71%	149%	50%

Net assets end of year (000’s) omitted	$8,187	$6,853	$7,221	$8,237	$9,786

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, $0.11 and $0.11 for Class N, Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $0.05 and $0.06 for Class N, Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[6]	Includes reduction from brokerage recapture amounting to less than 0.01%, 0.01%, 0.01% and less than 0.01% for the fiscal years ended October 31, 2024, 2023, 2022 and 2021, respectively.

[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$15.15	$14.08	$15.45	$13.73	$16.22

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.10	0.22 [3]	0.01	0.04 [4]

Net realized and unrealized gain (loss) on investments	5.41	1.22	(1.59)	4.27	(1.84)

Total income (loss) from investment operations	5.52	1.32	(1.37)	4.28	(1.80)

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.25)	—	(2.56)	—

Net realized gain on investments	—	—	—	—	(0.69)

Total distributions to shareholders	(0.11)	(0.25)	—	(2.56)	(0.69)

Net Asset Value, End of Year	$20.56	$15.15	$14.08	$15.45	$13.73

Total Return[2,5]	36.62%	9.50%	(8.87)%	33.53%	(11.66)%

Ratio of net expenses to average net assets	0.95%[6,7]	0.95%[6]	0.95%[6]	1.00%[6]	1.04%

Ratio of gross expenses to average net assets[8]	1.15%	1.18%	1.07%	1.14%	1.08%

Ratio of net investment income to average net assets[2]	0.60%	0.64%	1.51%	0.08%	0.25%

Portfolio turnover	106%	77%	91%	256%	750%

Net assets end of year (000’s) omitted	$5,291	$3,373	$3,683	$4,623	$4,716

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$15.26	$14.19	$15.58	$13.80	$16.25

Income (loss) from Investment Operations:

Net investment income[1,2]	0.17	0.14	0.27 [3]	0.06	0.08 [4]

Net realized and unrealized gain (loss) on investments	5.44	1.23	(1.60)	4.29	(1.84)

Total income (loss) from investment operations	5.61	1.37	(1.33)	4.35	(1.76)

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.30)	(0.06)	(2.57)	—

Net realized gain on investments	—	—	—	—	(0.69)

Total distributions to shareholders	(0.16)	(0.30)	(0.06)	(2.57)	(0.69)

Net Asset Value, End of Year	$20.71	$15.26	$14.19	$15.58	$13.80

Total Return[2,5]	37.06%	9.83%	(8.55)%	33.93%	(11.38)%

Ratio of net expenses to average net assets	0.63%[6,7]	0.63%[6]	0.63%[6]	0.69%[6]	0.76%

Ratio of gross expenses to average net assets[8]	0.83%	0.86%	0.75%	0.83%	0.80%

Ratio of net investment income to average net assets[2]	0.92%	0.96%	1.83%	0.39%	0.53%

Portfolio turnover	106%	77%	91%	256%	750%

Net assets end of year (000’s) omitted	$40,820	$28,831	$30,519	$36,900	$38,990

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.08 and $0.13 for Class N and Class I, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.01) and $0.03 for Class N and Class I, respectively.

[5]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[6]	Includes reduction from broker recapture amounting to less than 0.01% for the each of the fiscal years ended October 31, 2024, 2023, 2022, and 2021.

[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$13.94	$14.26	$15.45	$10.76	$13.00

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	(0.00)[3]	(0.09)	(0.09)	(0.02)

Net realized and unrealized gain (loss) on investments	2.51	0.20	0.06	4.78	(1.43)

Total income (loss) from investment operations	2.54	0.20	(0.03)	4.69	(1.45)

Less Distributions to Shareholders from:

Net realized gain on investments	(0.70)	(0.52)	(1.16)	—	(0.79)

Net Asset Value, End of Year	$15.78	$13.94	$14.26	$15.45	$10.76

Total Return[2,4]	18.69%	1.58%	(0.35)%	43.59%	(12.09)%

Ratio of net expenses to average net assets[5]	1.37%	1.35%	1.35%	1.33%	1.34%

Ratio of gross expenses to average net assets[6]	1.37%	1.35%	1.35%	1.35%	1.36%

Ratio of net investment income (loss) to average net assets[2]	0.19%	(0.01)%	(0.60)%	(0.61)%	(0.19)%

Portfolio turnover	42%	25%	33%	39%	42%

Net assets end of year (000’s) omitted	$46,396	$41,927	$37,265	$34,246	$25,920

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$14.48	$14.76	$15.91	$11.05	$13.30

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.07	0.04	(0.05)	(0.05)	0.01

Net realized and unrealized gain (loss) on investments	2.62	0.20	0.06	4.91	(1.46)

Total income (loss) from investment operations	2.69	0.24	0.01	4.86	(1.45)

Less Distributions to Shareholders from:

Net investment income	(0.01)	—	—	(0.00)[3]	(0.01)

Net realized gain on investments	(0.70)	(0.52)	(1.16)	—	(0.79)

Total distributions to shareholders	(0.71)	(0.52)	(1.16)	(0.00)[3]	(0.80)

Net Asset Value, End of Year	$16.46	$14.48	$14.76	$15.91	$11.05

Total Return[2,4]	19.02%	1.81%	(0.07)%	43.99%	(11.91)%

Ratio of net expenses to average net assets[5]	1.11%	1.09%	1.09%	1.07%	1.07%

Ratio of gross expenses to average net assets[6]	1.11%	1.09%	1.09%	1.09%	1.09%

Ratio of net investment income (loss) to average net assets[2]	0.45%	0.25%	(0.34)%	(0.35)%	0.07%

Portfolio turnover	42%	25%	33%	39%	42%

Net assets end of year (000’s) omitted	$1,035,498	$830,022	$819,940	$835,473	$487,637

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class Z	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$14.52	$14.78	$15.92	$11.05	$13.30

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.08	0.05	(0.04)	(0.04)	0.02

Net realized and unrealized gain (loss) on investments	2.62	0.21	0.06	4.92	(1.46)

Total income (loss) from investment operations	2.70	0.26	0.02	4.88	(1.44)

Less Distributions to Shareholders from:

Net investment income	(0.02)	—	—	(0.01)	(0.02)

Net realized gain on investments	(0.70)	(0.52)	(1.16)	—	(0.79)

Total distributions to shareholders	(0.72)	(0.52)	(1.16)	(0.01)	(0.81)

Net Asset Value, End of Year	$16.50	$14.52	$14.78	$15.92	$11.05

Total Return[2,4]	19.07%	1.94%	(0.00)%[7]	44.17%	(11.78)%

Ratio of net expenses to average net assets[5]	1.02%	1.00%	1.00%	0.98%	0.99%

Ratio of gross expenses to average net assets[6]	1.02%	1.00%	1.00%	1.00%	1.01%

Ratio of net investment income (loss) to average net assets[2]	0.54%	0.34%	(0.25)%	(0.26)%	0.16%

Portfolio turnover	42%	25%	33%	39%	42%

Net assets end of year (000’s) omitted	$3,886	$10,457	$9,792	$7,911	$1,025

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]

Includes reduction from broker recapture amounting to less than 0.01%, less than 0.01%, less than 0.01%, 0.02% and 0.02% for the fiscal years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[7]	Less than (0.005)%.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$8.63	$10.70	$13.28	$10.02	$12.34

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.20	0.18	0.19	0.25

Net realized and unrealized gain (loss) on investments	2.55	(0.88)	(0.29)	3.27	(1.49)

Total income (loss) from investment operations	2.69	(0.68)	(0.11)	3.46	(1.24)

Less Distributions to Shareholders from:

Net investment income	(0.26)	(0.23)	(0.27)	(0.20)	(0.34)

Net realized gain on investments	(0.25)	(1.16)	(2.20)	—	(0.74)

Total distributions to shareholders	(0.51)	(1.39)	(2.47)	(0.20)	(1.08)

Net Asset Value, End of Year	$10.81	$8.63	$10.70	$13.28	$10.02

Total Return[2,3]	31.94%	(7.50)%	(1.34)%	34.74%	(10.96)%

Ratio of net expenses to average net assets[4]	0.97%[5]	0.97%[6]	1.03%	1.06%	1.13%

Ratio of gross expenses to average net assets[7]	1.12%	1.02%	1.07%	1.09%	1.13%

Ratio of net investment income to average net assets[2]	1.48%	2.10%	1.61%	1.51%	2.38%

Portfolio turnover	26%	25%	30%	20%	35%

Net assets end of year (000’s) omitted	$26,734	$28,325	$36,432	$43,430	$41,358

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$8.62	$10.68	$13.27	$10.01	$12.33

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.23	0.21	0.22	0.28

Net realized and unrealized gain (loss) on investments	2.54	(0.88)	(0.30)	3.27	(1.49)

Total income (loss) from investment operations	2.70	(0.65)	(0.09)	3.49	(1.21)

Less Distributions to Shareholders from:

Net investment income	(0.28)	(0.25)	(0.30)	(0.23)	(0.37)

Net realized gain on investments	(0.25)	(1.16)	(2.20)	—	(0.74)

Total distributions to shareholders	(0.53)	(1.41)	(2.50)	(0.23)	(1.11)

Net Asset Value, End of Year	$10.79	$8.62	$10.68	$13.27	$10.01

Total Return[2,3]	32.19%	(7.17)%	(1.18)%	35.10%	(10.69)%

Ratio of net expenses to average net assets[4]	0.72%[5]	0.72%[6]	0.78%	0.81%	0.86%

Ratio of gross expenses to average net assets[7]	0.87%	0.77%	0.82%	0.84%	0.86%

Ratio of net investment income to average net assets[2]	1.73%	2.35%	1.86%	1.76%	2.65%

Portfolio turnover	26%	25%	30%	20%	35%

Net assets end of year (000’s) omitted	$54,674	$202,039	$290,632	$382,571	$408,844

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class Z	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$8.62	$10.69	$13.28	$10.01	$12.33

Income (loss) from Investment Operations:

Net investment income[1,2]	0.17	0.23	0.21	0.22	0.27

Net realized and unrealized gain (loss) on investments	2.55	(0.88)	(0.29)	3.29	(1.47)

Total income (loss) from investment operations	2.72	(0.65)	(0.08)	3.51	(1.20)

Less Distributions to Shareholders from:

Net investment income	(0.29)	(0.26)	(0.31)	(0.24)	(0.38)

Net realized gain on investments	(0.25)	(1.16)	(2.20)	—	(0.74)

Total distributions to shareholders	(0.54)	(1.42)	(2.51)	(0.24)	(1.12)

Net Asset Value, End of Year	$10.80	$8.62	$10.69	$13.28	$10.01

Total Return[2,3]	32.37%	(7.22)%	(1.12)%	35.26%	(10.65)%

Ratio of net expenses to average net assets[4]	0.68%[5]	0.68%[6]	0.74%	0.77%	0.81%

Ratio of gross expenses to average net assets[7]	0.83%	0.73%	0.78%	0.80%	0.81%

Ratio of net investment income to average net assets[2]	1.77%	2.39%	1.90%	1.80%	2.69%

Portfolio turnover	26%	25%	30%	20%	35%

Net assets end of year (000’s) omitted	$3,897	$3,216	$3,199	$2,430	$1,901

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes reduction from broker recapture amounting to 0.02%, 0.01%, 0.01%, 0.01%, and less than 0.01% for the fiscal years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

[5]	Includes interest expense of 0.02% related to participation in the interfund lending program.

[6]	Includes interest expense totaling 0.01% related to utilization of the line of credit.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$8.61	$9.10	$9.81	$6.80	$7.84

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	0.01	(0.03)	(0.04)	(0.01)[3]

Net realized and unrealized gain (loss) on investments	1.82	(0.09)	(0.11)	3.05	(0.88)

Total income (loss) from investment operations	1.84	(0.08)	(0.14)	3.01	(0.89)

Less Distributions to Shareholders from:

Net investment income	(0.01)	(0.00)[4]	—	—	(0.01)

Net realized gain on investments	(0.35)	(0.41)	(0.57)	—	(0.14)

Total distributions to shareholders	(0.36)	(0.41)	(0.57)	—	(0.15)

Net Asset Value, End of Year	$10.09	$8.61	$9.10	$9.81	$6.80

Total Return[2,5]	21.83%	(0.77)%	(1.64)%	44.27%	(11.65)%

Ratio of net expenses to average net assets[6]	1.29%	1.27%	1.28%	1.25%	1.31%

Ratio of gross expenses to average net assets[7]	1.29%	1.28%	1.28%	1.27%	1.33%

Ratio of net investment income (loss) to average net assets[2]	0.23%	0.10%	(0.28)%	(0.38)%	(0.16)%

Portfolio turnover	42%	30%	32%	44%	47%

Net assets end of year (000’s) omitted	$21,263	$18,655	$18,961	$22,702	$21,618

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$8.94	$9.41	$10.10	$6.98	$8.04

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.05	0.03	(0.00)[4]	(0.01)	0.01 [3]

Net realized and unrealized gain (loss) on investments	1.87	(0.09)	(0.12)	3.13	(0.91)

Total income (loss) from investment operations	1.92	(0.06)	(0.12)	3.12	(0.90)

Less Distributions to Shareholders from:

Net investment income	(0.03)	(0.00)[4]	—	(0.00)[4]	(0.02)

Net realized gain on investments	(0.35)	(0.41)	(0.57)	—	(0.14)

Total distributions to shareholders	(0.38)	(0.41)	(0.57)	(0.00)[4]	(0.16)

Net Asset Value, End of Year	$10.48	$8.94	$9.41	$10.10	$6.98

Total Return[2,5]	21.97%	(0.48)%	(1.38)%	44.70%	(11.47)%

Ratio of net expenses to average net assets[6]	1.03%	1.02%	1.02%	1.00%	1.05%

Ratio of gross expenses to average net assets[7]	1.03%	1.03%	1.02%	1.02%	1.07%

Ratio of net investment income (loss) to average net assets[2]	0.49%	0.35%	(0.02)%	(0.13)%	0.09%

Portfolio turnover	42%	30%	32%	44%	47%

Net assets end of year (000’s) omitted	$263,399	$214,093	$188,163	$218,698	$156,350

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class Z	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$8.95	$9.42	$10.10	$6.98	$8.04

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.05	0.04	0.00 [8]	(0.01)	0.01 [3]

Net realized and unrealized gain (loss) on investments	1.89	(0.10)	(0.11)	3.13	(0.91)

Total income (loss) from investment operations	1.94	(0.06)	(0.11)	3.12	(0.90)

Less Distributions to Shareholders from:

Net investment income	(0.04)	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)

Net realized gain on investments	(0.35)	(0.41)	(0.57)	—	(0.14)

Total distributions to shareholders	(0.39)	(0.41)	(0.57)	(0.00)[4]	(0.16)

Net Asset Value, End of Year	$10.50	$8.95	$9.42	$10.10	$6.98

Total Return[2,5]	22.13%	(0.47)%	(1.26)%	44.77%	(11.43)%

Ratio of net expenses to average net assets[6]	0.98%	0.97%	0.97%	0.95%	1.00%

Ratio of gross expenses to average net assets[7]	0.98%	0.98%	0.97%	0.97%	1.02%

Ratio of net investment income (loss) to average net assets[2]	0.54%	0.40%	0.03%	(0.08)%	0.14%

Portfolio turnover	42%	30%	32%	44%	47%

Net assets end of year (000’s) omitted	$35,173	$29,387	$34,477	$35,766	$553

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $(0.00) and $0.00 for Class N, Class I and Class Z, respectively.

[4]	Less than $(0.005) per share.

[5]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[6]	Includes reduction from broker recapture amounting to less than 0.01%, 0.01%, 0.01%, 0.02% and 0.02% for the fiscal years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$11.73	$11.50	$14.44	$11.05	$12.65

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.11	0.04	0.01	0.04 [3]

Net realized and unrealized gain (loss) on investments	3.19	0.21	(2.03)	3.38	(1.39)

Total income (loss) from investment operations	3.31	0.32	(1.99)	3.39	(1.35)

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.02)	—	—	(0.02)

Net realized gain on investments	(0.19)	(0.07)	(0.95)	—	(0.23)

Total distributions to shareholders	(0.32)	(0.09)	(0.95)	—	(0.25)

Net Asset Value, End of Year	$14.72	$11.73	$11.50	$14.44	$11.05

Total Return[2,4]	28.70%	2.76%	(14.80)%	30.68%	(11.03)%

Ratio of net expenses to average net assets[5]	1.06%[6]	1.05%	1.05%	1.06%	1.03%

Ratio of gross expenses to average net assets[7]	1.26%	1.22%	1.14%	1.12%	1.15%

Ratio of net investment income to average net assets[2]	0.91%	0.93%	0.30%	0.10%	0.34%

Portfolio turnover	86%	63%	113%	83%	103%

Net assets end of year (000’s) omitted	$1,949	$1,910	$2,243	$3,666	$12,466

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$11.75	$11.51	$14.48	$11.12	$12.72

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.14	0.07	0.05	0.07 [3]

Net realized and unrealized gain (loss) on investments	3.18	0.22	(2.04)	3.39	(1.40)

Total income (loss) from investment operations	3.34	0.36	(1.97)	3.44	(1.33)

Less Distributions to Shareholders from:

Net investment income	(0.17)	(0.05)	(0.05)	(0.08)	(0.04)

Net realized gain on investments	(0.19)	(0.07)	(0.95)	—	(0.23)

Total distributions to shareholders	(0.36)	(0.12)	(1.00)	(0.08)	(0.27)

Net Asset Value, End of Year	$14.73	$11.75	$11.51	$14.48	$11.12

Total Return[2,4]	28.90%	3.11%	(14.64)%	30.98%	(10.81)%

Ratio of net expenses to average net assets[5]	0.82%[6]	0.81%	0.80%	0.81%	0.78%

Ratio of gross expenses to average net assets[7]	1.02%	0.98%	0.89%	0.87%	0.90%

Ratio of net investment income to average net assets[2]	1.15%	1.17%	0.55%	0.35%	0.59%

Portfolio turnover	86%	63%	113%	83%	103%

Net assets end of year (000’s) omitted	$45,022	$40,205	$53,620	$176,460	$130,758

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class Z	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$11.75	$11.52	$14.49	$11.12	$12.73

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.15	0.08	0.06	0.07 [3]

Net realized and unrealized gain (loss) on investments	3.19	0.21	(2.04)	3.39	(1.41)

Total income (loss) from investment operations	3.35	0.36	(1.96)	3.45	(1.34)

Less Distributions to Shareholders from:

Net investment income	(0.17)	(0.06)	(0.06)	(0.08)	(0.04)

Net realized gain on investments	(0.19)	(0.07)	(0.95)	—	(0.23)

Total distributions to shareholders	(0.36)	(0.13)	(1.01)	(0.08)	(0.27)

Net Asset Value, End of Year	$14.74	$11.75	$11.52	$14.49	$11.12

Total Return[2,4]	29.04%	3.10%	(14.59)%	31.12%	(10.86)%

Ratio of net expenses to average net assets[5]	0.78%[6]	0.77%	0.76%	0.77%	0.74%

Ratio of gross expenses to average net assets[7]	0.98%	0.94%	0.85%	0.83%	0.86%

Ratio of net investment income to average net assets[2]	1.19%	1.21%	0.59%	0.39%	0.63%

Portfolio turnover	86%	63%	113%	83%	103%

Net assets end of year (000’s) omitted	$2,083	$6,450	$7,677	$13,323	$2,462

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.05 and $0.05 for Class N, Class I and Class Z, respectively.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]	Includes reduction from broker recapture amounting to less than 0.01%, 0.01%, 0.02%, 0.01% and 0.01%, for the fiscal years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements October 31, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds I is organized as a Massachusetts business trust, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG River Road Large Cap Value Select Fund (“Large Cap Value Select”), and AMG Funds IV: AMG River Road Mid Cap Value Fund (“Mid Cap Value”), AMG River Road Small Cap Value Fund (“Small Cap Value”), AMG River Road Dividend All Cap Value Fund (“Dividend All Cap Value”), AMG River Road Small-Mid Cap Value Fund (“Small-Mid Cap Value”), and AMG River Road Focused Absolute Value Fund (“Focused Absolute Value”), each a “Fund” and collectively, the “Funds”.

Each Fund is authorized to issue Class N and Class I shares. The Funds, except for Large Cap Value Select, are also authorized to issue Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Large Cap Value Select and Focused Absolute Value are non-diversified funds.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions

Notes to Financial Statements (continued)

that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio.

For the fiscal year ended October 31, 2024, the impact on the expenses and expense ratios was as follows:

	Amount	Percentage Reduction

Mid Cap Value	$4,364	0.00%	[1]

Large Cap Value Select	694	0.00%	[1]

Small Cap Value	34,970	0.00%	[1]

Dividend All Cap Value	24,739	0.02%

Small-Mid Cap Value	5,393	0.00%	[1]

Focused Absolute Value	1,661	0.00%	[1]

1 Less than 0.005%

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions, except those of Dividend All Cap Value, resulting from net investment income will normally be declared and paid at least annually. Dividend All Cap Value will declare and pay net investment income distributions quarterly. Each Fund will normally declare and pay realized net capital gains, if any, at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassification to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized for all of the Funds. Temporary differences are primarily due to wash sale loss deferrals for all of the Funds, and investments in partnerships for Dividend All Cap Value.

The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 was as follows:

	Mid Cap Value		Large Cap Value Select		Small Cap Value

Distributions paid from:	2024	2023	2024	2023	2024	2023

Ordinary income *	$1,622,480	$19,216,056	$337,791	$683,735	$2,863,576	—

Long-term capital gains	—	6,859,292	—	—	40,029,135	$30,499,337

	$1,622,480	$26,075,348	$337,791	$683,735	$42,892,711	$30,499,337

Notes to Financial Statements (continued)

	Dividend All Cap Value		Small-Mid Cap Value		Focused Absolute Value

Distributions paid from:	2024	2023	2024	2023	2024	2023

Ordinary income *	$3,413,275	$7,069,532	$3,895,589	$98,109	$900,127	$249,051

Long-term capital gains	6,079,781	35,507,171	7,156,589	10,551,692	502,670	370,475

	$9,493,056	$42,576,703	$11,052,178	$10,649,801	$1,402,797	$619,526

* For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of October 31, 2024, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

						Focused
		Large Cap	Small Cap	Dividend All	Small-Mid	Absolute
	Mid Cap Value	Value Select	Value	Cap Value	Cap Value	Value

Undistributed ordinary income	$4,761,991	$273,824	$4,407,774	$277,549	$2,416,227	$3,661,008

Undistributed long-term capital gains	37,655,382	1,680,081	82,825,137	36,275,249	25,457,127	3,043,377

At October 31, 2024, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Mid Cap Value	$296,392,708	$50,277,117	$(5,304,001)	$44,973,116

Large Cap Value Select	40,750,765	7,415,409	(1,578,703)	5,836,706

Small Cap Value	894,903,798	241,330,431	(49,589,481)	191,740,950

Dividend All Cap Value	59,194,392	32,361,834	(6,177,243)	26,184,591

Small-Mid Cap Value	274,272,801	64,512,773	(16,221,483)	48,291,290

Focused Absolute Value	41,036,339	10,029,567	(1,842,894)	8,186,673

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2024, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2024, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2025, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

For the fiscal year ended October 31, 2024, the following Fund utilized capital loss carryovers in the amount of:

Fund	Short-Term	Long-Term

Large Cap Value Select	$4,768,092	$1,223,833

Notes to Financial Statements (continued)

g. CAPITAL STOCK

Each Trust’s Amended and Restated Agreement and Declaration of Trust or Trust Instrument, as applicable, authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended October 31, 2024 and October 31, 2023, the capital stock transactions by class for the Funds were as follows:

	$		$		$		$		$		$		$		$
		Mid Cap Value								Large Cap Value Select

	October 31, 2024				October 31, 2023				October 31, 2024				October 31, 2023

		Shares		Amount		Shares		Amount		Shares		Amount		Shares		Amount

Class N:

Shares sold		794,989		$16,506,109		949,737		$16,906,043		88,174		$1,696,217		9,777		$149,655

Shares issued in reinvestment of distributions		49,240		980,863		1,150,594		19,157,394		1,090		18,011		3,502		49,510

Shares redeemed		(2,579,753)		(53,819,568)		(2,275,505)		(40,543,318)		(54,577)		(969,498)		(52,163)		(782,760)

Net increase (decrease)		(1,735,524)		$(36,332,596)		(175,174)		$(4,479,881)		34,687		$744,730		(38,884)		$(583,595)

Class I:

Shares sold		635,833		$13,909,133		1,247,002		$24,317,449		408,352		$7,383,448		41,393		$607,275

Shares issued in reinvestment of distributions		26,111		560,867		323,884		5,813,710		17,865		296,371		41,467		589,249

Shares redeemed		(1,296,168)		(28,843,362)		(1,289,620)		(24,891,173)		(344,558)		(6,125,173)		(344,500)		(5,145,465)

Net increase (decrease)		(634,224)		$(14,373,362)		281,266		$5,239,986		81,659		$1,554,646		(261,640)		$(3,948,941)

Class Z:

Shares sold		25,647		$572,080		24,038		$462,371		—		—		—		—

Shares issued in reinvestment of distributions		2,494		53,192		34,175		608,992		—		—		—		—

Shares redeemed		(53,789)		(1,224,531)		(73,280)		(1,402,999)		—		—		—		—

Net decrease		(25,648)		$(599,259)		(15,067)		$(331,636)		—		—		—		—

	Small Cap Value				Dividend All Cap Value

	October 31, 2024		October 31, 2023		October 31, 2024		October 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	452,751	$6,795,883	764,537	$10,743,123	26,514	$260,617	46,461	$442,670

Shares issued in reinvestment of distributions	138,739	2,008,947	102,870	1,367,145	153,303	1,472,882	484,141	4,635,571

Shares redeemed	(658,414)	(9,822,095)	(473,354)	(6,575,876)	(988,208)	(9,611,700)	(655,492)	(6,218,758)

Net increase (decrease)	(66,924)	$(1,017,265)	394,053	$5,534,392	(808,391)	$(7,878,201)	(124,890)	$(1,140,517)

Class I:

Shares sold	16,351,743	$256,882,837	11,870,466	$172,416,580	666,381	$6,289,704	4,314,310	$42,038,542

Shares issued in reinvestment of distributions	2,410,433	36,325,218	1,896,970	26,121,284	807,218	7,602,496	3,845,260	36,735,160

Shares redeemed	(13,149,676)	(206,488,350)	(12,026,638)	(174,467,625)	(19,847,712)	(189,367,166)	(11,920,574)	(113,621,232)

Net increase (decrease)	5,612,500	$86,719,705	1,740,798	$24,070,239	(18,374,113)	$(175,474,966)	(3,761,004)	$(34,847,530)

Class Z:

Shares sold	33,809	$527,171	52,181	$757,394	144,668	$1,537,514	62,411	$597,509

Shares issued in reinvestment of distributions	34,843	526,134	24,902	343,645	18,481	176,926	47,325	451,503

Shares redeemed	(553,274)	(8,616,636)	(19,520)	(285,485)	(175,284)	(1,805,600)	(36,056)	(326,540)

Net increase (decrease)	(484,622)	$(7,563,331)	57,563	$815,554	(12,135)	$(91,160)	73,680	$722,472

Notes to Financial Statements (continued)

	Small-Mid Cap Value				Focused Absolute Value

	October 31, 2024		October 31, 2023		October 31, 2024		October 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	281,895	$2,672,905	338,659	$3,001,785	3,938	$52,645	3,416	$41,517

Shares issued in reinvestment of distributions	78,401	717,368	98,766	829,638	4,056	51,307	1,436	16,781

Shares redeemed	(418,232)	(3,948,636)	(355,139)	(3,097,453)	(38,348)	(540,479)	(37,148)	(450,738)

Net increase (decrease)	(57,936)	$(558,363)	82,286	$733,970	(30,354)	$(436,527)	(32,296)	$(392,440)

Class I:

Shares sold	5,749,023	$56,371,157	9,330,366	$85,230,959	117,808	$1,618,737	629,484	$7,592,330

Shares issued in reinvestment of distributions	866,026	8,218,589	881,405	7,668,227	95,245	1,202,944	44,601	520,939

Shares redeemed	(5,446,610)	(53,478,130)	(6,257,178)	(56,859,310)	(579,333)	(7,654,640)	(1,909,131)	(22,710,674)

Net increase (decrease)	1,168,439	$11,111,616	3,954,593	$36,039,876	(366,280)	$(4,832,959)	(1,235,046)	$(14,597,405)

Class Z:

Shares sold	41,382	$413,912	183,363	$1,632,341	9,773	$130,782	17,596	$209,361

Shares issued in reinvestment of distributions	89,801	853,113	114,008	993,011	6,796	85,836	2,706	31,583

Shares redeemed	(64,802)	(656,672)	(675,110)	(5,947,365)	(424,107)	(5,498,628)	(137,875)	(1,632,424)

Net increase (decrease)	66,381	$610,353	(377,739)	$(3,322,013)	(407,538)	$(5,282,010)	(117,573)	$(1,391,480)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At October 31, 2024, the market value of Repurchase Agreements outstanding is as follows:

Market Value

Mid Cap Value	$6,164,000

Large Cap Value Select	1,331,000

Small Cap Value	100,357,972

Dividend All Cap Value	2,127,000

Small-Mid Cap Value	15,006,659

Focused Absolute Value	572,893

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the Funds’ subadviser and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by River Road Asset Management, LLC (“River Road”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in River Road.

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the fiscal year ended October 31, 2024, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Mid Cap Value	0.56%

Large Cap Value Select	0.35%

Small Cap Value	0.80%

Dividend All Cap Value	0.50%

Small-Mid Cap Value	0.75%

Focused Absolute Value	0.60%

The fee paid to River Road for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2025, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Funds other than Small Cap Value to the below percentages of each such Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by such Funds in certain circumstances.

Mid Cap Value	0.76%

Large Cap Value Select	0.60%

Small Cap Value	N/A

Dividend All Cap Value	0.68%

Small-Mid Cap Value	1.04%

Focused Absolute Value	0.78%

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the fiscal year ended October 31, 2024, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Mid Cap Value	$120,397	—

Large Cap Value Select	78,508	—

Dividend All Cap Value	177,037	—

Focused Absolute Value	97,960	—

At October 31, 2024, the Funds’ expiration of reimbursements subject to recoupment, if any, is as follows:

Expiration Period	Mid Cap Value	Large Cap Value Select

Less than 1 year	$27,037	$46,891

1-2 years	79,604	77,427

2-3 years	120,397	78,508

Total	$227,038	$202,826

Expiration Period	Dividend All Cap Value	Focused Absolute Value

Less than 1 year	$117,693	$98,288

1-2 years	132,074	89,807

2-3 years	177,037	97,960

Total	$426,804	$286,055

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Notes to Financial Statements (continued)

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For all Funds, except Large Cap Value Select, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

The impact on the annualized expense ratios for the fiscal year ended October 31, 2024, was as follows:

Fund	Actual Amount Incurred

Mid Cap Value

Class N	0.25%

Large Cap Value Select

Class N	0.25%

Small Cap Value

Class N	0.25%

Dividend All Cap Value

Class N	0.25%

Small-Mid Cap Value

Class N	0.25%

Focused Absolute Value

Class N	0.24%

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder record keeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended October 31, 2024, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Mid Cap Value

Class N	0.10%	0.10%

Class I	0.05%	0.05%

Large Cap Value Select

Class N	0.10%	0.10%

Class I	0.05%	0.03%

Small Cap Value

Class N	0.15%	0.10%

Class I	0.15%	0.09%

Dividend All Cap Value

Class N	0.04%	0.04%

Class I	0.04%	0.04%

Small-Mid Cap Value

Class N	0.15%	0.06%

Class I	0.15%	0.05%

Focused Absolute Value

Class N	0.15%	0.04%

Class I	0.15%	0.04%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At October 31, 2024, the Funds had no interfund loans outstanding.

Notes to Financial Statements (continued)

The following Funds utilized the interfund lending program during the fiscal year ended October 31, 2024 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Mid Cap Value	$2,192,974	1	$344	5.730%

Small Cap Value	2,824,954	26	12,184	6.055%

Small-Mid Cap Value	1,557,433	11	2,790	5.944%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Mid Cap Value	$5,069,227	3	$2,600	6.240%

Large Cap Value Select	1,053,427	1	180	6.238%

Dividend All Cap Value	6,906,308	22	25,825	6.196%

Focused Absolute Value	1,443,711	2	492	6.215%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended October 31, 2024, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Mid Cap Value	$258,638,554	$302,558,803

Large Cap Value Select	42,702,656	40,716,067

Small Cap Value	413,180,267	388,460,594

Dividend All Cap Value	36,107,108	224,724,874

Small-Mid Cap Value	121,955,399	123,424,063

Focused Absolute Value	41,345,534	52,977,600

The Funds had no purchases or sales of U.S. Government Obligations during the fiscal year ended October 31, 2024.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at October 31, 2024, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap Value	$65,950,074	$136,972	$67,441,354	$67,578,326

Dividend All Cap Value	3,415,359	—	3,520,958	3,520,958

Small-Mid Cap Value	18,262,258	3,202,659	16,067,297	19,269,956

Focused Absolute Value	3,705,525	124,893	3,631,353	3,756,246

The following table summarizes the securities received as collateral for securities lending at October 31, 2024:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap Value	U.S. Treasury Obligations	0.125%-7.625%	11/15/24-02/15/52

Dividend All Cap Value	U.S. Treasury Obligations	0.125%-7.625%	11/15/24-02/15/52

Small-Mid Cap Value	U.S. Treasury Obligations	0.000%-5.000%	11/15/24-08/15/49

Focused Absolute Value	U.S. Treasury Obligations	0.125%-5.000%	11/15/24-08/15/49

5. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that River Road’s investment techniques and risk analysis will produce the desired result.

Notes to Financial Statements (continued)

Non-Diversified Fund Risk: Large Cap Value Select and Focused Absolute Value are non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place Large Cap Value Select and Focused Absolute Value at greater risk. Notwithstanding each Fund’s status as a “non-diversified” investment company under the 1940 Act, each Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. Each Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Focused Investment Risk: To the extent a Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of a Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small-or mid-capitalization companies.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Real Estate Industry Risk: Investments in certain Funds may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Code.

High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. CREDIT AGREEMENT

Through December 31, 2023, Small Cap Value, Dividend All Cap Value, Small-Mid Cap Value, Focused Absolute Value, and certain other funds in AMG Funds II and AMG Funds III (the “Participating Funds”) were subject to a Credit Agreement among BNYM, AMG Funds II, AMG Funds III, and AMG Funds IV (the “Credit Agreement”) that provided a revolving line of credit of up to $50 million to the Participating Funds. On December 31, 2023, the Credit Agreement was terminated. The facility was shared by the Participating Funds, and was available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans was equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans was equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the Adjusted Daily Simple SOFR plus 1.25%. The aforementioned Adjusted Daily Simple SOFR was the sum of Daily Simple SOFR plus 0.10% plus a floor rate of 0.00%. The Participating Funds paid a commitment fee on the unutilized commitment amount of 0.175% per annum, which was allocated to the Participating Funds based on average daily net assets and is included in miscellaneous expense on the Participating Funds’ Statement of Operations. Interest incurred on loans utilized, if any, is included in the Statement of Operations as interest expense.

The Funds did not utilize the line of credit during the fiscal year ended October 31, 2024.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Mid Cap Value

Fixed Income Clearing Corp.	$6,164,000	—	$6,164,000	$6,164,000	—

Large Cap Value Select

Fixed Income Clearing Corp.	$1,331,000	—	$1,331,000	$1,331,000	—

Small Cap Value

Daiwa Capital Markets America	$136,972	—	$136,972	$136,972	—

Fixed Income Clearing Corp.	100,221,000	—	100,221,000	100,221,000	—

Total	$100,357,972	—	$100,357,972	$100,357,972	—

Dividend All Cap Value

Fixed Income Clearing Corp.	$2,127,000	—	$2,127,000	$2,127,000	—

Small-Mid Cap Value

Cantor Fitzgerald Securities, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Citigroup Global Markets, Inc.	1,000,000	—	1,000,000	1,000,000	—

Daiwa Capital Markets America	202,659	—	202,659	202,659	—

HSBC Securities USA, Inc.	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	11,804,000	—	11,804,000	11,804,000	—

Total	$15,006,659	—	$15,006,659	$15,006,659	—

Focused Absolute Value

Daiwa Capital Markets America	$124,893	—	$124,893	$124,893	—

Fixed Income Clearing Corp.	448,000	—	448,000	448,000	—

Total	$572,893	—	$572,893	$572,893	—

9. RECENT ACCOUNTING STANDARDS UPDATE

In November 2023, the Financial Accounting Standards Board issued ASU No. 2023-07, Segment Reporting (Topic 280), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds are currently evaluating the requirements and do not expect this guidance to materially impact the Funds’ financial statements.

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds I and AMG Funds IV and Shareholders of AMG River Road Large Cap Value Select Fund, AMG River Road Mid Cap Value Fund, AMG River Road Small Cap Value Fund, AMG River Road Dividend All Cap Value Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Focused Absolute Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments of AMG River Road Large Cap Value Select Fund (one of the funds constituting AMG Funds I), AMG River Road Mid Cap Value Fund, AMG River Road Small Cap Value Fund, AMG River Road Dividend All Cap Value Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Focused Absolute Value Fund (five of the funds constituting AMG Funds IV) (hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

December 23, 2024

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

Other Information (unaudited)

TAX INFORMATION

AMG River Road Mid Cap Value Fund, AMG River Road Large Cap Value Select Fund, AMG River Road Small Cap Value Fund, AMG River Road Dividend All Cap Value Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Focused Absolute Value Fund each hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2023/2024 Form 1099-DIV you receive for each Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, the Funds each hereby designate the amounts in the below table as a capital gain distribution with respect to the taxable period ended October 31, 2024, or if subsequently determined to be different, the net capital gains of such period.

Fund	Amount

AMG River Road Mid Cap Value Fund	$5,012,833

AMG River Road Large Cap Value Select Fund	22,776

AMG River Road Small Cap Value Fund	47,679,921

AMG River Road Dividend All Cap Value Fund	25,188,216

AMG River Road Small-Mid Cap Value Fund	8,525,506

AMG River Road Focused Absolute Value Fund	819,247

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended October 31, 2024, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended October 31, 2024.

Trustee fees and expenses

AMG River Road Mid Cap Value Fund	$29,158

AMG River Road Large Cap Value Select Fund	3,283

AMG River Road Small Cap Value Fund	86,677

AMG River Road Dividend All Cap Value Fund	11,767

AMG River Road Small-Mid Cap Value Fund	25,489

AMG River Road Focused Absolute Value Fund	4,144

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road Large Cap Value Select Fund, AMG River Road Mid Cap Value Fund, AMG River Road Small-Mid Cap Value Fund, and AMG River Road Small Cap Value Fund: Approval of Investment Management and Subadvisory Agreements on June 12, 2024

At an in-person meeting held on June 12, 2024, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds I and AMG Funds IV (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds I for AMG River Road Large Cap Value Select Fund and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; and the Investment Advisory Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds IV for each of AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road Mid Cap Value Fund, AMG River Road Small-Mid Cap Value Fund, and AMG River Road Small Cap Value Fund, and separately Amendment No. 1 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Sub-Investment Advisory Agreement (or, in the case of AMG River Road Large Cap Value Select Fund and AMG River Road Mid Cap Value Fund, the Subadvisory Agreement) with respect to each of AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road Large Cap Value Select Fund, AMG River Road Mid Cap Value Fund, AMG River Road Small-Mid Cap Value Fund, and AMG River Road Small Cap Value Fund (each, a “Fund,” and collectively, the “Funds”), as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with River Road Asset Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment

Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for each Fund other than AMG River Road Small Cap Value Fund, as described below. The Trustees also considered the Investment Manager’s risk management processes.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG River Road Dividend All Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and

10-year periods ended March 31, 2024, was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 3000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that the Fund ranked in top third relative to its Peer Group for the 2022 calendar year. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG River Road Focused Absolute Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2024 and for the period from the Fund’s inception on November 3, 2015 through March 31, 2024, was above, below, below, and below, respectively, the median performance of the Peer Group and above, below, below, and below, respectively, the performance of the Fund Benchmark, the Russell 3000 Value Index. The Trustees also took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent outperformance and longer-term underperformance, and the fact that the Fund ranked in the top third relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG River Road Large Cap Value Select Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was above, above, below, and below, respectively, the median performance of the Peer Group and above, above, below, and below, respectively, the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance and longer-term underperformance and the fact that the Fund ranked in the top decile relative to the Peer Group for the 1-year and 3-year periods. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 22, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG River Road Mid Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was above, above, above, and below, respectively, the median performance of the Peer Group and above, above, above, and below, respectively, the performance of the Fund Benchmark, the Russell Midcap Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance relative to the Peer Group and the Fund Benchmark. The Trustees also noted that the Fund ranked in the top decile relative to the Peer Group for the 3-year period and in the top quintile relative to the Peer Group for the 1-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG River Road Small-Mid Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2500 Value Index. The Trustees also took into account management’s discussion of the Fund’s performance, noting that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period and the Fund ranked in the top

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

third relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG River Road Small Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Value Index. The Trustees also took into account management’s discussion of the Fund’s performance, including the fact that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 10-year period and the Fund ranked in the top third relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for each Fund other than AMG River Road Small Cap Value Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG River Road Dividend All Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.68%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG River Road Focused Absolute Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the Average rating level of Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.78%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG River Road Large Cap Value Select Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the Below Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.60%. The Trustees concluded that, in light of the nature, extent and quality of the services

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG River Road Mid Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Below Average and the Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.76%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG River Road Small-Mid Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the Above Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.04%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG River Road Small Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Above Average and the High rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager) and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreements and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 12, 2024, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

River Road Asset Management, LLC

Meidinger Tower

462 South Fourth Street, Suite 2000

Louisville, KY 40202

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as

general partner of Systematica

Investments LP

wealth.amg.com	103124	AR082

ANNUAL FINANCIAL STATEMENTS

AMG Funds

October 31, 2024

AMG Veritas China Fund
Class N: MMCFX	Class I: MIMFX

AMG Veritas Global Focus Fund
Class N: MFQAX	Class I: MFQTX

wealth.amg.com	103124	AR084

AMG Funds Annual Financial Statements — October 31, 2024

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG Veritas China Fund	2

AMG Veritas Global Focus Fund	4

Statement of Assets and Liabilities	6
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	8
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	9
Detail of changes in assets for the past two fiscal years

Financial Highlights	10
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	21

OTHER INFORMATION	22

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	23

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Veritas China Fund Schedule of Portfolio Investments October 31, 2024

	Shares	Value

Common Stocks - 99.8%

Communication Services - 23.5%

China Tower Corp., Ltd., Class H (China)[1]	3,380,000	$456,067

NetEase, Inc. (China)	83,900	1,349,850

Tencent Holdings, Ltd. (China)	160,400	8,363,598

Total Communication Services		10,169,515

Consumer Discretionary - 28.8%

Alibaba Group Holding, Ltd. (China)	334,900	4,096,602

BYD Co., Ltd., Class A (China)	39,700	1,635,823

JD.com, Inc., ADR (China)	11,652	473,304

Meituan, Class B (China)*,1	80,200	1,895,156

MGM China Holdings, Ltd. (Macau)	520,400	675,349

Midea Group Co., Ltd. (China)*	47,600	447,278

New Oriental Education & Technology Group, Inc., ADR (China)	17,571	1,099,945

PDD Holdings, Inc., ADR (China)*	13,379	1,613,374

Trip.com Group, Ltd., ADR (China)*	7,961	512,688

Total Consumer Discretionary		12,449,519

Consumer Staples - 5.0%

Luzhou Laojiao Co., Ltd., Class A (China)	48,000	915,203

Tsingtao Brewery Co., Ltd., Class H (China)	196,000	1,264,378

Total Consumer Staples		2,179,581

Financials - 9.8%

AIA Group, Ltd. (Hong Kong)	119,300	941,554

China Merchants Bank Co., Ltd., Class H (China)	221,500	1,083,916

East Money Information Co., Ltd., Class A (China)	154,500	503,518

Futu Holdings, Ltd., ADR (Hong Kong)*	8,123	771,604

Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	22,800	912,920

Total Financials		4,213,512

Health Care - 5.0%

CSPC Pharmaceutical Group, Ltd. (China)	1,234,000	913,571

Innovent Biologics, Inc. (China)*,1	65,500	284,740

Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (China)	26,100	977,859

Total Health Care		2,176,170

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of these securities amounted to $3,097,627 or 7.2% of net assets.

	Shares	Value

Industrials - 11.9%

Centre Testing International Group Co., Ltd., Class A (China)	240,700	$466,883

Contemporary Amperex Technology Co., Ltd., Class A (China)	49,080	1,703,417

DiDi Global, Inc., ADR (China)*	94,651	471,362

Full Truck Alliance Co., Ltd., Sponsored ADR (China)	48,555	434,567

NARI Technology Co., Ltd., Class A (China)	562,871	2,056,716

Total Industrials		5,132,945

Information Technology - 7.1%

Foxconn Industrial Internet Co., Ltd., Class A (China)	297,900	999,125

Luxshare Precision Industry Co., Ltd., Class A (China)	72,900	429,506

NAURA Technology Group Co., Ltd., Class A (China)	10,000	550,477

Xiaomi Corp., Class B (China)*,1	134,600	461,664

Zhongji Innolight Co., Ltd., Class A (China)	30,700	606,612

Total Information Technology		3,047,384

Materials - 5.9%

China National Building Material Co., Ltd., Class H (China)	984,000	418,634

Zijin Mining Group Co., Ltd., Class H (China)	1,002,000	2,134,332

Total Materials		2,552,966

Real Estate - 1.4%

Onewo, Inc., Class H (China)	205,900	607,609

Utilities - 1.4%

ENN Energy Holdings, Ltd. (China)	83,800	590,396

Total Common Stocks (Cost $41,959,812)		43,119,597

Total Investments - 99.8% (Cost $41,959,812)		43,119,597

Other Assets, less Liabilities - 0.2%		76,845

Net Assets - 100.0%		$43,196,442

ADR  American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

2

AMG Veritas China Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2024:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Consumer Discretionary	$4,146,589	$8,302,930	—	$12,449,519

Communication Services	—	10,169,515	—	10,169,515

Industrials	905,929	4,227,016	—	5,132,945

Financials	1,275,122	2,938,390	—	4,213,512

Information Technology	—	3,047,384	—	3,047,384

Materials	—	2,552,966	—	2,552,966

Consumer Staples	1,264,378	915,203	—	2,179,581

Health Care	—	2,176,170	—	2,176,170

Real Estate	—	607,609	—	607,609

Utilities	—	590,396	—	590,396

Total Investments in Securities	$7,592,018	$35,527,579	—	$43,119,597

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the fiscal year ended October 31, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

AMG Veritas Global Focus Fund Schedule of Portfolio Investments October 31, 2024

	Shares	Value

Common Stocks - 97.2%

Communication Services - 9.4%

Alphabet, Inc., Class A (United States)	12,000	$2,053,320

Charter Communications, Inc., Class A (United States)*	2,978	975,623

Total Communication Services		3,028,943

Consumer Discretionary - 13.4%

Amadeus IT Group SA (Spain)	15,802	1,145,539

Amazon.com, Inc. (United States)*	11,623	2,166,527

Cie Financiere Richemont SA (Switzerland)	7,077	1,030,415

Total Consumer Discretionary		4,342,481

Consumer Staples - 8.9%

Diageo PLC (United Kingdom)	48,848	1,508,513

Unilever PLC (United Kingdom)	22,587	1,379,200

Total Consumer Staples		2,887,713

Financials - 11.6%

Aon PLC, Class A (United States)	4,048	1,485,090

The Charles Schwab Corp. (United States)	4,834	342,392

Intercontinental Exchange, Inc. (United States)	6,141	957,198

Mastercard, Inc., Class A (United States)	1,979	988,688

Total Financials		3,773,368

Health Care - 20.8%

Becton Dickinson & Co. (United States)	4,106	959,121

Bio-Rad Laboratories, Inc., Class A (United States)*	1,776	636,145

The Cooper Cos., Inc. (United States)*	6,204	649,435

Elevance Health, Inc. (United States)	1,965	797,318

Sonic Healthcare, Ltd. (Australia)	34,594	609,558

Thermo Fisher Scientific, Inc. (United States)	1,646	899,243

UnitedHealth Group, Inc. (United States)	2,593	1,463,749

	Shares	Value

Zoetis, Inc. (United States)	4,098	$732,640

Total Health Care		6,747,209

Industrials - 23.8%

Aena SME SA (Spain)[1]	3,022	669,736

Airbus SE (France)	8,975	1,369,057

Automatic Data Processing, Inc. (United States)	2,392	691,862

Canadian Pacific Kansas City, Ltd. (Canada)	17,542	1,353,541

Safran SA (France)	5,980	1,353,667

Siemens AG (Germany)	5,245	1,020,414

Vinci, S.A. (France)	11,340	1,270,315

Total Industrials		7,728,592

Information Technology - 9.3%

Dassault Systemes SE (France)	17,729	606,778

Microsoft Corp. (United States)	3,213	1,305,603

Salesforce, Inc. (United States)	3,777	1,100,504

Total Information Technology		3,012,885

Total Common Stocks (Cost $28,703,563)		31,521,191

Short-Term Investments - 3.2%

Other Investment Companies - 3.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%[2]	415,393	415,393

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.82%[2]	623,090	623,090

Total Short-Term Investments (Cost $1,038,483)		1,038,483

Total Investments - 100.4% (Cost $29,742,046)		32,559,674

Other Assets, less Liabilities - (0.4)%		(139,425)

Net Assets - 100.0%		$32,420,249

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of this security amounted to $669,736 or 2.1% of net assets.

[2]	Yield shown represents the October 31, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

4

AMG Veritas Global Focus Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2024:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$2,045,403	$5,683,189	—	$7,728,592

Health Care	6,137,651	609,558	—	6,747,209

Consumer Discretionary	2,166,527	2,175,954	—	4,342,481

Financials	3,773,368	—	—	3,773,368

Communication Services	3,028,943	—	—	3,028,943

Information Technology	2,406,107	606,778	—	3,012,885

Consumer Staples	—	2,887,713	—	2,887,713

Short-Term Investments

Other Investment Companies	1,038,483	—	—	1,038,483

Total Investments in Securities	$20,596,482	$11,963,192	—	$32,559,674

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the fiscal year ended October 31, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities October 31, 2024

	AMG Veritas China Fund	AMG Veritas Global Focus Fund

Assets:

Investments at value[1]	$43,119,597	$32,559,674

Receivable for investments sold	1,037,291	64,823

Dividend and interest receivables	30,647	28,508

Receivable for Fund shares sold	622	—

Receivable from affiliate	17,896	11,211

Prepaid expenses and other assets	12,643	11,683

Total assets	44,218,696	32,675,899

Liabilities:

Payable for investments purchased	447,700	151,606

Payable for Fund shares repurchased	36,072	12,319

Due to custodian	394,603	—

Accrued expenses:

Investment advisory and management fees	27,997	18,766

Administrative fees	5,915	4,202

Distribution fees	—	395

Shareholder service fees	7,652	—

Other	102,315	68,362

Total liabilities	1,022,254	255,650

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$43,196,442	$32,420,249

[1] Investments at cost	$41,959,812	$29,742,046

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities (continued)

	AMG Veritas China Fund	AMG Veritas Global Focus Fund

Net Assets Represent:

Paid-in capital	$95,552,677	$26,908,254

Total distributable earnings (loss)	(52,356,235)	5,511,995

Net Assets	$43,196,442	$32,420,249

Class N:

Net Assets	$38,482,433	$1,835,798

Shares outstanding	2,680,735	99,360

Net asset value, offering and redemption price per share	$14.36	$18.48

Class I:

Net Assets	$4,714,009	$30,584,451

Shares outstanding	310,977	1,653,721

Net asset value, offering and redemption price per share	$15.16	$18.49

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations For the fiscal year ended October 31, 2024

	AMG Veritas China Fund	AMG Veritas Global Focus Fund

Investment Income:

Dividend income	$1,126,758	$479,090

Interest income	376	60

Foreign withholding tax	(59,153)	(33,833)

Total investment income	1,067,981	445,317

Expenses:

Investment advisory and management fees	322,447	207,109

Administrative fees	68,123	46,368

Distribution fees - Class N	—	4,743

Shareholder servicing fees - Class N	85,749	—

Custodian fees	56,171	22,609

Professional fees	40,269	35,637

Registration fees	29,953	24,044

Reports to shareholders	29,506	15,872

Transfer agent fees	18,411	10,622

Trustee fees and expenses	4,013	2,605

Interest expense	4,267	841

Miscellaneous	7,649	4,573

Total expenses before offsets	666,558	375,023

Expense reimbursements	(154,182)	(97,416)

Net expenses	512,376	277,607

Net investment income	555,605	167,710

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(14,707,022)	2,722,932

Net realized loss on foreign currency transactions	(23,502)	(1,464)

Net change in unrealized appreciation/depreciation on investments	13,789,977	4,082,207

Net change in unrealized appreciation/depreciation on foreign currency translations	211	131

Net realized and unrealized gain (loss)	(940,336)	6,803,806

Net increase (decrease) in net assets resulting from operations	$(384,731)	$6,971,516

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets For the fiscal years ended October 31,

	AMG Veritas China Fund		AMG Veritas Global Focus Fund

	2024	2023	2024	2023

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$555,605	$297,243	$167,710	$101,075

Net realized gain (loss) on investments	(14,730,524)	(15,900,351)	2,721,468	644,035

Net change in unrealized appreciation/depreciation on investments	13,790,188	17,401,526	4,082,338	2,524,779

Net increase (decrease) in net assets resulting from operations	(384,731)	1,798,418	6,971,516	3,269,889

Distributions to Shareholders:

Class N	(369,167)	—	(43,904)	(105,159)

Class I	(52,071)	—	(699,797)	(1,469,160)

Total distributions to shareholders	(421,238)	—	(743,701)	(1,574,319)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(13,946,192)	(5,363,205)	(2,199,500)	(3,080,647)

Total increase (decrease) in net assets	(14,752,161)	(3,564,787)	4,028,315	(1,385,077)

Net Assets:

Beginning of year	57,948,603	61,513,390	28,391,934	29,777,011

End of year	$43,196,442	$57,948,603	$32,420,249	$28,391,934

[1] See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

9

AMG Veritas China Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$14.43	$14.29	$24.13	$37.61	$41.44

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.16	0.07 [3]	(0.05)[4]	(0.02)	0.09

Net realized and unrealized gain (loss) on investments	(0.12)	0.07	(9.79)	15.11	(0.23)

Total income (loss) from investment operations	0.04	0.14	(9.84)	15.09	(0.14)

Less Distributions to Shareholders from:

Net investment income	(0.11)	—	—	(0.01)	—

Net realized gain on investments	—	—	—	(24.49)	(3.69)

Paid in capital	—	—	—	(4.07)	—

Total distributions to shareholders	(0.11)	—	—	(28.57)	(3.69)

Net Asset Value, End of Year	$14.36	$14.43	$14.29	$24.13	$37.61

Total Return[2,5]	0.36%	0.98%	(40.78)%	30.40%	(0.86)%

Ratio of net expenses to average net assets	1.15%[6]	1.14%	1.14%	1.16%[7]	1.18%[7]

Ratio of gross expenses to average net assets[8]	1.49%	1.33%	1.32%	1.24%	1.26%

Ratio of net investment income (loss) to average net assets[2]	1.20%	0.43%	(0.23)%	(0.05)%	0.24%

Portfolio turnover	100%	83%	82%	184%	75%

Net assets end of year (000’s) omitted	$38,482	$47,618	$54,250	$111,537	$114,122

The accompanying notes are an integral part of these financial statements.

10

AMG Veritas China Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$15.24	$15.06	$25.38	$38.58	$42.31

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.20	0.11 [3]	(0.00)[4,9]	0.07	0.18

Net realized and unrealized gain (loss) on investments	(0.13)	0.07	(10.32)	15.40	(0.22)

Total income (loss) from investment operations	0.07	0.18	(10.32)	15.47	(0.04)

Less Distributions to Shareholders from:

Net investment income	(0.15)	—	—	(0.11)	—

Net realized gain on investments	—	—	—	(24.47)	(3.69)

Paid in capital	—	—	—	(4.09)	—

Total distributions to shareholders	(0.15)	—	—	(28.67)	(3.69)

Net Asset Value, End of Year	$15.16	$15.24	$15.06	$25.38	$38.58

Total Return[2,5]	0.53%	1.20%	(40.66)%	30.75%	(0.62)%

Ratio of net expenses to average net assets	0.94%[6]	0.93%	0.93%	0.93%[7]	0.93%[7]

Ratio of gross expenses to average net assets[8]	1.28%	1.12%	1.11%	1.00%	1.01%

Ratio of net investment income (loss) to average net assets[2]	1.41%	0.64%	(0.02)%	0.19%	0.49%

Portfolio turnover	100%	83%	82%	184%	75%

Net assets end of year (000’s) omitted	$4,714	$10,331	$7,263	$19,354	$26,957

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04 and $0.08 for Class N and Class I shares, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08) and $(0.04) for Class N and Class I shares, respectively.

[5]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[6]	Includes interest expense of 0.01% related to participation in the interfund lending program.

[7]	Includes reduction from broker recapture amounting to less than 0.01%, and 0.01% for the fiscal years ended 2021 and 2020, respectively.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Less than $(0.005) per share.

The accompanying notes are an integral part of these financial statements.

11

AMG Veritas Global Focus Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class N	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$15.08	$14.33	$19.85	$34.02	$34.33

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.05	0.02	(0.03)	(0.05)	0.07

Net realized and unrealized gain (loss) on investments	3.72	1.49	(4.16)	10.91	(0.25)

Total income (loss) from investment operations	3.77	1.51	(4.19)	10.86	(0.18)

Less Distributions to Shareholders from:

Net investment income	(0.02)	—	—	(0.05)	(0.08)

Net realized gain on investments	(0.35)	(0.76)	(1.33)	(24.98)	(0.05)

Total distributions to shareholders	(0.37)	(0.76)	(1.33)	(25.03)	(0.13)

Net Asset Value, End of Year	$18.48	$15.08	$14.33	$19.85	$34.02

Total Return[2,3]	25.27%	10.95%	(22.51)%	35.54%	(0.54)%

Ratio of net expenses to average net assets	1.13%[4]	1.13%	1.13%	1.13%[5]	1.13%[5]

Ratio of gross expenses to average net assets[6]	1.45%	1.47%	1.35%	1.29%	1.29%

Ratio of net investment income (loss) to average net assets[2]	0.31%	0.10%	(0.16)%	(0.17)%	0.22%

Portfolio turnover	42%	27%	21%	109%	45%

Net assets end of year (000’s) omitted	$1,836	$1,921	$2,164	$4,230	$6,922

The accompanying notes are an integral part of these financial statements.

12

AMG Veritas Global Focus Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,

Class I	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$15.09	$14.32	$19.80	$34.00	$34.31

Income (loss) from Investment Operations:

Net investment income[1,2]	0.10	0.05	0.02	0.02	0.16

Net realized and unrealized gain (loss) on investments	3.71	1.50	(4.17)	10.91	(0.25)

Total income (loss) from investment operations	3.81	1.55	(4.15)	10.93	(0.09)

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.02)	—	(0.15)	(0.17)

Net realized gain on investments	(0.35)	(0.76)	(1.33)	(24.98)	(0.05)

Total distributions to shareholders	(0.41)	(0.78)	(1.33)	(25.13)	(0.22)

Net Asset Value, End of Year	$18.49	$15.09	$14.32	$19.80	$34.00

Total Return[2,3]	25.58%	11.24%	(22.35)%	35.85%	(0.27)%

Ratio of net expenses to average net assets	0.88%[4]	0.88%	0.88%	0.88%[5]	0.88%[5]

Ratio of gross expenses to average net assets[6]	1.20%	1.22%	1.10%	1.04%	1.04%

Ratio of net investment income to average net assets[2]	0.56%	0.35%	0.09%	0.08%	0.47%

Portfolio turnover	42%	27%	21%	109%	45%

Net assets end of year (000’s) omitted	$30,584	$26,471	$27,613	$44,598	$55,746

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[5]	Includes reduction from broker recapture amounting to less than 0.01% and 0.01% for the fiscal years ended 2021 and 2020, respectively.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements October 31, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Veritas China Fund (“China Fund”) and AMG Veritas Global Focus Fund (“Global Focus”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds are non-diversified.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

14

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. For China Fund there are no permanent differences. Permanent differences for Global Focus are primarily due to tax equalization utilized. Temporary differences for China Fund and Global Focus are primarily due to wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 was as follows:

	China Fund		Global Focus

Distributions paid from:	2024	2023	2024	2023

Ordinary income *	$421,238	—	$101,942	$34,025

Long-term capital gains	—	—	641,759	1,540,294

	$421,238	—	$743,701	$1,574,319

* For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of October 31, 2024, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	China Fund	Global Focus

Capital loss carryforward	$53,834,489	—

Undistributed ordinary income	531,864	$305,819

Undistributed long-term capital gains	—	2,561,291

At October 31, 2024, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

China Fund	$42,173,418	$4,041,018	$(3,094,628)	$946,390

Global Focus	29,914,770	4,792,042	(2,147,157)	2,644,885

15

Notes to Financial Statements (continued)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2024, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2024, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

China Fund	$30,959,841	$22,874,648	$53,834,489

As of October 31, 2024, Global Focus had no capital loss carryovers for federal income tax purposes. Should Global Focus incur net capital losses for the fiscal year ended October 31, 2025, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

For the fiscal year ended October 31, 2024, the Funds did not utilize capital loss carryovers.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended October 31, 2024 and October 31, 2023, the capital stock transactions by class for the Funds were as follows:

	China Fund				Global Focus

	October 31, 2024		October 31, 2023		October 31, 2024		October 31, 2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	36,921	$508,896	55,548	$958,600	2,405	$40,991	4,263	$64,262

Shares issued in reinvestment of distributions	27,022	364,260	—	—	2,457	40,152	6,655	92,505

Shares redeemed	(682,936)	(9,195,659)	(552,675)	(9,080,182)	(32,893)	(555,304)	(34,603)	(525,536)

Net decrease	(618,993)	$(8,322,503)	(497,127)	$(8,121,582)	(28,031)	$(474,161)	(23,685)	$(368,769)

Class I:

Shares sold	217,060	$3,288,229	366,125	$5,886,089	178,307	$3,135,894	7,405	$110,220

Shares issued in reinvestment of distributions	3,600	51,149	—	—	42,198	688,669	104,088	1,445,776

Shares redeemed	(587,596)	(8,963,067)	(170,569)	(3,127,712)	(320,467)	(5,549,902)	(285,637)	(4,267,874)

Net increase (decrease)	(366,936)	$(5,623,689)	195,556	$2,758,377	(99,962)	$(1,725,339)	(174,144)	$(2,711,878)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At October 31, 2024, the Funds had no Repurchase Agreements outstanding.

16

Notes to Financial Statements (continued)

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Veritas Asset Management LLP (“Veritas”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Veritas.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the fiscal year ended October 31, 2024, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

China Fund	0.71%

Global Focus	0.67%

The fee paid to Veritas for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of China Fund and Global Focus to 0.93% and 0.88%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the fiscal year ended October 31, 2024, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

China Fund	$154,182	—

Global Focus	97,416	—

At October 31, 2024, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	China Fund	Global Focus

Less than 1 year	$167,199	$83,530

1-2 years	121,271	103,085

2-3 years	154,182	97,416

Total	$442,652	$284,031

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

17

Notes to Financial Statements (continued)

Global Focus has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Global Focus may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class N shares of China Fund, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares of China Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of Class N’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended October 31, 2024, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

China Fund

Class N	0.25%	0.21%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At October 31, 2024, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund lending program during the fiscal year ended October 31, 2024 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

China Fund	$2,206,943	1	$376	6.225%

Global Focus	350,818	1	60	6.235%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

China Fund	$1,390,463	18	$4,267	6.223%

Global Focus	2,465,451	2	841	6.225%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended October 31, 2024, were as follows:

	Long Term Securities

Fund	Purchases	Sales

China Fund	$44,054,869	$53,105,674

Global Focus	12,563,261	15,409,367

The Funds had no purchases or sales of U.S. Government Obligations during the fiscal year ended October 31, 2024.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

18

Notes to Financial Statements (continued)

The Funds did not have any securities on loan at October 31, 2024.

5. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Veritas’ investment techniques and risk analysis will produce the desired result.

Non-Diversified Fund Risk: The Funds are non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Funds at greater risk. Notwithstanding the Funds’ status as “non-diversified” investment companies under the 1940 Act, each Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. Each Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Focused Investment Risk: To the extent a Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of a Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Funds to the risk that those currencies will decline in value relative to the U.S. dollar.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Geographic Focus Risk: To the extent China Fund focuses its investments in a particular country, group of countries or geographic region, China Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and China Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

The China Fund is particularly susceptible to risks in the Greater China region, which consists of Hong Kong, The People’s Republic of China (“PRC”) and Taiwan, among other countries. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of China Fund’s investment strategies, for example by precluding China Fund from making certain investments or causing China Fund to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth.

Stock Connect Risk: Trading in China A-Shares through Stock Connect is subject to sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

PRC Tax Risk: The application of the tax laws and regulations of the PRC to income, including capital gains, derived from certain investments of China Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of China Fund pursuant to such laws and regulations will reduce China Fund’s overall returns.

Participatory Notes Risk: An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

Variable Interest Entity Risk: The China Fund may gain investment exposure to certain Chinese companies through variable interest entity (“VIE”) structures. A VIE

19

Notes to Financial Statements (continued)

structure enables foreign investors, such as China Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non-Chinese ownership of such company. A VIE does not have equity ownership in its corresponding China-based company but has claims to the China-based company’s profits and control of its assets through contractual arrangements. VIEs are a common industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. If the Chinese government takes action adversely affecting VIEs, the market value of China Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent consequences, which could result in substantial investment losses.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

High Cash Balance Risk: When the Funds have a significant cash balance for a sustained period, the benefit to the Funds of any market upswing may likely be reduced, and the Funds’ performance may be adversely affected.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At October 31, 2024, the Funds had no Repurchase Agreements outstanding.

8. RECENT ACCOUNTING STANDARDS UPDATE

In November 2023, the Financial Accounting Standards Board issued ASU No. 2023-07, Segment Reporting (Topic 280), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds are currently evaluating the requirements and do not expect this guidance to materially impact the Funds’ financial statements.

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds I and Shareholders of AMG Veritas China Fund and AMG Veritas Global Focus Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of AMG Veritas China Fund and AMG Veritas Global Focus Fund (two of the funds constituting AMG Funds I, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

December 23, 2024

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

21

Other Information (unaudited)

TAX INFORMATION

AMG Veritas China Fund and AMG Veritas Global Focus Fund each hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2023/2024 Form 1099-DIV you receive for each Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code of 1986, as amended, AMG Veritas China Fund and AMG Veritas Global Focus Fund hereby designate $0 and $781,857, respectively, as a capital gain distribution with respect to the taxable year ended October 31, 2024, or if subsequently determined to be different, the net capital gains of such fiscal year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended October 31, 2024, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended October 31, 2024.

Trustee fees and expenses

AMG Veritas China Fund	$4,013

AMG Veritas Global Focus Fund	2,605

22

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Veritas China Fund and AMG Veritas Global Focus Fund: Approval of Investment Management Agreements and Subadvisory Agreements on June 12, 2024

At an in-person meeting held on June 12, 2024, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds I (the “Trust”) (the “Independent Trustees”), approved (i) the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Veritas China Fund and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; and the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager for AMG Veritas Global Focus Fund and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreement with respect to each of AMG Veritas China Fund and AMG Veritas Global Focus Fund (each, a “Fund,” and collectively, the “Funds”), as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with Veritas Asset Management LLP, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management

Agreements and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the

Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the

23

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreements. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG Veritas China Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year,

5-year and 10-year periods ended March 31, 2024, was below the median performance of the Peer Group and below, below, above, and below, respectively, the performance of the Fund Benchmark, the MSCI China Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective May 21, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadvisers and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies.

With respect to AMG Veritas Global Focus Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was below, below, below, and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI World Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance. The Trustees noted that the Fund ranked in the top quartile relative to its Peer Group for the 2023 calendar year. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective May 21, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreements. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Veritas China Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were

24

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

both rated in the Below Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.93%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Veritas Global Focus Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were rated in the Above Average and Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.88%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements and the

Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 12, 2024, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

25

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Veritas Asset Management LLP

1 Smart’s Place

London, WC2B 5LW

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	103124	AR084

ANNUAL FINANCIAL STATEMENTS

AMG Funds

October 31, 2024

AMG Frontier Small Cap Growth Fund
Class N: MSSVX	Class I: MSSCX	Class Z: MSSYX

wealth.amg.com	103124	AR085

AMG Funds Annual Financial Statements — October 31, 2024

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	5
Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	7
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	8
Detail of changes in assets for the past two fiscal years

Financial Highlights	9
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	12
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	18

OTHER INFORMATION	19

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	20

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments October 31, 2024

	Shares	Value

Common Stocks - 97.2%

Communication Services - 0.1%

ZoomInfo Technologies, Inc.*	4,981	$55,040

Consumer Discretionary - 15.8%

BorgWarner, Inc.	7,515	252,729

Boyd Gaming Corp.	8,067	558,962

Bright Horizons Family Solutions, Inc.*	301	40,174

Burlington Stores, Inc.*	64	15,857

Caesars Entertainment, Inc.*	60,473	2,421,944

Cava Group, Inc.*	200	26,712

Five Below, Inc.*	82	7,773

Floor & Decor Holdings, Inc., Class A*	60	6,183

LCI Industries	198	22,033

LGI Homes, Inc.*	80	8,125

Life Time Group Holdings, Inc.*	36,772	819,280

Lithia Motors, Inc.	9,002	2,991,995

Mattel, Inc.*	86,243	1,757,632

Meritage Homes Corp.	680	123,216

Modine Manufacturing Co.*	7,502	883,511

Planet Fitness, Inc., Class A*	13,090	1,027,827

Stoneridge, Inc.*	1,111	7,766

Stride, Inc.*	1,002	93,467

Sweetgreen, Inc., Class A*	37,830	1,365,663

Total Consumer Discretionary		12,430,849

Consumer Staples - 2.2%

The Chefs’ Warehouse, Inc.*	7,258	289,739

Darling Ingredients, Inc.*	36,068	1,410,620

Total Consumer Staples		1,700,359

Energy - 1.4%

Cameco Corp. (Canada)	6,986	364,809

International Seaways, Inc.	11,130	484,600

Permian Resources Corp.	1,175	16,015

Tidewater, Inc.*	3,841	230,729

Total Energy		1,096,153

Financials - 2.6%

The Carlyle Group, Inc.	3,600	180,108

NMI Holdings, Inc., Class A*	5,278	204,153

Paymentus Holdings, Inc., Class A*	7,098	174,682

Popular, Inc. (Puerto Rico)	11,600	1,035,068

Toast, Inc., Class A*	15,997	480,390

Total Financials		2,074,401

Health Care - 17.0%

Apogee Therapeutics, Inc.*	12,657	658,670

	Shares	Value

Axsome Therapeutics, Inc.*,1	4,467	$397,697

Blueprint Medicines Corp.*	2,643	231,289

Bridgebio Pharma, Inc.*	20,010	468,434

Dyne Therapeutics, Inc.*	15,886	458,470

Exact Sciences Corp.*,1	1,728	119,111

Halozyme Therapeutics, Inc.*	16,901	854,684

Insmed, Inc.*	15,197	1,022,454

Inspire Medical Systems, Inc.*	283	55,196

Insulet Corp.*	33	7,641

Keros Therapeutics, Inc.*	11,683	678,081

Kymera Therapeutics, Inc.*,1	15,942	736,042

Lantheus Holdings, Inc.*	5,934	651,791

Natera, Inc.*	4,110	497,146

Novocure, Ltd. (Jersey)*	19,791	300,427

Sarepta Therapeutics, Inc.*	190	23,940

Stevanato Group S.P.A. (Italy)	29,107	553,324

Tempus AI, Inc.*,1	10,362	462,352

United Therapeutics Corp.*	6,851	2,562,069

Vericel Corp.*	4,854	213,770

Viking Therapeutics, Inc.*,1	33,655	2,441,334

Total Health Care		13,393,922

Industrials - 22.9%

ACV Auctions, Inc., Class A*	37,140	642,151

Alaska Air Group, Inc.*	33,921	1,625,155

Atmus Filtration Technologies, Inc.	13,757	535,697

Beacon Roofing Supply, Inc.*	27,038	2,489,389

Builders FirstSource, Inc.*	6,188	1,060,623

BWX Technologies, Inc.	2,581	314,237

Chart Industries, Inc.*,1	933	112,632

Enovix Corp.*,1	54,731	492,853

FTAI Aviation, Ltd.[1]	3,706	498,235

GMS, Inc.*	3,343	300,502

Granite Construction, Inc.[1]	28,752	2,416,606

The Greenbrier Cos., Inc.	7,801	462,365

Helios Technologies, Inc.	10,088	465,359

Hexcel Corp.	5,676	333,124

Knight-Swift Transportation Holdings, Inc.	26,970	1,404,598

Kratos Defense & Security Solutions, Inc.*	23,504	534,011

Quanta Services, Inc.	64	19,304

Regal Rexnord Corp.	8,299	1,382,115

RXO, Inc.*	45,607	1,285,661

Shoals Technologies Group, Inc., Class A*	42,324	228,973

Stratasys, Ltd.*	13,000	92,950

The accompanying notes are an integral part of these financial statements.

2

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 22.9% (continued)

Symbotic, Inc.*,1	22,878	$635,780

XPO, Inc.*	5,518	720,264

Total Industrials		18,052,584

Information Technology - 16.2%

Bill.com Holdings, Inc.*	14,393	839,975

Cloudflare, Inc., Class A*	1,328	116,479

Coherent Corp.*	8,286	765,958

Couchbase, Inc.*	21,878	351,579

Credo Technology Group Holding, Ltd.*	58,953	2,222,528

DocuSign, Inc.*	2,330	161,655

Elastic, N.V.*	2,946	236,358

Gitlab, Inc., Class A*	10,371	557,441

Grid Dynamics Holdings, Inc.*	4,672	74,378

Guidewire Software, Inc.*	43	8,009

indie Semiconductor, Inc., Class A*,1	413,526	1,368,771

Lattice Semiconductor Corp.*	11,016	558,071

MaxLinear, Inc.*	80,206	1,040,272

MongoDB, Inc.*	4,114	1,112,426

Monolithic Power Systems, Inc.	19	14,427

Okta, Inc.*	1,443	103,737

Pagaya Technologies, Ltd., Class A*	27,755	319,738

Penguin Solutions, Inc.*	1,517	22,831

Pure Storage, Inc., Class A*	1,041	52,102

Sanmina Corp.*	8,238	577,484

SentinelOne, Inc., Class A*	31,869	821,901

Super Micro Computer, Inc.*	98	2,853

UiPath, Inc., Class A*	3,202	39,577

Ultra Clean Holdings, Inc.*	26,283	879,166

Western Digital Corp.*	135	8,817

Wolfspeed, Inc.*,1	20,722	275,810

Zscaler, Inc.*	1,077	194,711

Total Information Technology		12,727,054

Materials - 14.5%

Aspen Aerogels, Inc.*,1	1,032	18,411

ATI, Inc.*	34,236	1,804,579

Carpenter Technology Corp.	7,977	1,192,561

Eagle Materials, Inc.	10,634	3,035,582

ERO Copper Corp. (Canada)*,1	29,646	543,708

FMC Corp.	1,546	100,474

Knife River Corp.*	12,915	1,256,888

	Shares	Value

MP Materials Corp.*	6,415	$115,406

Sigma Lithium Corp. (Brazil)*,1	11,211	152,245

Summit Materials, Inc., Class A*	67,436	3,197,141

Total Materials		11,416,995

Real Estate - 4.5%

Agree Realty Corp., REIT[1]	12,553	932,060

DigitalBridge Group, Inc.	86,543	1,357,860

First Industrial Realty Trust, Inc., REIT	1,306	68,552

Independence Realty Trust, Inc., REIT[1]	20,868	409,430

Sila Realty Trust, Inc., REIT	23,141	582,691

STAG Industrial, Inc., REIT	5,644	210,408

Total Real Estate		3,561,001

Total Common Stocks (Cost $68,520,094)		76,508,358

	Principal Amount

Short-Term Investments - 4.5%

Joint Repurchase Agreements - 2.3%[2]

Bank of Montreal, dated 10/31/24, due 11/01/24, 4.860% total to be received $1,000,135 (collateralized by various U.S. Government Agency Obligations, 1.713% - 7.623%, 01/01/26 - 12/01/52, totaling $1,020,000)	$1,000,000	1,000,000

Daiwa Capital Markets America, dated 10/31/24, due 11/01/24, 4.890% total to be received $793,467 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.625% - 7.500%, 05/15/25 - 11/01/54, totaling $809,226)	793,359	793,359

Total Joint Repurchase Agreements		1,793,359

	Shares

Other Investment Companies - 2.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%[3]	686,184	686,184

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.82%[3]	1,029,276	1,029,276

Total Other Investment Companies		1,715,460

Total Short-Term Investments (Cost $3,508,819)		3,508,819

Total Investments - 101.7% (Cost $72,028,913)		80,017,177

Other Assets, less Liabilities - (1.7)%		(1,304,517)

Net Assets - 100.0%		$78,712,660

The accompanying notes are an integral part of these financial statements.

3

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.

[1]

Some of these securities, amounting to $9,701,466 or 12.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the October 31, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of October 31, 2024:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$76,508,358	—	—	$76,508,358

Short-Term Investments

Joint Repurchase Agreements	—	$1,793,359	—	1,793,359

Other Investment Companies	1,715,460	—	—	1,715,460

Total Investments in Securities	$78,223,818	$1,793,359	—	$80,017,177

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended October 31, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities October 31, 2024

AMG Frontier Small Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $9,701,466)	$80,017,177

Receivable for investments sold	1,291,370

Dividend and interest receivables	13,068

Securities lending income receivable	23,350

Receivable for Fund shares sold	73,921

Receivable from affiliate	13,933

Prepaid expenses and other assets	11,947

Total assets	81,444,766

Liabilities:

Payable upon return of securities loaned	1,793,359

Payable for investments purchased	690,831

Payable for Fund shares repurchased	74,426

Accrued expenses:

Investment advisory and management fees	47,724

Administrative fees	10,227

Distribution fees	765

Shareholder service fees	7,785

Other	106,989

Total liabilities	2,732,106

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$78,712,660

[1] Investments at cost	$72,028,913

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities (continued)

AMG Frontier Small Cap Growth Fund

Net Assets Represent:

Paid-in capital	$67,603,021

Total distributable earnings	11,109,639

Net Assets	$78,712,660

Class N:

Net Assets	$3,546,896

Shares outstanding	410,690

Net asset value, offering and redemption price per share	$8.64

Class I:

Net Assets	$61,813,840

Shares outstanding	6,477,503

Net asset value, offering and redemption price per share	$9.54

Class Z:

Net Assets	$13,351,924

Shares outstanding	1,310,875

Net asset value, offering and redemption price per share	$10.19

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations For the fiscal year ended October 31, 2024

AMG Frontier Small Cap Growth Fund

Investment Income:

Dividend income	$538,987 [1]

Interest income	349

Securities lending income	131,911

Total investment income	671,247

Expenses:

Investment advisory and management fees	525,549

Administrative fees	112,618

Distribution fees - Class N	8,564

Shareholder servicing fees - Class N	5,139

Shareholder servicing fees - Class I	57,475

Custodian fees	71,907

Registration fees	55,495

Professional fees	35,531

Reports to shareholders	33,103

Transfer agent fees	7,429

Trustee fees and expenses	6,264

Miscellaneous	6,262

Total expenses before offsets	925,336

Expense reimbursements	(178,452)

Net expenses	746,884

Net investment loss	(75,637)

Net Realized and Unrealized Gain:

Net realized gain on investments	10,696,410

Net change in unrealized appreciation/depreciation on investments	9,090,215

Net realized and unrealized gain	19,786,625

Net increase in net assets resulting from operations	$19,710,988

[1] Includes non-recurring dividends of $147,322.

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets For the fiscal years ended October 31,

	AMG Frontier Small Cap Growth Fund

	2024	2023

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$(75,637)	$11,027

Net realized gain (loss) on investments	10,696,410	(2,992,464)

Net change in unrealized appreciation/depreciation on investments	9,090,215	(2,181,070)

Net increase (decrease) in net assets resulting from operations	19,710,988	(5,162,507)

Distributions to Shareholders:

Class N	(34,128)	—

Class I	(650,752)	—

Class Z	(84,864)	—

Total distributions to shareholders	(769,744)	—

Capital Share Transactions:[1]

Net increase from capital share transactions	4,037,621	36,667,103

Total increase in net assets	22,978,865	31,504,596

Net Assets:

Beginning of year	55,733,795	24,229,199

End of year	$78,712,660	$55,733,795

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,
Class N	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$6.54	$6.58	$12.60	$8.55	$8.03

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.03)[3]	(0.02)[4]	(0.06)[5]	(0.12)	(0.06)

Net realized and unrealized gain (loss) on investments	2.21	(0.02)	(2.05)	4.56	1.30

Total income (loss) from investment operations	2.18	(0.04)	(2.11)	4.44	1.24

Less Distributions to Shareholders from:

Net investment income	(0.08)	—	—	—	—

Net realized gain on investments	—	—	(3.91)	(0.39)	(0.72)

Total distributions to shareholders	(0.08)	—	(3.91)	(0.39)	(0.72)

Net Asset Value, End of Year	$8.64	$6.54	$6.58	$12.60	$8.55

Total Return[2,6]	33.53%	(0.61)%	(22.17)%	52.92%	16.22%

Ratio of net expenses to average net assets	1.30%	1.30%	1.30%	1.30%	1.30%

Ratio of gross expenses to average net assets[7]	1.54%	1.70%	1.74%	1.72%	1.90%

Ratio of net investment loss to average net assets[2]	(0.41)%	(0.30)%	(0.86)%	(0.98)%	(0.73)%

Portfolio turnover	234%	227%	231%	217%	206%

Net assets end of year (000’s) omitted	$3,547	$2,701	$1,179	$834	$306

The accompanying notes are an integral part of these financial statements.

9

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,
Class I	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$7.21	$7.23	$13.40	$9.04	$8.43

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.01)[3]	0.00 [4,8]	(0.04)[5]	(0.08)	(0.03)

Net realized and unrealized gain (loss) on investments	2.44	(0.02)	(2.22)	4.83	1.36

Total income (loss) from investment operations	2.43	(0.02)	(2.26)	4.75	1.33

Less Distributions to Shareholders from:

Net investment income	(0.10)	—	—	—	—

Net realized gain on investments	—	—	(3.91)	(0.39)	(0.72)

Total distributions to shareholders	(0.10)	—	(3.91)	(0.39)	(0.72)

Net Asset Value, End of Year	$9.54	$7.21	$7.23	$13.40	$9.04

Total Return[2,6]	33.86%	(0.28)%	(21.92)%	53.49%	16.69%

Ratio of net expenses to average net assets	0.99%	0.97%	0.94%	0.94%	0.95%

Ratio of gross expenses to average net assets[7]	1.23%	1.37%	1.38%	1.36%	1.55%

Ratio of net investment income (loss) to average net assets[2]	(0.10)%	0.03%	(0.50)%	(0.62)%	(0.38)%

Portfolio turnover	234%	227%	231%	217%	206%

Net assets end of year (000’s) omitted	$61,814	$46,657	$17,023	$17,230	$11,547

The accompanying notes are an integral part of these financial statements.

10

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended October 31,
Class Z	2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year	$7.69	$7.71	$14.01	$9.43	$8.75

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[3,9]	0.01 [4]	(0.04)[5]	(0.07)	(0.03)

Net realized and unrealized gain (loss) on investments	2.60	(0.03)	(2.35)	5.04	1.43

Total income (loss) from investment operations	2.60	(0.02)	(2.39)	4.97	1.40

Less Distributions to Shareholders from:

Net investment income	(0.10)	—	—	—	—

Net realized gain on investments	—	—	(3.91)	(0.39)	(0.72)

Total distributions to shareholders	(0.10)	—	(3.91)	(0.39)	(0.72)

Net Asset Value, End of Year	$10.19	$7.69	$7.71	$14.01	$9.43

Total Return[2,6]	34.01%	(0.26)%	(21.87)%	53.62%	16.74%

Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of gross expenses to average net assets[7]	1.14%	1.30%	1.34%	1.32%	1.50%

Ratio of net investment income (loss) to average net assets[2]	(0.01)%	0.10%	(0.46)%	(0.58)%	(0.33)%

Portfolio turnover	234%	227%	231%	217%	206%

Net assets end of year (000’s) omitted	$13,352	$6,376	$6,027	$8,672	$7,850

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05), $(0.03) and $(0.02) for Class N, Class I and Class Z shares, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.03), $(0.01) and $(0.01) for Class N, Class I and Class Z shares, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.07), $(0.04) and $(0.04) for Class N, Class I and Class Z shares, respectively.

[6]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Less than $0.005 per share.

[9]	Less than $(0.005) per share.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements October 31, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Frontier Small Cap Growth Fund (the “Fund”).

The Fund offers Class N, I and Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

12

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized.

Temporary differences are primarily due to mark to market on passive foreign investment companies and wash sales loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 was as follows:

Distributions paid from:	2024	2023

Ordinary income *	$769,744	—

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of October 31, 2024, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Undistributed ordinary income	$4,025,559

Undistributed long-term capital gains	3,472,303

At October 31, 2024, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$76,405,400	$10,150,306	$(6,538,529)	$3,611,777

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns as of October 31, 2024, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2024, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2025, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

For the fiscal year ended October 31, 2024, the Fund utilized capital loss carryovers in the amount of:

Short-Term	Long-Term

$1,799,946	—

13

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended October 31, 2024 and October 31, 2023, the capital stock transactions by class for the Fund were as follows:

	October 31, 2024		October 31, 2023

	Shares	Amount	Shares	Amount

Class N:

Shares sold	133,861	$1,063,563	283,803	$2,131,959

Shares issued in reinvestment of distributions	4,455	34,128	—	—

Shares redeemed	(140,648)	(1,138,522)	(50,051)	(364,640)

Net increase (decrease)	(2,332)	$(40,831)	233,752	$1,767,319

Class I:

Shares sold	1,411,571	$12,372,222	5,456,657	$44,655,918

Shares issued in reinvestment of distributions	76,935	649,337	—	—

Shares redeemed	(1,482,676)	(13,477,013)	(1,338,783)	(10,125,309)

Net increase (decrease)	5,830	$(455,454)	4,117,874	$34,530,609

Class Z:

Shares sold	577,839	$5,473,667	93,430	$763,578

Shares issued in reinvestment of distributions	9,419	84,864	—	—

Shares redeemed	(105,953)	(1,024,625)	(46,001)	(394,403)

Net increase	481,305	$4,533,906	47,429	$369,175

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At October 31, 2024, the market value of Repurchase Agreements outstanding was $1,793,359.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Frontier Capital Management Co., LLC (“Frontier”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Frontier.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the fiscal year ended October 31, 2024, the Fund paid an investment management fee at the annual rate of 0.70% of the average daily net assets of the Fund. The fee paid to Frontier for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities

14

Notes to Financial Statements (continued)

sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the fiscal year ended October 31, 2024, the Investment Manager reimbursed the Fund $178,452, and did not recoup any previously reimbursed expenses. At October 31, 2024, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$102,867

1-2 years	156,669

2-3 years	178,452

Total	$437,988

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Fund has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended October 31, 2024, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.15%	0.15%

Class I	0.15%	0.09%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At October 31, 2024, the Fund had no interfund loans outstanding. The Fund did not borrow during the fiscal year ended October 31, 2024.

The Fund utilized the interfund lending program during the fiscal year ended October 31, 2024 as follows:

Average Lent	Number of Days	Interest Earned	Average Interest Rate

$2,049,864	1	$349	6.215%

15

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended October 31, 2024, were $174,864,973 and $170,994,323, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the fiscal year ended October 31, 2024.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at October 31, 2024, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$9,701,466	$1,793,359	$8,415,516	$10,208,875

The following table summarizes the securities received as collateral for securities lending at October 31, 2024:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-7.625%	11/07/24-08/15/53

5. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

16

Notes to Financial Statements (continued)

7. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of October 31, 2024:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Bank of Montreal	$1,000,000	—	$1,000,000	$1,000,000	—

Daiwa Capital Markets America	793,359	—	793,359	793,359	—

Total	$1,793,359	—	$1,793,359	$1,793,359	—

8. RECENT ACCOUNTING STANDARDS UPDATE

In November 2023, the Financial Accounting Standards Board issued ASU No. 2023-07, Segment Reporting (Topic 280), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Fund is currently evaluating the requirements and does not expect this guidance to materially impact the Fund’s financial statements.

9. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds I and Shareholders of AMG Frontier Small Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AMG Frontier Small Cap Growth Fund (one of the funds constituting AMG Funds I, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

December 23, 2024

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

18

Other Information (unaudited)

TAX INFORMATION

AMG Frontier Small Cap Growth Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2023/2024 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code of 1986, as amended, AMG Frontier Small Cap Growth Fund hereby designates $376,217 as a capital gain distribution with respect to the taxable year ended October 31, 2024, or if subsequently determined to be different, the net capital gains of such fiscal year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended October 31, 2024, was $6,264, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended October 31, 2024.

19

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Frontier Small Cap Growth Fund: Approval of Fund Management Agreement and Subadvisory Agreement on June 12, 2024

At an in-person meeting held on June 12, 2024, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds I (the “Trust”) (the “Independent Trustees”), approved (i) the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Frontier Small Cap Growth Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Fund Management Agreement”); and (ii) the Subadvisory Agreement with respect to the Fund, as amended at any time prior to the date of the meeting (the “Subadvisory Agreement”), with Frontier Capital Management Co., LLC, the Fund’s subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Fund Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Fund, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Fund Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings relating to the Investment

Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Fund Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Fund Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the

Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Fund Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Fund Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite

20

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2024, was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year, 3-year, 5-year, and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 12, 2024 meeting and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Fund Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure and the services the Investment Manager provides in performing its functions under the Fund Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted

that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2024, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through March 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Fund Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Fund Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Fund Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders.

Accordingly, on June 12, 2024, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Fund Management Agreement and the Subadvisory Agreement for the Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Frontier Capital Management Co., LLC

99 Summer Street

Boston, MA 02110

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

Systematica Investments Limited, acting as general partner of Systematica Investments LP

wealth.amg.com	103124	AR085

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

 (a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

 (b)   There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	January 3, 2025

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	January 3, 2025